Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Arizona--98.3%
$750,000		Apache County, AZ IDA, (Series A 1983), Weekly VRDNs (Tucson Electric Power Co.)/(Toronto - Dominion Bank LOC)	$750,000
2,300,000		Arizona Agricultural Improvement & Power District, 3.20% CP (Salt River Project, AZ), Mandatory Tender 8/10/2001	2,300,000
3,000,000		Arizona School District, COP, (Series 2000), 4.875% TANs (AMBAC INS), 7/31/2001	3,003,891
1,050,000		Arizona State Transportation Board, (Series 1991A), 6.55%, Bonds (United States Treasury PRF), 7/1/2001 (@102)	1,069,882
2,195,000		Central Arizona Water Conservation District, (Series B), 6.20%, Bonds (MBIA INS), 5/1/2001	2,195,000
2,999,000		Chandler, AZ IDA, (Series 1999A), Weekly VRDNs (South Bay Circuits, Inc.)/(Comerica Bank, California LOC)	2,999,000
2,500,000		Cochise County, AZ Pollution Control Corp., (Series 1994A), 3.70% TOBs (Arizona Electric Power Cooperative, Inc. Project)/(National Rural Utilities Cooperative Finance Corp. GTD), Optional Tender 9/1/2001	2,500,000
615,000		Cochise County, AZ Unified School District No. 68, (Series B), 9.00%, Bonds (FGIC INS), 7/1/2001	619,736
2,400,000		Coconino County, AZ Pollution Control Corp., (Series 1998), Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC)	2,400,000
3,400,000		Eloy, AZ IDA, (Series 1996), Weekly VRDNs (The Marley Cooling Tower Co.)/(First Union National Bank, Charlotte, NC LOC)	3,400,000
4,341,000		Flagstaff, AZ, (Series 1999), Weekly VRDNs (Joy Cone Co.)/(Mellon Bank N.A., Pittsburgh LOC)	4,341,000
1,000,000		Maricopa County, AZ Community College District, (Series 1994-C), 5.25%, Bonds, 7/1/2001	1,001,799
3,020,000	[2]	Maricopa County, AZ Community College District, PT-388, 4.50% TOBs (Merril Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	3,020,000
3,740,000		Maricopa County, AZ IDA, (Series 1984), Weekly VRDNs (Gannett Co., Inc.)	3,740,000
1,250,000		Maricopa County, AZ IDA, (Series 1999), Weekly VRDNs (Redman Homes, Inc.)/(PNC Bank, N.A. LOC)	1,250,000
1,535,000		Maricopa County, AZ IDA, (Series 1999A), Daily VRDNs (Orangewood CCRC)/(Banque Nationale de Paris LOC)	1,535,000
1,900,000		Mesa, AZ Municipal Development Corp., (Series 1985), 3.35% CP (Westdeutsche Landesbank Girozentrale LOC), Mandatory Tender 6/6/2001	1,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Arizona--continued
$475,000		Mohave County, AZ Unified High School, (Series B), 6.00%, Bonds (FGIC INS), 7/1/2001	$476,192
2,500,000		Phoenix, AZ Civic Improvement Corp., (Series 2001B), 3.20% CP (Dexia Public Finance Bank S.A. LOC), Mandatory Tender 9/10/2001	2,500,000
4,000,000		Phoenix, AZ IDA, (Series 1997), Weekly VRDNs (Interface Data Systems, Inc.)/(Bank One, Arizona N.A. LOC)	4,000,000
1,300,000		Phoenix, AZ IDA, (Series 1998), Weekly VRDNs (Standard Printing Company, Inc.)/(Bank One, Arizona N.A. LOC)	1,300,000
1,860,000		Pima County, AZ IDA, (Series 2000 A-3), 4.30%, Bonds (Trinity Funding Co. INV), 5/15/2001	1,860,000
1,000,000		Pima County, AZ IDA, (Series 2001A-3), 3.45% BANs, 4/15/2002	1,000,000
1,000,000		Pima County, AZ IDA, (Series 2001A-5), 3.35% BANs, 4/15/2002	1,000,000
1,785,000		Pima County, AZ IDA, FR/RI-L21, (Series 2000), Weekly VRDNs (Tucson Electric Power Co.)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	1,785,000
5,140,000		Pima County, AZ IDA, Single Family Mortgages, Roaring Fork, (Series 1999-6), Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	5,140,000
1,000,000		Tempe, AZ IDA, (Series 1992), 3.20% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 10/15/2001	1,000,000
2,450,000	[2]	Tempe, AZ IDA, PT-466, 4.25% TOBs (Elliot's Crossing Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	2,450,000
3,000,000		Tucson and Pima County, AZ IDA, Single Family Mortgage, Roaring Fork, (Series 2000-13), Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	3,000,000
3,100,000		Tucson, AZ IDA, (Series 1989), Weekly VRDNs (Lincoln Garden Tucson LP)/(FHLMC LOC)	3,100,000
950,000		Yavapai, AZ IDA, (Series 1997B), Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Credit Locale de France LIQ)	950,000
2,900,000		Yuma County, AZ Airport Authority, Inc., (Series 1997A), Weekly VRDNs (Bank One, Arizona N.A. LOC)	2,900,000

		TOTAL	70,486,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--1.0%
$725,786		Commonwealth of Puerto Rico Municipal Revenues Collection Center, (Series 1997A), LeaseTOPS Trust Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	$725,786

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$71,212,286

Securities that are subject to alternative minimum tax represents 50.6% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $5,470,000 which represents 7.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($71,700,679) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FR	--Floating Rate
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$71,212,286
Cash		35,456
Income receivable		663,065

TOTAL ASSETS		71,910,807

Liabilities:
Income distribution payable	$202,115
Accrued expenses	8,013

TOTAL LIABILITIES		210,128

Net assets for 71,700,679 shares outstanding		$71,700,679

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$71,700,679 ÷ 71,700,679 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest		$1,423,514

Expenses:
Investment adviser fee	$183,244
Administrative personnel and services fee	61,928
Custodian fees	2,560
Transfer and dividend disbursing agent fees and expenses	7,094
Directors'/Trustees' fees	351
Auditing fees	722
Legal fees	3,727
Portfolio accounting fees	17,799
Shareholder services fee	91,622
Share registration costs	12,236
Printing and postage	5,942
Insurance premiums	1,865
Miscellaneous	338

TOTAL EXPENSES	389,428

Waiver:
Waiver of investment adviser fee	(156,081)

Net expenses		233,347

Net investment income		$1,190,167

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,190,167	$2,454,117

Distributions to Shareholders:
Distributions from net investment income	(1,190,167)	(2,454,117)

Share Transactions:
Proceeds from sale of shares	116,092,191	248,928,035
Net asset value of shares issued to shareholders in payment of distributions declared	312,627	841,039
Cost of shares redeemed	(115,501,812)	(212,904,722)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	903,006	36,864,352

Change in net assets	903,006	36,864,352

Net Assets:
Beginning of period	70,797,673	33,933,321

End of Period	$71,700,679	$70,797,673

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2001	2000	1999 [1]	10/31/1998 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.01
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.63%	3.66%	2.76%	1.28%

Ratios to Average Net Assets:

Expenses	0.64%[4]	0.59%	0.58%	0.32%[4]

Net investment income	3.25%[4]	3.61%	2.73%	3.24%[4]

Expense waiver/reimbursement[5]	0.43%[4]	0.54%	0.95%	2.21%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$71,701	$70,798	$33,933	$34,728

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from June 10, 1998 (date of initial public investment) to October 31, 1998.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the ``Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	116,092,191	248,928,035
Shares issued to shareholders in payment of distributions declared	312,627	841,039
Shares redeemed	(115,501,812)	(212,904,722)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	903,006	36,864,352

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $85,066,350 and $93,499,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 60.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 11.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N450

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G02372-04 (6/01)

Federated Investors
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		California--86.0%
$8,900,000		ABAG Finance Authority for Non-Profit Corporations Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(AMBAC INS)/(Bayerische Landesbank Girozentrale LIQ)	$8,900,000
8,710,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1998), Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A., Minneapolis LOC)	8,710,000
9,700,000		ABAG Finance Authority for Non-Profit Corporations, (Series 2000), Weekly VRDNs (Episcopal Homes Foundation)/(Wells Fargo Bank, N.A. LOC)	9,700,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, (Series 1999), Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC)	4,000,000
16,705,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-10), Weekly VRDNs (San Diego, CA Water Utility Fund)/ (FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	16,705,000
6,500,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-17), Weekly VRDNs (Sacramento County, CA Airport System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	6,500,000
12,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1998-25), Weekly VRDNs (Los Angeles, CA Wastewater System)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	12,000,000
14,000,000		ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1999-7), Weekly VRDNs (Los Angeles, CA Unified School District)/ (MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	14,000,000
4,356,000	[2]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT), (Series 1999-8), 3.95% TOBs (Contra Costa, CA Water District)/(FGIC INS)/ (ABN AMRO Bank N.V., Amsterdam LIQ) Optional Tender 5/30/2001	4,356,000
18,220,000	[2]	Anaheim, CA Public Financing Authority, MERLOTS, (Series 2000 B1), 3.90% TOBs (Anaheim, CA Electric Utility)/(FGIC INS)/(First Union National Bank, Charlotte, NC LIQ) Optional Tender 11/1/2001	18,220,000
2,600,000		California Educational Facilities Authority, Floater Certificates, (Series 1998-147), Weekly VRDNs (University of Southern California)/ (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,600,000
8,550,000		California HFA, Variable Rate Certificates, (Series 1998E), Weekly VRDNs (Bank of America, N.A. LIQ)	8,550,000
10,000,000		California Infrastructure & Economic Development Bank, (Series 2001), 2.75% CP (Salvation Army)/(Bank of America, N.A. LOC) Mandatory Tender 9/12/2001	10,000,000
10,000,000		California School Cash Reserve Program Authority, 2000 Pool Bonds, (Series A), 5.25% TRANs (AMBAC INS), 7/3/2001	10,037,372
9,000,000		California State, MERLOTS, (Series 2000 MMM), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	9,000,000
13,500,000		California State, MERLOTS, (Series 1999M), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	13,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$9,645,000	[2]	California State, (PT-1194), 3.80% TOBs (Merrill Lynch Capital Services, Inc. LIQ) Optional Tender 10/25/2001	$9,645,000
4,500,000		California State, (PT-1256), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,500,000
10,705,000		California State, Roaring Fork, (Series 2001-1), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	10,705,000
10,840,000		California State, Trust Receipts, (Series 1997 SG 90), Weekly VRDNs (MBIA INS)/(Societe Generale, Paris LIQ)	10,840,000
7,725,000		California State, Trust Receipts, (Series 2000 FR/RI-A10), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	7,725,000
18,000,000	[2]	California State, Trust Receipts, (Series 2000 FR/RI-A17), 3.85% TOBs (FGIC INS)/(Bank of New York, New York LIQ) Optional Tender 5/1/2001	18,000,000
7,640,000		California State, Trust Receipts, (Series 2000 FR/RI-L14), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	7,640,000
6,320,000		California State, Trust Receipts, (Series 2000 FR/RI-L15), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	6,320,000
2,700,000		California State Public Works Board, Variable Rate Certificates, (Series 2000B), Weekly VRDNs (Regents of University of California)/ (MBIA INS)/(Bank of America, N.A. LIQ)	2,700,000
4,015,000		California Statewide Communities Development Authority, (Series 2000), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,015,000
1,780,000		California Statewide Communities Development Authority, (Series 2000A), Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Banque Nationale de Paris LOC)	1,780,000
2,500,000		California Statewide Communities Development Authority, (Series 2001), Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC)	2,500,000
2,200,000		California Statewide Communities Development Authority, (Series A), Weekly VRDNs (Barton Memorial Hospital)/(Banque Nationale de Paris LOC)	2,200,000
4,715,000		California Statewide Communities Development Authority, MERLOTS, (Series 1999E), Weekly VRDNs (Sutter Health)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	4,715,000
18,305,000		California Statewide Communities Development Authority, (PT-483), Weekly VRDNs (Whispering Winds Apartments)/(FHLMC GTD)/(Merrill Lynch Capital Services, Inc. LIQ)	18,305,000
16,485,000		Clipper Tax-Exempt Trust (California Non-AMT), (Series A), Weekly VRDNs (California HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	16,485,000
6,000,000		Compton, CA, Solid Waste Management Facilities, (Series 2000), Weekly VRDNs (Union Bank of California LOC)	6,000,000
7,800,000		East Bay Municipal Utility District, CA, 2.90% CP (Westdeutsche Landesbank Girozentrale LIQ) Mandatory Tender 5/10/2001	7,800,000
14,060,000		Fremont, CA, (Series 2001), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	14,060,000
3,400,000		Fresno, CA, (Series 2000C), Weekly VRDNs (Trinity Healthcare Credit Group)	3,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$12,000,000		Grand Terrace, CA Community Redevelopment Agency, (Series 1985A), Weekly VRDNs (Mt. Vernon Villas)/(FNMA LOC)	$12,000,000
20,356,266		Koch Floating Rate Trust (California Non-AMT), (Series 1999-2), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	20,356,266
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority, Second Subordinate Sales Tax Revenue, (Series A), 2.55% CP (Bank of America, N.A., Bayerische Hypotheken-und Vereinsbank AG, Credit Agricole Indosuez, Landesbank Hessen-Thueringen, Frankfurt and Morgan Guaranty Trust Co., New York LOCs) Mandatory Tender 6/8/2001	10,000,000
1,355,000		Los Angeles County, CA Metropolitan Transportation Authority, Municipal Securities Trust Receipts, (Series 1998-CMC2), Weekly VRDNs (AMBAC INS)/(Chase Manhattan Corp. LIQ)	1,355,000
11,000,000		Los Angeles County, CA, (Series A), 5.00% TRANs, 6/29/2001	11,018,395
600,000		Los Angeles, CA, Department of Water & Power, (Series 2000B), Weekly VRDNs	600,000
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00% Bonds, 6/1/2001	1,882,829
20,000,000		Los Angeles, CA Department of Water & Power, Electric Plant Short-Term Revenue Certificates, 3.00% CP (Bank of America, N.A., Bayerische Landesbank Girozentrale, Dexia Bank, Brussels, Morgan Guaranty Trust Co., New York and Westdeutsche Landesbank Girozentrale LOCs) Mandatory Tender 7/27/2001	20,000,000
15,000,000		Los Angeles, CA Department of Water & Power, Water Works Short-Term Revenue Certificates, 3.75% CP Mandatory Tender 5/17/2001	15,000,000
13,300,000		Los Angeles, CA, Wastewater System, 2.60% CP Mandatory Tender 7/23/2001	13,300,000
3,000,000		Los Angeles, CA, Wastewater System, 3.00% CP Mandatory Tender 7/24/2001	3,000,000
4,800,000		Los Angeles, CA, TRANs, Trust Receipts, (Series 2000 FR/RI-N8), Weekly VRDNs (Bank of New York LIQ)	4,800,000
2,475,000		Milpitas, CA, Unified School District, 4.75% TRANs, 7/5/2001	2,477,029
6,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America, N.A. LOC)	6,900,000
3,000,000		Mountain View - Los Altos, CA Union High School District, 5.00% TRANs, 7/5/2001	3,003,584
3,300,000		Oakland, CA MERLOTS, (Series 2000M), Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,300,000
6,000,000		Oceanside, CA Community Development Commission, (Series 1985), Weekly VRDNs (Shadow Way Apartments)/(Bank One, Arizona N.A., LOC)	6,000,000
11,900,000		Orange County, CA, Housing Authority, (Issue 1998I), Weekly VRDNs (Oasis Martinique)/(FNMA LOC)	11,900,000
41,645,644		PBCC LeaseTOPS Trust (California Non-AMT), (Series 1998-1), Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	41,645,644
5,931,694	[2]	PBCC LeaseTOPS Trust (California Non-AMT), (Series 1999-1), 3.00% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) Optional Tender 1/23/2002	5,931,694
6,375,000		Peninsula Corridor Joint Powers Board, CA, 4.40% GANs, 7/25/2001	6,377,843
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$4,000,000		Placer County, STCT CA, Union High School District, 4.50% TRANs, 10/1/2001	$4,008,111
2,500,000		Ravenswood, CA City School District, 4.90% TRANs, 7/5/2001	2,502,772
10,000,000		Regents of University of California, (Series A), 2.75% CP Mandatory Tender 7/30/2001	10,000,000
3,000,000		Regents of University of California, (Series A), 3.00% CP Mandatory Tender 7/30/2001	3,000,000
8,000,000		Regents of University of California, (Series A), 3.05% CP Mandatory Tender 5/22/2001	8,000,000
19,950,000		Riverside County, CA, School Financing Authority, Trust Receipts, (Series 2000 FR/RI-N9), Weekly VRDNs (Bank of New York LIQ)	19,950,000
3,500,000		Riverside County, CA, (Series A), Weekly VRDNs (Riverside, CA Public Facility Finance)/(Commerzbank AG, Frankfurt and National Westminster Bank, PLC LOCs)	3,500,000
8,655,000		Riverside, CA Municipal Securities Trust Receipts, (Series 1998-CMC5), Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase Corp. LIQ)	8,655,000
6,770,000	[2]	Riverside, CA, (PT-477), 3.85% TOBs (Sierra Pines Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	6,770,000
2,525,000		Rosemead, CA, School District, 4.75% TRANs, 7/5/2001	2,527,070
2,300,000		Roseville, CA Joint Union High School District, 4.50% TRANs, 10/1/2001	2,304,664
16,000,000	[2]	Sacramento, CA, Municipal Utility District, MERLOTS, (Series 2000 A10), 3.85% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ) Optional Tender 10/1/2001	16,000,000
5,000,000		Sacramento, CA, (Series 1985B), Weekly VRDNs (Woodbridge - 301 LLC)/(Bank One, Arizona N.A. LOC)	5,000,000
6,600,000		Sacramento, CA, (Series 1990), Weekly VRDNs (Administration Center & Courthouse Project)/(UBS AG LOC)	6,600,000
2,600,000	[2]	Sacramento County, CA, Sanitation District, MERLOTS, (Series 2000 SSS), 4.10% TOBs (First Union National Bank, Charlotte, NC LIQ)/(United States Treasury PRF) Optional Tender 8/1/2001	2,600,000
1,430,000		San Bernardino County, CA, Certificates of Participation, (Series B), 6.75% Bonds (United States Treasury PRF), 8/1/2001	1,467,934
1,140,000		San Bernardino County, CA, Certificates of Participation, (Series B), 7.00% Bonds (United States Treasury PRF), 8/1/2001	1,170,937
4,000,000		San Diego, CA, Trust Receipts, (Series 2001 FR/RI-L2), Weekly VRDNs (San Diego Gas & Electric)/(FSA INS)/(Lehman Brothers, Inc. LIQ)	4,000,000
14,570,000		San Francisco, CA, City & County Airport Commission, (Series 1997B), 2.85% CP (San Francisco International Airport)/(Societe Generale, Paris LOC) Mandatory Tender 5/24/2001	14,570,000
7,105,000		San Francisco, CA, City & County Airport Commission, (Series 1997B), 3.00% CP (San Francisco International Airport)/(Societe Generale, Paris LOC) Mandatory Tender 8/23/2001	7,105,000
2,745,000		San Francisco, CA, Redevelopment Finance Agency, (PT-125) Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(Merrill Lynch Capital Services, Inc. LIQ)	2,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--continued
$9,500,000		San Francisco, CA, Redevelopment Finance Agency, (Series B1), Weekly VRDNs (Fillmore Center)/(Credit Suisse First Boston LOC)	$9,500,000
6,975,000		San Francisco, CA, Redevelopment Finance Agency, CDC Municipal Products, Inc., (Series 1997T), Weekly VRDNs (Northridge Cooperative Homes)/(MBIA INS)/(CDC Municipal Products, Inc. LIQ)	6,975,000
4,000,000		San Luis, CA, Coastal Unified School District, 4.80% BANs, 7/2/2001	4,003,584
7,000,000		Santa Paula, CA, PFA, (Series 1996), Weekly VRDNs (Santa Paula, CA Water System)/(Union Bank of California LOC)	7,000,000
12,500,000		Southern California Metropolitan Water District, CA, MERLOTS, (Series 1999O), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	12,500,000
5,000,000		Southern California Metropolitan Water District, CA, PUTTERs, (Series 116), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	5,000,000
3,990,000		Sunnyvale, CA, Elementary School District, 4.75% TRANs, 7/5/2001	3,993,406
1,000,000		Upland, CA, Community Redevelopment Agency, (Series 1999A), Weekly VRDNs (Northwoods 168)/(FNMA LOC)	1,000,000
5,000,000		Vallejo, CA, Water System Revenue Bonds, (Series 2001A), Weekly VRDNs (KBC Bank N.V. LOC)	5,000,000
2,000,000		Yucaipa-Calimesa, CA Joint Unified School District, 5.00% TRANs, 6/29/2001	2,002,324

		TOTAL	706,412,458

		Puerto Rico--13.3%
6,575,000	[2]	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 1998-139), 2.75% TOBs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ) Optional Tender 8/9/2001	6,575,000
4,995,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 1998-86), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ	4,995,000
7,000,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 2000-451), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	7,000,000
4,150,000		Puerto Rico Commonwealth, UT GO Public Improvement, (Series B), 5.50% Bonds (AMBAC INS), 7/1/2001	4,160,094
4,025,000		Puerto Rico Government Development Bank, 3.00% CP, Mandatory Tender 5/21/2001	4,025,000
12,993,000		Puerto Rico Government Development Bank, 3.00% CP, Mandatory Tender 7/26/2001	12,993,000
4,000,000		Puerto Rico Government Development Bank, 3.00% CP, Mandatory Tender 8/21/2001	4,000,000
4,000,000		Puerto Rico Government Development Bank, 3.00% CP, Mandatory Tender 8/23/2001	4,000,000
5,000,000		Puerto Rico Government Development Bank, 3.00% CP, Mandatory Tender 9/4/2001	5,000,000
5,000,000		Puerto Rico Government Development Bank, 3.10% CP, Mandatory Tender 5/21/2001	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico-continued
$10,000,000		Puerto Rico Government Development Bank, 3.10% CP, Mandatory Tender 7/31/2001	$10,000,000
2,500,000		Puerto Rico Government Development Bank, 3.10% CP, Mandatory Tender 9/20/2001	2,500,000
7,500,000		Puerto Rico Government Development Bank, 3.20% CP, Mandatory Tender 7/24/2001	7,500,000
10,000,000		Puerto Rico Government Development Bank, 3.75% CP, Mandatory Tender 6/20/2001	10,000,000
3,995,000		Puerto Rico Highway and Transportation Authority, MERLOTS, (Series 2000-FFF), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	3,995,000
9,115,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983A), 4.00% TOBs (Merck & Co., Inc.) Optional Tender 12/1/2001	9,115,000
8,360,000		Puerto Rico Municipal Finance Agency, PA-645 Weekly VRDNs (FSA INS)/ (Merrill Lynch Capital Services, Inc. LIQ)	8,360,000

		TOTAL	109,218,094

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$815,630,552

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $88,097,694, which represents 10.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($820,982,948) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PFA	--Public Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$815,630,552
Cash		174,675
Income receivable		7,550,934

TOTAL ASSETS		823,356,161

Liabilities:
Income distribution payable	$2,233,593
Accrued expenses	139,620

TOTAL LIABILITIES		2,373,213

Net assets for 820,982,948 shares outstanding		$820,982,948

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$598,544,712 ÷ 598,544,712 shares outstanding		$1.00

Institutional Shares:
$209,423,227 ÷ 209,423,227 shares outstanding		$1.00

Cash II Shares:
$13,015,009 ÷ 13,015,009 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$14,117,597

Expenses:
Investment adviser fee		$2,082,855
Administrative personnel and services fee		313,678
Custodian fees		21,661
Transfer and dividend disbursing agent fees and expenses		84,564
Directors'/Trustees' fees		2,083
Auditing fees		5,832
Legal fees		6,249
Portfolio accounting fees		63,736
Distribution services fee--Cash II Shares		2,073
Shareholder services fee--Institutional Service Shares		814,980
Shareholder services fee--Institutional Shares		223,857
Shareholder services fee--Cash II Shares		2,591
Share registration costs		17,079
Printing and postage		14,580
Insurance premiums		16,246
Miscellaneous		1,648

TOTAL EXPENSES		3,673,712

Waivers:
Waiver of investment adviser fee	$(1,570,473)
Waiver of distribution services fee--Cash II Shares	(518)
Waiver of shareholder services fee--Institutional Shares	(223,857)

TOTAL WAIVERS		(1,794,848)

Net expenses			1,878,864

Net investment income			$12,238,733

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,238,733	$21,381,522

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(9,410,738)	(18,302,919)
Institutional Shares	(2,795,256)	(3,078,603)
Cash II Shares	(32,739)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,238,733)	(21,381,522)

Share Transactions:
Proceeds from sale of shares	1,983,044,096	2,964,294,653
Net asset value of shares issued to shareholders in payment of distributions declared	6,178,710	13,619,891
Cost of shares redeemed	(1,846,993,050)	(2,856,345,296)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	142,229,756	121,569,248

Change in net assets	142,229,756	121,569,248

Net Assets:
Beginning of period	678,753,192	557,183,944

End of period	$820,982,948	$678,753,192

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.45%	3.28%	2.71%	3.05%	3.19%	3.22%

Ratios to Average Net Assets:

Expenses	0.50%[3]	0.50%	0.50%	0.50%	0.46%	0.49%

Net investment income	2.89%[3]	3.22%	2.68%	2.99%	3.13%	3.17%

Expense waiver/reimbursement[4]	0.38%[3]	0.39%	0.41%	0.43%	0.49%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$598,545	$575,278	$482,813	$363,202	$234,764	$132,159

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.58%	3.54%	2.97%	3.31%	3.44%	2.24%

Ratios to Average Net Assets:

Expenses	0.25%[4]	0.25%	0.25%	0.25%	0.21%	0.20%[4]

Net investment income	3.12%[4]	3.47%	2.93%	3.25%	3.45%	3.33%[4]

Expense waiver/reimbursement[5]	0.63%[4]	0.64%	0.66%	0.67%	0.74%	0.90%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$209,423	$103,476	$74,370	$41,574	$41,956	$20,089

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout The Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.01
Less Distributions:
Distributions from net investment income	(0.01)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.97%

Ratios to Average Net Assets:
Expenses	0.65%[3]

Net investment income	3.16%[3]

Expense waiver/reimbursement[4]	0.43%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$13,015

1 Reflects operations for the period December 15, 2000 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of California consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	1,558,848,553	2,620,180,819
Shares issued to shareholders in payment of distributions declared	5,968,076	13,428,702
Shares redeemed	(1,541,549,578)	(2,541,145,358)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	23,267,051	92,464,163

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	406,441,967	344,113,834
Shares issued to shareholders in payment of distributions declared	208,451	191,189
Shares redeemed	(300,702,722)	(315,199,938)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	105,947,696	29,105,085

	Period Ended 4/30/2001 [1]	Year Ended 10/31/2000
Cash II Shares:
Shares sold	17,753,576	--
Shares issued to shareholders in payment of distributions declared	2,183	--
Shares redeemed	(4,740,750)	--

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	13,015,009	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	142,229,756	121,569,248

1 Reflects operations for the period December 15, 2000 (date of initial public investment) to April 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act and amounted to $538,244,178 and $585,589,412 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 58.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.0% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N179
Cusip 60934N351
Cusip 60934N369

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

0041609 (6/01)

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Connecticut--87.6%
$4,270,000		Branford, CT, 4.50% BANs, 7/25/2001	$4,272,383
3,785,000		Bridgeport, CT, 3.50% BANs, 7/18/2001	3,785,000
2,645,000		Connecticut Development Authority Health Care Revenue, Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank N.A., New York LOC)	2,645,000
1,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	1,600,000
2,480,000		Connecticut Development Authority Health Care Revenue, (Series 1999), Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Locale de France LOC)	2,480,000
1,440,000		Connecticut Development Authority, Weekly VRDNs (Banta Associates)/(HSBC Bank USA LOC)	1,440,000
658,600		Connecticut Development Authority, Weekly VRDNs (RSA Corp.)/(Barclays Bank PLC, London LOC)	658,600
2,015,000		Connecticut Development Authority, (Series 1997), Weekly VRDNs (Porcelen Ltd., CT LLC)/(Firstar Bank, N.A. LOC)	2,015,000
7,200,000		Connecticut Development Authority, (Series 1997A), Weekly VRDNs (Bradley Airport Hotel)/(KBC Bank N.V. LOC)	7,200,000
2,400,000		Connecticut Development Authority, (Series 1997B), Weekly VRDNs (Bradley Airport Hotel)/(Chase Manhattan Bank, New York LOC)	2,400,000
1,100,000		Connecticut Development Authority, (Series 1997C), Weekly VRDNs (Bradley Airport Hotel)/(Fleet National Bank LOC)	1,100,000
1,465,000		Connecticut Development Authority, (Series 1999), Weekly VRDNs (Pierce Memorial Baptist Home, Inc.)/(Lasalle National Bank, Chicago LOC)	1,465,000
4,000,000		Connecticut Development Authority, (Series 1999), 3.70% CP (New England Power Co.), Mandatory Tender 5/21/2001	4,000,000
4,000,000		Connecticut Development Authority, (Series 1999), 3.00% CP (New England Power Co.), Mandatory Tender 5/24/2001	4,000,000
1,920,000		Connecticut Development Authority, 10.00% Bonds (Life Care Facility - Seabury)/(United States Treasury PRF), 9/1/2001 (@102)	1,992,957
9,495,000		Connecticut State Airport, Trust Receipts, (Series 1999 FR/RI-A12), Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	9,495,000
4,845,000		Connecticut State Clean Water Fund, Floats PA-547R, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,845,000
4,000,000		Connecticut State HEFA, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	4,000,000
2,900,000		Connecticut State HEFA, (Series 2000A), Weekly VRDNs (Gaylord Hospital)/(Fleet National Bank LOC)	2,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$2,700,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Forman School Issue)/(National Westminster Bank, PLC LOC)	$2,700,000
6,000,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Hotchkiss School)/(Northern Trust Co., Chicago, IL LIQ)	6,000,000
1,000,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Pomfret School Issue)/(Dexia Credit Locale de France LOC)	1,000,000
2,355,000		Connecticut State HEFA, (Series A), Weekly VRDNs (Sharon Hospital)/(Fleet National Bank LOC)	2,355,000
1,900,000		Connecticut State HEFA, (Series A), Weekly VRDNs (SummerWood at University Park)/(Lasalle Bank, N.A. LOC)	1,900,000
2,000,000		Connecticut State HEFA, (Series B), Weekly VRDNs (Hartford Hospital)/(Fleet National Bank, Springfield, MA LOC)	2,000,000
3,550,000		Connecticut State HEFA, (Series C), Weekly VRDNs (Charlotte Hungerfield Hospital)/(Fleet National Bank, Connecticut LOC)	3,550,000
4,900,000		Connecticut State HEFA, (Series E), Weekly VRDNs (Taft School)/(First Union National Bank, Charlotte, NC LOC)	4,900,000
2,500,000		Connecticut State HEFA, (Series J), Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank N.V. LOC)	2,500,000
1,900,000		Connecticut State HEFA, (Series K), Weekly VRDNs (Hospital of Saint Raphael)/(KBC Bank N.V. LOC)	1,900,000
6,975,000		Connecticut State HEFA, (Series S), 3.00% CP (Yale University), Mandatory Tender 8/14/2001	6,975,000
10,000,000		Connecticut State HEFA, (Series S), 3.10% CP (Yale University), Mandatory Tender 7/12/2001	10,000,000
500,000		Connecticut State HEFA, (Series T-1), Weekly VRDNs (Yale University)	500,000
3,390,000		Connecticut State HFA, PT-81, Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	3,390,000
7,315,000		Connecticut State HFA, (Series A), Weekly VRDNs (Elm Haven Rental LP I)/(Fleet National Bank, Springfield MA LOC)	7,315,000
6,000,000		Connecticut State HFA, MERLOTS, (Series 2000 BBB), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	6,000,000
2,500,000		Connecticut State HFA, MERLOTS, (Series 2000P), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	2,500,000
11,105,000		Connecticut State HFA, (P-Floats PT-1003), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	11,105,000
9,745,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998S), 3.20% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/23/2001	9,745,000
3,100,000		Connecticut State Special Assessment Second Injury Fund, 3.15% CP (Caisse Nationale De Credit Agricole, Paris and Dexia Bank, Brussels LIQs), Mandatory Tender 5/21/2001	3,100,000
9,800,000		Connecticut State Special Assessment Unemployment Compensation Advance Fund, (Series 1993C), 4.35% TOBs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Optional Tender 7/1/2001	9,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--continued
$5,200,000		Connecticut State Special Assessment Unemployment Compensation Advance Fund, (Series A), 5.50% Bonds, 5/15/2001	$5,202,884
3,800,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	3,800,000
5,000,000		Connecticut State Transportation Infrastructure Authority, 5.00% Bonds, 9/1/2001	5,011,505
1,500,000		Connecticut State, (Series 2001 A), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	1,500,000
7,000,000		Connecticut State, (Series 2000C), 4.75% Bonds, 12/15/2001	7,023,251
8,890,000	[2]	Connecticut State, PT-1196, 4.30% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 8/23/2001	8,890,000
1,000,000		Cromwell, CT, (Series 2000), 4.90% BANs, 6/15/2001	1,000,724
4,400,000		Greenwich, CT, 4.00% Bonds, 12/15/2001	4,402,622
5,310,000		Hamden, CT, 3.00% BANs, 8/1/2001	5,311,706
8,700,000		Hartford, CT, Redevelopment Authority, Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	8,700,000
4,000,000		Killingly, CT, 3.20% BANs, 12/26/2001	4,007,118
4,400,000		Lisbon, CT, 3.20% BANs, 3/29/2002	4,407,745
2,500,000		Mansfield, CT, 5.00% BANs, 6/12/2001	2,501,099
4,085,000		New Britain, CT, (Series 1999), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	4,085,000
4,935,000		New Britain, CT, 3.35% BANs, 4/11/2002	4,950,810
2,500,000		Oxford, CT, 3.50% BANs, 8/7/2001	2,501,913
2,850,000		Regional School District Number 5, CT, 3.25% BANs, 3/20/2002	2,855,630
2,300,000		Regional School District Number 7, CT, 3.625% BANs, 11/8/2001	2,307,355
3,595,000		Shelton, CT Housing Authority, (Series 1998), Weekly VRDNs (Crosby Commons)/(First Union National Bank, Charlotte, NC LOC)	3,595,000
1,290,000		Stamford, CT, 5.00% Bonds, 7/15/2001	1,294,896
4,000,000		Suffield, CT, 3.80% BANs, 6/28/2001	4,004,448

		TOTAL	248,882,646

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Puerto Rico--11.7%
$15,237,408		Commonwealth of Puerto Rico Municipal Revenues Collection Center, (Series 1997A), LeaseTOPS Trust, Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LIQ)/(State Street Bank and Trust Co. LOC)	$15,237,408
3,420,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, (Series 2000-451), Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	3,420,000
10,000,000		Puerto Rico Government Development Bank (GDB), 3.10% CP, Mandatory Tender 7/31/2001	10,000,000
4,500,000		Puerto Rico Government Development Bank (GDB), 3.20% CP, Mandatory Tender 7/24/2001	4,500,000

		TOTAL	33,157,408

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$282,040,054

Securities that are subject to alternative minimum tax represents 12.2% of the portfolio as calculated based on total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.11%	0.89%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At April 30, 2001, these securities amounted to $18,635,000 which represents 6.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($284,012,384) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPs	--Trust Obligations Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001(unaudited)

Assets:
Total investments in securities, at amortized cost and value		$282,040,054
Cash		243,292
Income receivable		2,528,103

TOTAL ASSETS		284,811,449

Liabilities:
Income distribution payable	$740,797
Accrued expenses	58,268

TOTAL LIABILITIES		799,065

Net assets for 284,012,384 shares outstanding		$284,012,384

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$284,012,384 ÷ 284,012,384 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$5,339,978

Expenses:
Investment adviser fee		$731,951
Administrative personnel and services fee		110,232
Custodian fees		8,267
Transfer and dividend disbursing agent fees and expenses		24,138
Directors'/Trustees' fees		1,313
Auditing fees		5,776
Legal fees		5,922
Portfolio accounting fees		34,107
Shareholder services fee		365,975
Share registration costs		9,066
Printing and postage		9,443
Insurance premiums		7,759
Miscellaneous		2,121

TOTAL EXPENSES		1,316,070

Waivers:
Waiver of investment adviser fee	$(232,058)
Waiver of shareholder services fee	(161,029)

TOTAL WAIVERS		(393,087)

Net expenses			922,983

Net investment income			$4,416,995

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,416,995	$9,389,514

Distributions to Shareholders:
Distributions from net investment income	(4,416,995)	(9,389,514)

Share Transactions:
Proceeds from sale of shares	441,224,979	934,272,488
Net asset value of shares issued to shareholders in payment of distributions declared	1,514,608	3,799,444
Cost of shares redeemed	(413,400,036)	(962,533,725)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,339,551	(24,461,793)

Change in net assets	29,339,551	(24,461,793)

Net Assets:
Beginning of period	254,672,833	279,134,626

End of period	$284,012,384	$254,672,833

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.52%	3.37%	2.64%	2.98%	3.01%	3.02%

Ratios to Average Net Assets:

Expenses	0.63%[3]	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	3.02%[3]	3.33%	2.60%	2.93%	2.97%	2.97%

Expense waiver/reimbursement[4]	0.27%[3]	0.30%	0.30%	0.29%	0.31%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$284,012	$254,673	$279,135	$339,567	$271,316	$227,089

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on NAV, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	441,224,979	934,272,488
Shares issued to shareholders in payment of distributions declared	1,514,608	3,799,444
Shares redeemed	(413,400,036)	(962,533,725)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	29,339,551	(24,461,793)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $214,403,567 and $221,955,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 40.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.8% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N559

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

0052406 (6/01)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Alabama--1.1%
$3,000,000		Hoover, AL, Board of Education, (Series 2000C), 4.45% BANs, 8/1/2001	$3,000,000

		Colorado--0.2%
610,000		Denver, City & County, CO, SFM, Roaring Fork (Series 1999-4), Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	610,000

		Florida--71.9%
1,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), 4.45% TOBs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	1,000,000
10,555,000	[2]	Brevard County, FL, HFA, (PT-472), 4.30% TOBs (Palm Place Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	10,555,000
2,760,000		Brevard County, FL Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	2,760,000
75,000		Brevard County, FL, (Series 1997), Weekly VRDNs (Greywater Investments)/(Huntington National Bank, Columbus, OH LOC)	75,000
2,225,000		Broward County, FL, IDRBs, (Series 1993), Weekly VRDNs (American Whirlpool Products Corp. Project)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,225,000
1,000,000		Broward County, FL, IDRBs, (Series 1997), Weekly VRDNs (Fast Real Estate Partners Ltd.)/(SunTrust Bank, Central Florida LOC)	1,000,000
66,240,000		Clipper, Tax-Exempt Certificates Trust (Florida AMT), (Series 1999-5), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	66,240,000
1,670,000		Coral Springs, FL, (Series 1996), Weekly VRDNs (Royal Plastics Group Ltd.)/(SunTrust Bank, Atlanta LOC)	1,670,000
2,000,000		Dade County, FL IDA, IDRBs, (Series 1996A), Weekly VRDNs (U.S. Holdings, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,000,000
735,000		Escambia County, FL, HFA, (PA-129), Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services Inc. LIQ)	735,000
3,390,000		Florida HFA, Trust Receipts, (Series 1998), FR/RI-12, Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)	3,390,000
14,620,000	[2]	Florida Housing Finance Corp., (PT-481), 4.30% TOBs (Oaks at Mill Creek Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	14,620,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$4,100,000		Greater Orlando, FL, Aviation Authority, Adjustable Rate, (Series 1997), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	$4,100,000
1,000,000		Highlands County, FL Health Facilities, (Series 1996A), Weekly VRDNs (Adventist Health System)/(SunTrust Bank, Atlanta LOC)	1,000,000
5,000,000		Hillsborough County, FL, IDA, Weekly VRDNs (Ringhager Equipment Co.)/(SunTrust Bank, Atlanta LOC)	5,000,000
1,000,000		Hillsborough County, FL, IDA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	1,000,000
1,280,000		Hillsborough County, FL, IDA, IDRBs, (Series 1996), Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America, N.A. LOC)	1,280,000
730,000		Hillsborough County, FL, IDA, Variable Rate Demand IDRBs, (Series 1996), Weekly VRDNs (Trident Yacht Building Partnership Project)/(First Union National Bank, Charlotte, NC LOC)	730,000
3,685,000		Hillsborough County, FL,IDA, Variable Rate IDRBs, (Series 1998), Weekly VRDNs (SIFCO Industries, Inc.)/(National City Bank, Ohio LOC)	3,685,000
2,400,000		Indian River County, FL, IDRBs, (Series 1997), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,400,000
1,600,000		Jacksonville, FL HFDC, (Series 1996), Weekly VRDNs (Jacksonville Faculty Practice Association)/(Bank of America, N.A. LOC)	1,600,000
6,500,000		Jacksonville, FL, IDA, (Series 1996), Weekly VRDNs (Portion PAC, Inc.)/(Heinz (H.J.) Co. GTD)	6,500,000
200,000		Jacksonville, FL, Weekly VRDNs (Metal Sales)/(National City Bank, Kentucky LOC)	200,000
3,685,000		Lee County, FL HFA, Single Family Revenue Bonds, (Subseries 2), 3.45% Bonds, 12/15/2001	3,685,000
3,200,000		Lee County, FL, IDA, IDRBs, (Series 1994), Weekly VRDNs (Baader North America Corp.)/(Deutsche Bank AG LOC)	3,200,000
4,000,000		Liberty County, FL, (Series 2000), Weekly VRDNs (Sunshine State Cypress, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	4,000,000
1,500,000		Lynn Haven, FL, (Series 1998A), Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Florida--continued
$4,330,000		Manatee County, FL, (Series 1996A), Weekly VRDNs (Superior Electronics Group, Inc.)/(First Union National Bank, Charlotte, NC LOC)	$4,330,000
5,100,000		Manatee County, FL, (Series 1998A), Weekly VRDNs (CFI Manufacturing, Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	5,100,000
2,410,000		Manatee County, FL, Variable/Fixed Rate IDRBs, (Series 1998), Weekly VRDNs (Mader Electric, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,410,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds, (Series 1986), Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank, Central Florida LOC)	2,400,000
1,245,000		Okeechobee County, FL, (Series 1992), Weekly VRDNs (Chambers Waste Systems)/(Morgan Guaranty Trust Co., New York LOC)	1,245,000
4,900,000		Orange County, FL, HFA, (Series 1998 D), Weekly VRDNs (Falcon Trace Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,900,000
4,195,000		Osceola County, FL, HFA, Multifamily Housing Revenue Bonds, (Series 1998A), Weekly VRDNs (Arrow Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,195,000
5,730,000	[2]	Pasco County, FL Solid Waste Authority, MERLOTS, (Series 2000-A17), 4.45% TOBs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	5,730,000
3,610,000		Pinellas County Industry Council, FL, Weekly VRDNs (Loulourgas Properties)/(First Union National Bank, Charlotte, NC LOC)	3,610,000
3,500,000		Pinellas County Industry Council, FL, IDRB, (Series 1994), Weekly VRDNs (Genca Corp. Project)/(PNC Bank, N.A. LOC)	3,500,000
1,958,000		Pinellas County Industry Council, FL, IDRB, (Series 1995), Weekly VRDNs (ATR International Inc., Project)/(First Union National Bank, Charlotte, NC LOC)	1,958,000
1,735,000		Pinellas County Industry Council, FL, Variable/Fixed Rate Development Revenue Bonds, (Series 1997), Weekly VRDNs (Boyd Industries, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,735,000
3,000,000		Polk County, FL IDA, (Series 1999), Weekly VRDNs (Norman Family Partnership)/(Huntington National Bank, Columbus, OH LOC)	3,000,000
700,000		Sumter County, FL, IDA, Weekly VRDNs (Great Southern Wood Preserving, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	700,000
3,300,000		Tamarac, FL, IDRBs, (Series 1995), Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,300,000
1,275,000		Volusia County, FL IDA, Weekly VRDNs (Crane Cams)/(Deutsche Bank AG LOC)	1,275,000
2,400,000		Wakulla County, FL IDA, Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America, N.A. LOC)	2,400,000

		TOTAL	197,938,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--6.4%
$15,000,000		Crisp County - Cordele, GA IDA, (Series 2000), Weekly VRDNs (Georgia Ductile Foundries LLC)/(Columbus Bank and Trust Co., GA LOC)	$15,000,000
2,500,000		McDuffie County, GA Development Authority, (Series 1998), 3.90% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/24/2001	2,500,000

		TOTAL	17,500,000

		Indiana--2.0%
1,800,000		Crown Point, IN, 3.85% TANs, 12/31/2001	1,804,082
2,315,000		Poseyville, IN, (Series 1998-A), Weekly VRDNs (North America Green, Inc)/(Harris Trust & Savings Bank, Chicago LOC)	2,315,000
1,390,000		Poseyville, IN, (Series 1998B), Weekly VRDNs (North America Green, Inc)/(Harris Trust & Savings Bank, Chicago LOC)	1,390,000

		TOTAL	5,509,082

		Kansas--5.7%
2,750,000		Burlington, KS, (Series B), Weekly VRDNs (Kansas City Power And Light Co.)	2,750,000
12,890,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, (Series 1999W), Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	12,890,000

		TOTAL	15,640,000

		Maryland--0.6%
1,640,000		Maryland EDC, (Series 1996), Weekly VRDNs (Atlantic Pharmaceutical Services, Inc.)/(Allfirst LOC)	1,640,000

		Mississippi--2.7%
7,500,000		Mississippi Home Corp., (Series 1997), Weekly VRDNs (Windsor Park Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,500,000

		Multi State--3.4%
4,500,000		Charter Mac Floater Certificates Trust I, National-1, (Series 2000), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	4,500,000
4,826,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState), (Series 1999-3), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	4,826,000

		TOTAL	9,326,000

		Oklahoma--1.1%
3,100,000		Cleveland County, OK Home Loan Authority, Tecumseh Pointe Apartments, 4.50% TOBs (HSBC Bank USA), Optional Tender 3/1/2002	3,100,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--4.2%
$4,000,000		Ashland, WI School District, 4.625% TRANs, 8/30/2001	$4,002,348
2,900,000		Oregon, WI School District, 4.70% TRANs, 9/11/2001	2,903,034
3,150,000		Port Washington-Saukville, WI School District, 4.75% TRANs, 10/30/2001	3,153,905
1,500,000		Weyauwega-Fremont, WI School District, 5.00% TRANs, 8/30/2001	1,501,657

		TOTAL	11,560,944

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$273,324,026

Securities that are subject to alternative minimum tax represent 76.5% of the portfolio based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by Nationally Recognized Statistical Rating Organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc., are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.08%	1.92%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2001, these securities amounted to $30,905,000 which represents 11.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($275,167,052) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Corp.
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$273,324,026
Cash		996,165
Income receivable		1,769,161

TOTAL ASSETS		276,089,352

Liabilities:
Income distribution payable	$805,262
Accrued expenses	117,038

TOTAL LIABILITIES		922,300

Net assets for 275,167,052 shares outstanding		$275,167,052

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$183,672,750 ÷ 183,672,750 shares outstanding		$1.00

Cash II Shares:
$91,494,302 ÷ 91,494,302 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$9,440,914

Expenses:
Investment adviser fee		$971,210
Administrative personnel and services fee		182,830
Custodian fees		13,467
Transfer and dividend disbursing agent fees and expenses		34,348
Directors'/Trustees' fees		1,294
Auditing fees		6,719
Legal fees		8,332
Portfolio accounting fees		56,210
Distribution Service Fee--Cash II Shares		333,081
Shareholder services fee--Institutional Shares		273,925
Shareholder services fee--Cash II Shares		333,081
Share registration costs		20,105
Printing and postage		11,332
Insurance premiums		11,126
Miscellaneous		1,214

TOTAL EXPENSES		2,258,274

Waivers:
Waiver of investment adviser fee	$(182,129)
Waiver of distribution services fee--Cash II Shares	(66,616)
Waiver of shareholder services fee--Institutional Shares	(43,538)

TOTAL WAIVERS		(292,283)

Net expenses			1,965,991

Net investment income			$7,474,923

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,474,923	$13,670,261

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,546,867)	(6,192,193)
Cash II Shares	(3,928,056)	(7,478,068)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,474,923)	(13,670,261)

Share Transactions:
Proceeds from sale of shares	1,362,905,374	1,708,554,247
Net asset value of shares issued to shareholders in payment of distributions declared	1,486,357	3,159,629
Cost of shares redeemed	(1,391,407,273)	(1,763,298,342)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,015,542)	(51,584,466)

Change in net assets	(27,015,542)	(51,584,466)

Net Assets:
Beginning of period	302,182,594	353,767,060

End of period	$275,167,052	$302,182,594

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.64%	3.70%	2.79%	3.09%	3.20%	3.20%

Ratios to Average Net Assets:

Expenses	0.66%[3]	0.59%	0.58%	0.58%	0.54%	0.49%

Net investment income	3.24%[3]	3.63%	2.76%	2.96%	3.15%	3.17%

Expense waiver/reimbursement[4]	0.13%[3]	0.20%	0.27%	0.19%	0.25%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$183,673	$189,580	$136,841	$157,194	$479,860	$500,993

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II series

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.51%	3.43%	2.53%	2.83%	2.94%	2.80%

Ratios to Average Net Assets:

Expenses	0.93%[4]	0.85%	0.86%	0.85%	0.80%	0.65%[4]

Net investment income	2.95%[4]	3.20%	2.52%	2.83%	2.88%	3.07%[4]

Expense waiver/reimbursement[5]	0.11%[4]	0.19%	0.24%	0.19%	0.24%	0.44%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$91,494	$112,603	$216,926	$71,839	$62,756	$31,824

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from November 27, 1995 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity and to maintain an investment portfolio that will cause its shares to be exempt from the Florida state intangibles tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $9,492, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2006	$3,329

2007	$6,163

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	708,818,498	915,172,677
Shares issued to shareholders in payment of distributions declared	1,321,003	2,769,718
Shares redeemed	(716,046,774)	(865,203,693)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,907,273)	52,738,702

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Cash II Shares:
Shares sold	654,086,876	793,381,570
Shares issued to shareholders inpayment of distributions declared	165,354	389,911
Shares redeemed	(675,360,499)	(898,094,649)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(21,108,269)	(104,323,168)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,015,542)	(51,584,466)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Shares and Class II Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Institutional Shares	0.25%
Class II Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended April 30, 2001, the Fund's Institutional Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $815,952,000 and $918,315,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 48.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 6.8% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00827-02 (6/01)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Georgia--99.5%
$2,700,000		Albany-Dougherty, GA, Payroll Development Authority, Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	$2,700,000
4,600,000		Athens-Clarke County, GA, IDA, (Series 1988), 3.25% CP (Rhone Merieux, Inc. Project)/(Societe Generale, Paris LOC), Mandatory Tender 6/12/2001	4,600,000
1,200,000		Athens-Clarke County, GA, IDA, (Series 1997), Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank of NC, N.A. LOC)	1,200,000
1,500,000		Atlanta, GA, Urban Residential Finance Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (West End Housing Development Project)/(First Union National Bank, Charlotte, NC LOC)	1,500,000
4,760,000		Augusta, GA, HFA, (Series 1998), Weekly VRDNs (Sterling Ridge Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,760,000
2,000,000		Bartow County, GA, IDA, (Series 2000), Weekly VRDNs (Eagle Solutions LLC)/(Amsouth Bank N.A., Birmingham LOC)	2,000,000
3,565,000		Brunswick, GA, Housing Authority, (Series 1993S), Weekly VRDNs (Island Square Apartments Project)/(Columbus Bank and Trust Co., GA LOC)	3,565,000
5,115,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds, (Series 1993A), Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/ (Canadian Imperial Bank of Commerce LIQ)	5,115,000
4,000,000		Burke County, GA, Development Authority, Pollution Control Revenue Bonds, (Series 1995), Daily VRDNs (Georgia Power Co.)	4,000,000
2,000,000		Carrollton, GA, Redevelopment Authority, (Series 2000), 5.00% Bonds (Carrollton, GA), 8/1/2001	2,003,294
2,555,000		Cedartown, GA, Development Authority, (Series 1998), Weekly VRDNs (Rome Plow Co.)/ (SunTrust Bank LOC)	2,555,000
805,000		Cherokee County, GA, Development Authority, IDRB, Weekly VRDNs (Morrison Products, GA)/(KeyBank, N.A. LOC)	805,000
1,000,000		Cherokee County, GA, School System, 4.25% Bonds (Georgia State GTD), 2/1/2002	1,005,491
4,000,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS, (Series 2000 A23), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/6/2001	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$9,500,000		Clayton County, GA, Development Authority, (Series 1994), Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank, New York LOC)	$9,500,000
2,550,000		Clayton County, GA, Housing Authority, (Series 1992), Weekly VRDNs (Oxford Townhomes)/(Amsouth Bank N.A., Birmingham LOC)	2,550,000
16,000,000		Clayton County, GA, Housing Authority, (Series 2000), Weekly VRDNs (Villages at Lake Ridge Apartments) (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	16,000,000
8,330,000		Clayton County, GA, Housing Authority, (Series 2000A), Weekly VRDNs (Double Winds Ventures, LLC)/(FNMA LOC)	8,330,000
315,000		Cobb County, GA, IDA, Weekly VRDNs (Atlanta RDC Co.)/(First Union National Bank, Charlotte, NC LOC)	315,000
9,675,000		Cobb County, GA, IDA, (Series 1997), Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	9,675,000
2,300,000		Cobb County, GA, IDA, IDRB, (Series 1995), Weekly VRDNs (Consolidated Engineering Company, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,300,000
570,000		Columbia County, GA, Development Authority, (Series 1991), Weekly VRDNs (Augusta Sportswear, Inc.)/(Wachovia Bank of NC, N.A. LOC)	570,000
2,000,000		Columbus, GA, Hospital Authority, (Series 2000), Weekly VRDNs (St. Francis Hospital, Inc.)/(SunTrust Bank LOC)	2,000,000
5,650,000		Columbus, GA, IDA Industrial & Port Development Commission, (Series 1992), Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,650,000
1,600,000		Coweta County, GA, Development Authority, Pollution Control Revenue Bonds, (Series 1996), Daily VRDNs (Georgia Power Co.)/(Plant Yates Project)	1,600,000
3,000,000		Coweta County, GA, IDA, (Series 1995), Weekly VRDNs (Lanelco LLC)/(Bank One, Michigan LOC)	3,000,000
1,290,000		Coweta County, GA, Residential Care Facilities for the Elderly, First Lien Revenue Bonds, (Series 1996B), Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc.)/(BNP Paribas LOC)	1,290,000
8,290,000		Crisp County, GA, Solid Waste Management Authority, (Series 1998), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	8,290,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$7,500,000		Dade County, GA, IDA, (Series 1997), Weekly VRDNs (Bull Moose Tube Co.)/(Firstar Bank, N.A. LOC)	$7,500,000
2,000,000		Dawson County, GA, Development Authority, (Series 1999), Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
1,250,000		De Kalb County, GA, Development Authority, Weekly VRDNs (Rock-Tenn Co., Inc.)/(SunTrust Bank, Atlanta LOC)	1,250,000
1,050,000		De Kalb County, GA, Development Authority, (Series 1992), Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America, N.A. LOC)	1,050,000
2,300,000		De Kalb County, GA, Development Authority, (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)	2,300,000
1,100,000		De Kalb County, GA, Development Authority, (Series 1996), Weekly VRDNs (DeKalb Steel, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	1,100,000
2,500,000		De Kalb County, GA, Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta LOC)	2,500,000
4,000,000		De Kalb County, GA, Multifamily Housing Authority, Multifamily Housing Revenue Bonds, (Series 1996), Weekly VRDNs (Bryton Hill Apartments)/(PNC Bank, N.A. LOC)	4,000,000
5,000,000		De Kalb Private Hospital Authority, GA, (Series 1994B), Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank, Atlanta LOC)	5,000,000
3,375,000		Dekalb County, GA, Single Family Mortgage, Roaring Fork Municipal Products LLC, (Series 2000-9), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	3,375,000
5,500,000		Dougherty County, GA, Development Authority, (Series 2001), Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC)	5,500,000
2,400,000		Douglas County, GA, Development Authority, (Series 1997), Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC)	2,400,000
640,000		Douglas County, GA, Development Authority, (Series 1997), Weekly VRDNs (Paul B. Goble)/(Wachovia Bank of NC, N.A. LOC)	640,000
5,585,000		Douglas County, GA, Development Authority, (Series 1998A), Weekly VRDNs (Heritage Bag)/(Wachovia Bank of NC, N.A. LOC)	5,585,000
4,500,000		Floyd County, GA, Pollution Control Revenue Bonds, (Series 1996), Daily VRDNs (Georgia Power Co.)	4,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$5,000,000		Forsythe County, GA, Development Authority, IDRB, (Series 1995), Weekly VRDNs (American BOA, Inc.)/(Dresdner Bank AG, Frankfurt LOC)	$5,000,000
9,240,000		Franklin County, GA, Industrial Building Authority, (Series 1995), Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New York, New York LOC)	9,240,000
3,915,000		Fulco, GA, Hospital Authority, (Series 1999), Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Atlanta LOC)	3,915,000
6,000,000		Fulton County, GA, Development Authority, (Series 1999), Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank, Atlanta LOC)	6,000,000
6,245,000	[2]	Fulton County, GA, Housing Authority, (PT-469), 4.25% TOBs (Cimarron & Monterey Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	6,245,000
1,755,000		Fulton County, GA, IDA, Weekly VRDNs (C.K.S. Packaging, Inc.)/(SouthTrust Bank of Georgia, Atlanta LOC)	1,755,000
1,400,000		Fulton County, GA, IDA, (Series 1997), Weekly VRDNs (In-Store Media Corp.)/(SunTrust Bank, Atlanta LOC)	1,400,000
10,000,000		Gainesville and Hall County, GA, Development Authority, (Series 1999A), Weekly VRDNs (Lanier Village Estates, Inc.)/(Regions Bank, Alabama LOC)	10,000,000
4,200,000		Gainesville and Hall County, GA, Development Authority, (Series 2000), Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,200,000
6,000,000		Gainesville and Hall County, GA, Development Authority, (Series 2000), Weekly VRDNs (ReConserve, Inc.)/(Branch Banking & Trust Co, Winston-Salem LOC)	6,000,000
2,600,000		Gainesville, GA, Redevelopment Authority, Downtown Developments, Ltd. (Series 1987), Weekly VRDNs (Downtown Developments, Ltd.)/(Regions Bank, Alabama LOC)	2,600,000
11,500,000		Gainesville, GA, Redevelopment Authority, (Series 1999), Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank, Atlanta LOC)	11,500,000
8,000,000		Gainesville, GA, Redevelopment Authority, (Series 2000), Weekly VRDNs (Riverside Military Academy, Inc.)/(SunTrust Bank, Atlanta LOC)	8,000,000
2,310,000		Gainesville, GA, Redevelopment Authority, IDRB, (Series 1986), Weekly VRDNs (Hotel of Gainesville Associates)/(Regions Bank, Alabama LOC)	2,310,000
480,000		Georgia Municipal Electric Authority, (Series CC), 4.50% Bonds, 1/1/2002	481,550
1,500,000		Georgia Ports Authority, (Series 1996A), Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank, Atlanta LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$30,375,000		Georgia State, PUTTERS, (Series 128), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	$30,375,000
2,805,000		Gwinnett County, GA, IDA, (Series 1996), Weekly VRDNs (Sidel, Inc./(Bank of America, N.A. LOC)	2,805,000
530,000		Gwinnett County, GA, IDA, (Series 1997), Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank of NC, N.A. LOC)	530,000
2,200,000		Gwinnett County, GA, IDA, (Series 1998), Weekly VRDNs (Pace Manufacturing, Inc.)/(Amsouth Bank N.A., Birmingham LOC)	2,200,000
2,845,000		Gwinnett County, GA, IDA, (Series 2000), Weekly VRDNs (Maltese Signs, Inc.)/(SunTrust Bank, Atlanta LOC)	2,845,000
5,000,000	[2]	Gwinnett County, GA, Water and Sewer Authority, (PT-1169), 4.50% TOBs (Gwinnett County, GA)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/26/2001	5,000,000
1,500,000		Hart County, GA, IDA, Revenue Bonds, (Series 1996), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)	1,500,000
1,800,000		Heard County, GA, Development Authority, (Series 1996), Daily VRDNs (Georgia Power Co.)	1,800,000
6,750,000		Jackson County, GA, IDA, (Series 1996), Weekly VRDNs (Buhler Quality Yarns Corp.)/(UBS AG LOC)	6,750,000
1,050,000		Jackson County, GA, IDA, (Series 1997), Weekly VRDNs (Mullett Co.)/(Wachovia Bank of NC, N.A. LOC)	1,050,000
600,000		Jefferson, GA, Development Authority, (Series 1997), Weekly VRDNs (Ringwood Containers LP)/(Wachovia Bank of NC, N.A. LOC)	600,000
3,075,000		La Grange, GA, Multifamily Housing Authority, Revenue Bonds, 4.60% TOBs (Lee's Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2001	3,075,000
2,895,000		La Grange, GA, Multifamily Housing Authority, Revenue Bonds, 4.60% TOBs (Lee's Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2001	2,895,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$3,630,000		LaGrange, GA, Housing Authority, Multifamily Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC)	$3,630,000
3,465,000		LaGrange, GA, Housing Authority, Multifamily Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC)	3,465,000
3,500,000		Lowndes County Schools, GA, (Series 2001), 3.60% TANs, 12/31/2001	3,501,105
7,770,000		Marietta, GA, Housing Authority, Multifamily Housing Revenue Bonds, (Series 1995), Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC)	7,770,000
1,990,000		McDuffie County, GA, Development Authority, Weekly VRDNs (Thomson Plastics)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,990,000
2,300,000		McDuffie County, GA, Development Authority, (Series 1998), 4.00% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/21/2001	2,300,000
565,000		Milledgeville & Baldwin County, GA, Development Authority, (Series 1997), Weekly VRDNs (Oconee Area Properties, Inc.)/(Wachovia Bank of NC, N.A. LOC)	565,000
4,002,000		Milledgeville & Baldwin County, GA, Development Authority, (Series 2000), Weekly VRDNs (Vernay Manufacturing, Inc.)/(Firstar Bank, N.A. Cincinnati LOC)	4,002,000
2,300,000		Monroe County, GA, Development Authority, Pollution Control Revenue Bonds, (Series 1997), Daily VRDNs (Georgia Power Co.)	2,300,000
3,000,000		Monroe County, GA, Development Authority, (Series 1999A), Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/(AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
10,900,000		Monroe County, GA, Development Authority, (Series 2000), Weekly VRDNs (Old Tift College)/(First Union National Bank, Charlotte, NC LOC)	10,900,000
4,400,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (ABN AMRO Bank N.V., Amsterdam LOC)	4,400,000
500,000		Municipal Electric Authority of Georgia, (Series A), 4.50% Bonds (MBIA INS), 1/1/2002	503,100
12,000,000		Rabun County, GA, Development Authority, (Series 1999), Weekly VRDNs (Rabun Gap-Nacoochee, Inc.)/(SunTrust Bank, Atlanta LOC)	12,000,000
13,000,000		Richmond County, GA, Board of Education, (Series 2001), 3.52% TANs, 12/31/2001	13,006,752
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$6,220,000		Richmond County, GA, Board of Education, 4.50% Bonds (Georgia State GTD), 9/1/2001	$6,222,757
2,500,000		Richmond County, GA, Development Authority, (Series 1999), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank, Atlanta LOC)	2,500,000
2,430,000		Rockdale County, GA, Development Authority, (Series 1995), Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SunTrust Bank, Central Florida LOC)	2,430,000
8,500,000		Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (Steel King Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	8,500,000
6,000,000		Rome-Floyd County, GA, Development Authority, (Series 2000), Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, Minnesota, N.A. LOC)	6,000,000
2,300,000		Rome-Floyd County, GA, Development Authority, (Series 2000A), Weekly VRDNs (Packaging Products Corp.)/(Commerce Bank, Kansas City, N.A. LOC)	2,300,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds, (Series 1988A), Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC)	4,600,000
13,750,000		Savannah, GA, EDA, (Series 1995A), Weekly VRDNs (Home Depot, Inc.)	13,750,000
2,000,000		Savannah, GA, EDA, (Series 2000), Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank, Atlanta LOC)	2,000,000
2,500,000		Stephens County, GA, Development Authorithy, (Series 1999), Weekly VRDNs (Toccoa Packaging, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	2,500,000
4,740,000		Valdosta, GA, City Schools, (Series 2001), 4.62% TANs, 12/31/2001	4,747,583
1,000,000		Wayne County, GA, IDA, Revenue Bonds, (Series 1995), Weekly VRDNs (Harsco Corp.)/(Bank of America, N.A. LOC)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--continued
$2,800,000		Whitfield County, GA, Development Authority Weekly VRDNs (Franklin Industries Inc.)/(Bank of America, N.A. LOC)	$2,800,000
1,175,000		Whitfield County, GA, Development Authority, (Series 1996), Weekly VRDNs (AMC International, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	1,175,000
4,000,000		Winder-Barrow County, GA, Joint Development Authority, (Series 2001), Weekly VRDNs (YMCA Athens, GA)/(Wachovia Bank of NC, N.A. LOC)	4,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$439,008,632

Securities that are subject to alternative minimum tax represent 48.0% of the portfolio based upon portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.68%	1.32%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the fund's Board of Trustees. At April 30, 2001, these securities amounted to $15,245,000 which represents 3.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($441,028,944) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERS	--Puttable Tax Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$439,008,632
Cash		853,241
Income receivable		2,465,825

TOTAL ASSETS		442,327,698

Liabilities:
Income distribution payable	$1,208,673
Accrued expenses	90,081

TOTAL LIABILITIES		1,298,754

Net assets for 441,028,944 shares outstanding		$441,028,944

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$441,028,944 ÷ 441,028,944 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$5,735,883

Expenses:
Investment adviser fee		$709,254
Administrative personnel and services fee		106,814
Custodian fees		9,186
Transfer and dividend disbursing agent fees and expenses		13,837
Directors'/Trustees' fees		1,159
Auditing fees		6,432
Legal fees		4,647
Portfolio accounting fees		35,997
Shareholder services fee		354,627
Share registration costs		8,775
Printing and postage		7,992
Insurance premiums		7,449
Miscellaneous		1,785

TOTAL EXPENSES		1,267,954

Waivers:
Waiver of investment adviser fee	$(487,774)
Waiver of shareholder services fee	(85,111)

TOTAL WAIVERS		(572,885)

Net expenses			695,069

Net investment income			$5,040,814

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,040,814	$8,854,648

Distributions to Shareholders:
Distributions from net investment income	(5,040,814)	(8,854,648)

Share Transactions:
Proceeds from sale of shares	676,128,374	739,251,553
Net asset value of shares issued to shareholders in payment of distributions declared	2,265,419	4,612,361
Cost of shares redeemed	(455,662,151)	(792,698,941)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	222,731,642	(48,835,027)

Change in net assets	222,731,642	(48,835,027)

Net Assets:
Beginning of period	218,297,302	267,132,329

End of period	$441,028,944	$218,297,302

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.77%	3.82%	2.94%	3.33%	3.38%	3.37%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.46%

Net investment income	3.55%[3]	3.72%	2.90%	3.28%	3.33%	3.31%

Expense waiver/reimbursement[4]	0.40%[3]	0.41%	0.42%	0.44%	0.43%	0.52%

Supplemental Data:

Net assets, end of period (000 omitted)	$441,029	$218,297	$267,132	$168,098	$121,858	$122,940

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Georgia consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	676,128,374	739,251,553
Shares issued to shareholders in payment of distributions declared	2,265,419	4,612,361
Shares redeemed	(455,662,151)	(792,698,941)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	222,731,642	(48,835,027)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six-month period ended April 31, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $485,980,000 and $232,695,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 77.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.2% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

EDWARD C. GONZALES

Executive Vice President

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N328

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01478-01 (6/01)

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1]
		Massachusetts--98.6%
$17,366,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$17,366,000
25,360,000		ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	25,360,000
5,000,000		Belchertown, MA, 3.50% BANs, 1/25/2002	5,007,170
1,500,000		Boston, MA Water & Sewer Commission, General Revenue Bonds, (Series 1994A), Weekly VRDNs (State Street Bank and Trust Co. LOC)	1,500,000
10,000,000		Braintree, MA, 4.30% BANs, 12/21/2001	10,018,464
7,995,000		Bridgewater-Raynham, MA Regional School District, 5.00% BANs, 7/6/2001	7,999,135
1,000,000		Brockton, MA, 6.00% GO Bonds (AMBAC INS), 5/1/2001	1,000,000
7,496,500		Canton, MA, 5.25% BANs, 6/8/2001	7,500,374
9,880,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1999-1), 3.50% TOBs (Massachusetts State HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/28/2002	9,880,000
16,513,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.50% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/28/2002	16,513,000
49,170,741		Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	49,170,741
3,000,000		Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	3,000,000
3,250,000		Commonwealth of Massachusetts, (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	3,250,000
4,835,000		Commonwealth of Massachusetts, PA-647 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,835,000
2,000,000		Commonwealth of Massachusetts, (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,000,000
12,855,000		Commonwealth of Massachusetts, (Series 2001C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	12,855,000
6,195,000		Commonwealth of Massachusetts, (Series A), 4.13% Bonds, 2/1/2002	6,207,368
1,125,000		Commonwealth of Massachusetts, (Series A), 4.25% Bonds, 1/1/2002	1,131,988
3,255,000		Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
3,190,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	3,190,000
5,970,000		Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--contained[1]
		Massachusetts--continued
$2,400,000		Commonwealth of Massachusetts, PA-798 Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	$2,400,000
5,000,000		Commonwealth of Massachusetts, PA-800R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,000,000
10,515,000		Commonwealth of Massachusetts, PA-812R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	10,515,000
6,062,000		Dighton-Rehobeth, MA Regional School District, 5.00% BANs, 7/6/2001	6,065,136
8,000,000		Fall River, MA, 5.25% BANs, 6/1/2001	8,002,268
8,100,000		Freetown-Lakeville, MA Regional School District, 3.50% BANs, 7/6/2001	8,102,145
4,500,000		Freetown-Lakeville, MA Regional School District, 3.60% BANs, 8/10/2001	4,502,441
2,900,000		Freetown-Lakeville, MA Regional School District, 4.75% BANs, 9/28/2001	2,904,338
3,765,000		Gardner, MA, 3.30% BANs, 4/5/2002	3,768,717
7,500,000		Haverhill, MA, 4.00% RANs (Fleet National Bank, Springfield, MA LOC), 4/16/2002	7,555,736
19,802,535		Koch Floating Rate Trust (Massachusetts Non-AMT), (Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	19,802,535
4,008,000		Leominster, MA, 3.75% BANs, 5/3/2002	4,026,597
10,000,000		Marshfield, MA, 5.00% BANs, 6/20/2001	10,009,298
36,935,000		Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	36,935,000
15,000,000		Massachusetts Bay Transportation Authority, MERLOTS, (Series 2000H), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000
7,700,000	[2]	Massachusetts Bay Transportation Authority, PT-1218, 3.25% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/19/2001	7,700,000
3,000,000		Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	3,000,000
7,340,000		Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	7,340,000
3,000,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
4,000,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,000,000
3,500,000		Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	3,500,000
3,300,000		Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000
4,000,000		Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$9,955,000		Massachusetts Development Finance Agency, (Series B), Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank, Springfield, MA LOC)	$9,955,000
12,500,000		Massachusetts HEFA Weekly VRDNs (Harvard University)	12,500,000
27,700,000		Massachusetts HEFA, (Series 1985H), Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC)	27,700,000
1,740,000		Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Public Finance Bank S.A. LOC)	1,740,000
15,100,000		Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women's Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	15,100,000
8,000,000		Massachusetts HEFA, (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Public Finance Bank S.A. LOC)	8,000,000
8,940,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/(Fleet National Bank, Springfield, MA LOC)	8,940,000
14,320,000		Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	14,320,000
2,450,000		Massachusetts HEFA, (Series D), 6.875% Revenue Bonds (Deaconess Hospital)/(United States Treasury PRF), 4/1/2002 (@102)	2,578,228
14,700,000		Massachusetts HEFA, (Series F), Weekly VRDNs (Children's Hospital of Boston)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	14,700,000
3,700,000		Massachusetts HEFA, (Series R), Weekly VRDNs (Harvard University)	3,700,000
6,200,000		Massachusetts HEFA, MERLOTS, (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,200,000
18,495,000		Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(First Union National Bank, Charlotte, NC LIQ)	18,495,000
5,000,000		Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,000,000
1,800,000		Massachusetts IFA, (Series 1992), Weekly VRDNs (Holyoke Water Power Co.)/(Canadian Imperial Bank of Commerce LOC)	1,800,000
14,250,000		Massachusetts IFA, (Series 1992B), 3.10% CP (New England Power Co.), Mandatory Tender 5/21/2001	14,250,000
10,000,000		Massachusetts IFA, (Series 1992B), 3.20% CP (New England Power Co.), Mandatory Tender 5/23/2001	10,000,000
12,000,000		Massachusetts IFA, (Series 1992B), 3.50% CP (New England Power Co.), Mandatory Tender 7/9/2001	12,000,000
5,900,000		Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank,Springfield, MA LOC)	5,900,000
7,585,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Fleet National Bank, Springfield, MA LOC)	7,585,000
7,200,000		Massachusetts IFA, (Series 1995), Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000
7,184,000		Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Fleet National Bank,Springfield, MA LOC)	7,184,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$2,675,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	$2,675,000
5,630,000		Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Dexia Public Finance Bank S.A. LOC)	5,630,000
5,965,000		Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,965,000
1,125,000		Massachusetts IFA, (Series A), Weekly VRDNs (Hockomock YMCA)/(Bank of Nova Scotia, Toronto LOC)	1,125,000
9,450,000		Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,450,000
10,625,000		Massachusetts Municipal Wholesale Electric Co., Trust Receipts, (Series 2000 FR/RI- L3), Weekly VRDNs (Lehman Brothers, Inc. LIQ)/(MBIA LOC)	10,625,000
5,200,000		Massachusetts State College Building Authority, MERLOTS, (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,200,000
10,000,000		Massachusetts State HFA, MERLOTS, (Series 1999H), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
9,290,000	[2]	Massachusetts State HFA, (PT-162) 3.50% TOBs (MBIA INS)/(BNP Paribas LIQ), Optional Tender 1/10/2002	9,290,000
26,743,000		Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	26,743,000
10,090,000	[2]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) 4.40% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/13/2001	10,090,000
11,300,000		Massachusetts Water Pollution Abatement Trust Pool, SGA, (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
16,500,000		Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, (Series 1999N), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	16,500,000
8,000,000		Massachusetts Water Resources Authority, (Series 1994), 3.15% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 8/14/2001	8,000,000
15,000,000		Massachusetts Water Resources Authority, (Series 1994), 3.20% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 7/13/2001	15,000,000
3,050,000		Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,050,000
8,900,000		Massachusetts Water Resources Authority, (Series 1999B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	8,900,000
1,700,000		Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,700,000
5,000,000		Millbury, MA, 3.35% BANs, 4/19/2002	5,009,816
5,500,000		Milton, MA, 4.50% BANs, 12/14/2001	5,507,546
19,500,000		Monson, MA, 5.00% BANs, 8/9/2001	19,525,517
5,700,000		Newton, MA, 4.40% BANs, 12/21/2001	5,710,524
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--continued
$3,679,000		North Andover, MA, 5.00% BANs, 6/21/2001	$3,680,126
2,750,000		Northbridge, MA, 4.50% BANs, 2/21/2002	2,776,985
11,800,000		Springfield, MA, 3.50% BANs (Fleet National Bank, Springfield, MA LOC), 8/30/2001	11,826,259
3,390,000		Springfield, MA, 5.00% BANs (Fleet National Bank, Springfield, MA LOC), 6/22/2001	3,392,310
10,000,000		Sudbury, MA, 4.40% BANs, 12/14/2001	10,020,949
5,270,000		Wayland, MA, 4.40% BANs, 12/21/2001	5,279,723
15,095,000		Westborough, MA, 4.50% BANs, 11/21/2001	15,109,511
6,120,000		Weymouth, MA Housing Authority, PT 1062, Weekly VRDNs (Queen Ann Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,120,000
11,500,000		Williamstown, MA, 4.40% BANs, 9/20/2001	11,507,363
5,985,000		Wilmington, MA, 4.80% BANs, 6/29/2001	5,987,960

		TOTAL	874,983,268

		Puerto Rico--1.2%
5,100,000		Puerto Rico Highway and Transportation Authority, (Series A), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,100,000
5,335,000		Puerto Rico Municipal Finance Agency, (PA-638) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,335,000

		TOTAL	10,435,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$885,418,268

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $53,473,000 which represents 6.0% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($886,936,510) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Note
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$885,418,268
Cash		484,211
Income receivable		8,116,597

TOTAL ASSETS		894,019,076

Liabilities:
Payable for investments purchased	$4,026,597
Payable for shares redeemed	982,903
Income distribution payable	2,073,066

TOTAL LIABILITIES		7,082,566

Net assets for 886,936,510 shares outstanding		$886,936,510

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$814,341,389 ÷ 814,341,389 shares outstanding		$1.00

Galaxy-BKB Shares:
$72,595,121 ÷ 72,595,121 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$17,695,236

Expenses:
Investment adviser fee		$2,371,838
Administrative personnel and services fee		357,199
Custodian fees		27,113
Transfer and dividend disbursing agent fees and expenses		60,804
Directors'/Trustees' fees		3,659
Auditing fees		5,950
Legal fees		6,970
Portfolio accounting fees		65,737
Shareholder services fee--Institutional Service Shares		1,073,051
Shareholder services fee--Galaxy-BKB Shares		112,868
Share registration costs		17,533
Printing and postage		28,039
Insurance premiums		23,374

TOTAL EXPENSES		4,154,135

Waivers:
Waiver of investment adviser fee	$(163,628)
Waiver of shareholder services fee--Institutional Service Shares	(1,030,129)
Waiver of shareholder services fee--Galaxy-BKB Shares	(112,868)

TOTAL WAIVERS		(1,306,625)

Net expenses			2,847,510

Net investment income			$14,847,726

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,847,726	$26,822,503

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(13,441,218)	(20,058,641)
Galaxy-BKB Shares	(1,406,508)	(6,763,862)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,847,726)	(26,822,503)

Share Transactions:
Proceeds from sale of shares	1,103,793,308	2,218,359,202
Net asset value of shares issued to shareholders in payment of distributions declared	8,528,094	17,276,382
Cost of shares redeemed	(1,043,990,787)	(2,028,180,962)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	68,330,615	207,454,622

Change in net assets	68,330,615	207,454,622

Net Assets:
Beginning of period	818,605,895	611,151,273

End of period	$886,936,510	$818,605,895

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.57%	3.49%	2.71%	3.04%	3.09%	3.07%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.56%	0.56%	0.55%	0.55%	0.55%

Net investment income	3.13%[3]	3.47%	2.69%	2.98%	3.05%	3.02%

Expense waiver/reimbursement[4]	0.27%[3]	0.30%	0.34%	0.36%	0.40%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$814,341	$725,796	$411,292	$256,386	$141,869	$119,739

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Galaxy-BKB Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	3.48%	2.70%	3.03%	3.07%	3.05%

Ratios to Average Net Assets:

Expenses	0.62%[3]	0.57%	0.56%	0.57%	0.57%	0.58%

Net investment income	3.12%[3]	3.38%	2.67%	2.97%	3.03%	3.01%

Expense waiver/reimbursement[4]	0.28%[3]	0.31%	0.35%	0.36%	0.39%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$72,595	$92,810	$199,860	$162,557	$73,837	$54,667

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $5,315, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	1,042,292,310	1,963,348,217
Shares issued to shareholders in payment of distributions declared	7,332,734	10,519,214
Shares redeemed	(961,079,386)	(1,659,363,250)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	88,545,658	314,504,181

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Galaxy-BKB Shares:
Shares sold	61,500,998	255,010,985
Shares issued to shareholders in payment of distributions declared	1,195,360	6,757,168
Shares redeemed	(82,911,401)	(368,817,712)

NET CHANGE RESULTING FROM GALAXY-BKB SHARE TRANSACTIONS	(20,215,043)	(107,049,559)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	68,330,615	207,454,622

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank, up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though it's subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $430,000,000 and $492,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 63.93% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.08% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 60934N237

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

1052806 (6/01)

MASSACHUSETTS MUNICIPAL CASH TRUST
FINANCIAL HIGHLIGHTS—GALAXY-BKB SHARES

(For a Share outstanding throughout each period)

	Six Months Ended (unaudited) April 30, 2001	Year Ended October 31,
		2000	1999[1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	1.56%	3.48%	2.70%	3.03%	3.07%	3.05%

Ratios to Average Net Assets:
Expenses	0.62%[3]	0.57%	0.56%	0.57%	0.57%	0.58%
Net investment income	3.12%[3]	3.38%	2.67%	2.97%	3.03%	3.01%
Expense waiver/reimbursement[4]	0.28%[3]	0.31%	0.35%	0.36%	0.39%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,595	$92,810	$199,860	$162,557	$73,837	$54,667

(1)  Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

(2)  Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3)  Computed on an annualized basis.

(4)  This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
PORTFOLIO OF INVESTMENTS

April 30, 2001 (unaudited)

PRINCIPAL AMOUNT		VALUE
(1) Short-Term Municipals—99.8%
Massachusetts—98.6%
$17,366,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 1998-12), Weekly VRDNs (Massachusetts Water Resources Authority)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$17,366,000
25,360,000	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	25,360,000
5,000,000	Belchertown, MA, 3.50% BANs, 1/25/2002	5,007,170
1,500,000	Boston, MA Water & Sewer Commission, General Revenue Bonds, (Series 1994A), Weekly VRDNs (State Street Bank and Trust Co. LOC)	1,500,000
10,000,000	Braintree, MA, 4.30% BANs, 12/21/2001	10,018,464
7,995,000	Bridgewater-Raynham, MA Regional School District, 5.00% BANs, 7/6/2001	7,999,135
1,000,000	Brockton, MA, 6.00% GO Bonds (AMBAC INS), 5/1/2001	1,000,000
7,496,500	Canton, MA, 5.25% BANs, 6/8/2001	7,500,374
9,880,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 1999-1), 3.50% TOBs (Massachusetts State HFA)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/28/2002	9,880,000
16,513,000	(2) Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), (Series 2000-2), 3.50% TOBs (Massachusetts Turnpike Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/28/2002	16,513,000
49,170,741	Clipper Tax-Exempt Certificates Trust, (Series A), Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	49,170,741
3,000,000	Commonwealth of Massachusetts Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ)	3,000,000
3,250,000	Commonwealth of Massachusetts, (Series 1997B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	3,250,000
4,835,000	Commonwealth of Massachusetts, PA-647 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,835,000
2,000,000	Commonwealth of Massachusetts, (Series 2001B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	2,000,000
12,855,000	Commonwealth of Massachusetts, (Series 2001C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	12,855,000
6,195,000	Commonwealth of Massachusetts, (Series A), 4.13% Bonds, 2/1/2002	6,207,368
1,125,000	Commonwealth of Massachusetts, (Series A), 4.25% Bonds, 1/1/2002	1,131,988
3,255,000	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ)	3,255,000
3,190,000	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Daily VRDNs (Toronto Dominion Bank LIQ)	3,190,000
5,970,000	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,970,000
2,400,000	Commonwealth of Massachusetts, PA-798 Weekly VRDNs (Massachusetts Federal-Aid Highway Program)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,400,000
5,000,000	Commonwealth of Massachusetts, PA-800R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,000,000
10,515,000	Commonwealth of Massachusetts, PA-812R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	10,515,000
6,062,000	Dighton-Rehobeth, MA Regional School District, 5.00% BANs, 7/6/2001	6,065,136
8,000,000	Fall River, MA, 5.25% BANs, 6/1/2001	8,002,268
8,100,000	Freetown-Lakeville, MA Regional School District, 3.50% BANs, 7/6/2001	8,102,145
4,500,000	Freetown-Lakeville, MA Regional School District, 3.60% BANs, 8/10/2001	4,502,441
2,900,000	Freetown-Lakeville, MA Regional School District, 4.75% BANs, 9/28/2001	2,904,338
3,765,000	Gardner, MA, 3.30% BANs, 4/5/2002	3,768,717
7,500,000	Haverhill, MA, 4.00% RANs (Fleet National Bank, Springfield, MA LOC), 4/16/2002	7,555,736
19,802,535	Koch Floating Rate Trust (Massachusetts Non-AMT), (Series 1999-4), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	19,802,535
4,008,000	Leominster, MA, 3.75% BANs, 5/3/2002	4,026,597
10,000,000	Marshfield, MA, 5.00% BANs, 6/20/2001	10,009,298
36,935,000	Massachusetts Bay Transportation Authority, (Series 1999), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	36,935,000
15,000,000	Massachusetts Bay Transportation Authority, MERLOTS, (Series 2000H), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	15,000,000
7,700,000	(2) Massachusetts Bay Transportation Authority, PT-1218, 3.25% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/19/2001	7,700,000
3,000,000	Massachusetts Development Finance Agency, (Series 1998A), Weekly VRDNs (Shady Hill School)/(State Street Bank and Trust Co. LOC)	3,000,000
7,340,000	Massachusetts Development Finance Agency, (Series 1999), Weekly VRDNs (Dean College)/(Fleet National Bank, Springfield, MA LOC)	7,340,000
3,000,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Draper Laboratory)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,000,000
4,000,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Marine Biological Laboratory)/(Allied Irish Banks PLC LOC)	4,000,000
10,000,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,000,000
3,500,000	Massachusetts Development Finance Agency, (Series 2000), Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC)	3,500,000
3,300,000	Massachusetts Development Finance Agency, (Series 2001), Weekly VRDNs (The Children’s Museum)/(Citizens Bank of Massachusetts LOC)	3,300,000
4,000,000	Massachusetts Development Finance Agency, (Series 2001A), Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC)	4,000,000
9,955,000	Massachusetts Development Finance Agency, (Series B), Weekly VRDNs (Edgewood Retirement Community Project)/(Fleet National Bank, Springfield, MA LOC)	9,955,000
12,500,000	Massachusetts HEFA Weekly VRDNs (Harvard University)	12,500,000
27,700,000	Massachusetts HEFA, (Series 1985H), Weekly VRDNs (Boston University)/(State Street Bank and Trust Co. LOC)	27,700,000
1,740,000	Massachusetts HEFA, (Series 1999), Weekly VRDNs (CIL Reality of Massachusetts)/(Dexia Public Finance Bank S.A. LOC)	1,740,000
15,100,000	Massachusetts HEFA, (Series A), Weekly VRDNs (Brigham & Women’s Hospital)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	15,100,000
8,000,000	Massachusetts HEFA, (Series A), Weekly VRDNs (University of Massachusetts)/(Dexia Public Finance Bank S.A. LOC)	8,000,000
8,940,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Endicott College)/(Fleet National Bank, Springfield, MA LOC)	8,940,000
14,320,000	Massachusetts HEFA, (Series B), Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Fleet National Bank, Springfield, MA LIQ)	14,320,000
2,450,000	Massachusetts HEFA, (Series D), 6.875% Revenue Bonds (Deaconess Hospital)/(United States Treasury PRF), 4/1/2002 (@102)	2,578,228
14,700,000	Massachusetts HEFA, (Series F), Weekly VRDNs (Children’s Hospital of Boston)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	14,700,000
3,700,000	Massachusetts HEFA, (Series R), Weekly VRDNs (Harvard University)	3,700,000
6,200,000	Massachusetts HEFA, MERLOTS, (Series 2000-T), Weekly VRDNs (Simmons College)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	6,200,000
18,495,000	Massachusetts HEFA, MERLOTS, (Series 2000WW), Weekly VRDNs (Harvard University)/(First Union National Bank, Charlotte, NC LIQ)	18,495,000
5,000,000	Massachusetts HEFA, (Series B), Weekly VRDNs (New England Carpenters Training Fund)/(Citizens Bank of Massachusetts LOC)	5,000,000
1,800,000	Massachusetts IFA, (Series 1992), Weekly VRDNs (Holyoke Water Power Co.)/(Canadian Imperial Bank of Commerce LOC)	1,800,000
14,250,000	Massachusetts IFA, (Series 1992B), 3.10% CP (New England Power Co.), Mandatory Tender 5/21/2001	14,250,000
10,000,000	Massachusetts IFA, (Series 1992B), 3.20% CP (New England Power Co.), Mandatory Tender 5/23/2001	10,000,000
12,000,000	Massachusetts IFA, (Series 1992B), 3.50% CP (New England Power Co.), Mandatory Tender 7/9/2001	12,000,000
5,900,000	Massachusetts IFA, (Series 1994), Weekly VRDNs (Nova Realty Trust)/(Fleet National Bank, Springfield, MA LOC)	5,900,000
7,585,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Goddard House)/(Fleet National Bank, Springfield, MA LOC)	7,585,000
7,200,000	Massachusetts IFA, (Series 1995), Weekly VRDNs (Whitehead Institute for Biomedical Research)	7,200,000
7,184,000	Massachusetts IFA, (Series 1996), Weekly VRDNs (Newbury College)/(Fleet National Bank, Springfield, MA LOC)	7,184,000
2,675,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Fleet National Bank, Springfield, MA LOC)	2,675,000
5,630,000	Massachusetts IFA, (Series 1997), Weekly VRDNs (Mount Ida College)/(Dexia Public Finance Bank S.A. LOC)	5,630,000
5,965,000	Massachusetts IFA, (Series 1998A), Weekly VRDNs (JHC Assisted Living Corp.)/(Fleet National Bank, Springfield, MA LOC)	5,965,000
1,125,000	Massachusetts IFA, (Series A), Weekly VRDNs (Hockomock YMCA)/(Bank of Nova Scotia, Toronto LOC)	1,125,000
9,450,000	Massachusetts IFA, (Series B), Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank, Springfield, MA LOC)	9,450,000
10,625,000	Massachusetts Municipal Wholesale Electric Co., Trust Receipts, (Series 2000 FR/RI-L3), Weekly VRDNs (Lehman Brothers, Inc. LIQ)/(MBIA LOC)	10,625,000
5,200,000	Massachusetts State College Building Authority, MERLOTS, (Series 2000-B11), Weekly VRDNs (AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,200,000
10,000,000	Massachusetts State HFA, MERLOTS, (Series 1999H), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	10,000,000
9,290,000	(2) Massachusetts State HFA, (PT-162) 3.50% TOBs (MBIA INS)/(BNP Paribas LIQ), Optional Tender 1/10/2002	9,290,000
26,743,000	Massachusetts Turnpike Authority, Variable Rate Certificates, (Series 1997N), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	26,743,000
10,090,000	(2) Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) 4.40% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 9/13/2001	10,090,000
11,300,000	Massachusetts Water Pollution Abatement Trust Pool, SGA, (Series 87), Daily VRDNs (Societe Generale, Paris LIQ)	11,300,000
16,500,000	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS, (Series 1999N), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	16,500,000
8,000,000	Massachusetts Water Resources Authority, (Series 1994), 3.15% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 8/14/2001	8,000,000
15,000,000	Massachusetts Water Resources Authority, (Series 1994), 3.20% CP (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender 7/13/2001	15,000,000
3,050,000	Massachusetts Water Resources Authority, (Series 1998D), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	3,050,000
8,900,000	Massachusetts Water Resources Authority, (Series 1999B), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	8,900,000
1,700,000	Massachusetts Water Resources Authority, (Series 2000B), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,700,000
5,000,000	Millbury, MA, 3.35% BANs, 4/19/2002	5,009,816
5,500,000	Milton, MA, 4.50% BANs, 12/14/2001	5,507,546
19,500,000	Monson, MA, 5.00% BANs, 8/9/2001	19,525,517
5,700,000	Newton, MA, 4.40% BANs, 12/21/2001	5,710,524
3,679,000	North Andover, MA, 5.00% BANs, 6/21/2001	3,680,126
2,750,000	Northbridge, MA, 4.50% BANs, 2/21/2002	2,776,985
11,800,000	Springfield, MA, 3.50% BANs (Fleet National Bank, Springfield, MA LOC), 8/30/2001	11,826,259
3,390,000	Springfield, MA, 5.00% BANs (Fleet National Bank, Springfield, MA LOC), 6/22/2001	3,392,310
10,000,000	Sudbury, MA, 4.40% BANs, 12/14/2001	10,020,949
5,270,000	Wayland, MA, 4.40% BANs, 12/21/2001	5,279,723
15,095,000	Westborough, MA, 4.50% BANs, 11/21/2001	15,109,511
6,120,000	Weymouth, MA Housing Authority, PT 1062, Weekly VRDNs (Queen Ann Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	6,120,000
11,500,000	Williamstown, MA, 4.40% BANs, 9/20/2001	11,507,363
5,985,000	Wilmington, MA, 4.80% BANs, 6/29/2001	5,987,960

	Total	874,983,268

Puerto Rico—1.2%
5,100,000	Puerto Rico Highway and Transportation Authority, (Series A), Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	5,100,000
5,335,000	Puerto Rico Municipal Finance Agency, (PA-638) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	5,335,000

	Total	10,435,000

	Total Investments (at amortized cost)(3)	$885,418,268

(1) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (“NRSROs”) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

TIER RATING BASED ON TOTAL MARKET VALUE

First Tier	Second Tier
100.00%	0.00%

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund’s Board of Trustees. At April 30, 2001, these securities amounted to $53,473,000 which represents 6.0% of net assets.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($886,936,510) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
CP—Commercial Paper
FGIC—Financial Guaranty Insurance Company
FSA—Financial Security Assurance
GO—General Obligation
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
IFA—Industrial Finance Authority
INS—Insured
LIQ—Liquidity Agreement
LOC—Letter of Credit
MBIA—Municipal Bond Investors Assurance
MERLOTS—Municipal Exempt Receipts-Liquidity Optional Tender Series
PRF—Prerefunded
RANs—Revenue Anticipation Note
TOBs—Tender Option Bonds
TOPS—Trust Obligation Participating Securities
VRDNs—Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF ASSETS AND LIABILITIES

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$885,418,268
Cash		484,211
Income receivable		8,116,597

Total assets		894,019,076

Liabilities:
Payable for investments purchased	$4,026,597
Payable for shares redeemed	982,903
Income distribution payable	2,073,066

Total liabilities		7,082,566

Net assets for 886,936,510 shares outstanding		$886,936,510

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$814,341,389 / 814,341,389 shares outstanding		$1.00

Galaxy-BKB Shares:
$72,595,121 / 72,595,121 shares outstanding		$1.00

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF OPERATIONS

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$17,695,236
Expenses:
Investment adviser fee		$2,371,838
Administrative personnel and services fee		357,199
Custodian fees		27,113
Transfer and dividend disbursing agent fees and expenses		60,804
Directors’/Trustees’ fees		3,659
Auditing fees		5,950
Legal fees		6,970
Portfolio accounting fees		65,737
Shareholder services fee—Institutional Service Shares		1,073,051
Shareholder services fee—Galaxy-BKB Shares		112,868
Share registration costs		17,533
Printing and postage		28,039
Insurance premiums		23,374

Total expenses		4,154,135
Waivers—
Waiver of investment adviser fee	$(163,628)
Waiver of shareholder services fee—
Institutional Service Shares	(1,030,129)
Waiver of shareholder services fee—Galaxy-BKB Shares	(112,868)

Total Waivers		(1,306,625)

Net expenses			2,847,510

Net investment income			$14,847,726

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended (unaudited) April 30, 2001	Year Ended October 31, 2000
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$14,847,726	$26,822,503

Distributions to Shareholders—
Distributions from net investment income
Institutional Service Shares	(13,441,218)	(20,058,641)
Galaxy-BKB Shares	(1,406,508)	(6,763,862)

Change in net assets resulting from distributions to shareholders	(14,847,726)	(26,822,503)

Share Transactions—
Proceeds from sale of shares	1,103,793,308	2,218,359,202
Net asset value of shares issued to shareholders in payment of distributions declared	8,528,094	17,276,382
Cost of shares redeemed	(1,043,990,787)	(2,028,180,962)

Change in net assets resulting from share transactions	68,330,615	207,454,622

Change in net assets	68,330,615	207,454,622
Net Assets:
Beginning of period	818,605,895	611,151,273

End of period	$886,936,510	$818,605,895

(See Notes which are an integral part of the Financial Statements)

MASSACHUSETTS MUNICIPAL CASH TRUST
NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (unaudited)

(1) ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Galaxy-BKB Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $5,315, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the “Trustees”). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended April 30, 2001	Year Ended October 31, 2000
Institutional Service Shares:
Shares sold	1,042,292,310	1,963,348,217
Shares issued to shareholders in payment of distributions declared	7,332,734	10,519,214
Shares redeemed	(961,079,386)	(1,659,363,250)

Net Change Resulting From Institutional Service Share Transactions	88,545,658	314,504,181

	Six Months Ended April 30, 2001	Year Ended October 31, 2000
Galaxy-BKB Shares:
Shares sold	61,500,998	255,010,985
Shares issued to shareholders in payment of distributions declared	1,195,360	6,757,168
Shares redeemed	(82,911,401)	(368,817,712)

Net Change Resulting from Galaxy-BKB Share Transactions	(20,215,043)	(107,049,559)

Net Change Resulting from Share Transactions	68,330,615	207,454,622

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company (“FServ”), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (“FSSC”), the Fund will pay FSSC up to 0.25% of average daily net assets of the Institutional Service Shares for the period. Under the terms of a Shareholder Services Agreement with Fleet National Bank, the Fund will pay Fleet National Bank, up to 0.25% of average daily net assets of Galaxy-BKB Shares for the period. These fees are used to finance certain services for shareholders and to maintain shareholder accounts. FSSC and Fleet National Bank may voluntarily choose to waive any portion of their fees. FSSC and Fleet National Bank can modify or terminate these voluntary waivers at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though it’s subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund’s accounting records for which it receives a fee. The fee is based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted $430,000,000 and $492,400,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 63.93% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.08% of total investments.

TRUSTEES

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

OFFICERS

John F. Donahue
Chairman

Christopher Donahue
President

John W. McGonigle
Executive Vice President and Secretary

Edward C. Gonzales
Executive Vice President

Richard B. Fisher
Vice President

Richard J. Thomas
Treasurer

Leslie K. Ross
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) if none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Semi-Annual Report to Shareholders

[Logo of Galaxy Funds]

Massachusetts Municipal Cash Trust—Galaxy-BKB Shares

[Logo of Galaxy Funds]

April 30, 2001

THE GALAXY FUNDS
P.O. BOX 6520
PROVIDENCE, RI 02940-6520
www.galaxyfunds.com

FEDERATED
World-Class Investment Manager

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 60934N237
G00191-02 (6/01)

FILE NO. 811-5950

MF-0136

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2%[1]
		Maryland--99.2%
$2,025,000		Anne Arundel County, MD, 4.50% TOBs (Baltimore Gas & Electric Co.), Optional Tender 7/1/2001	$2,025,000
1,475,000		Anne Arundel County, MD, EDRBs, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	1,475,000
3,000,000		Anne Arundel County, MD, EDRB, (Series 1988), 3.25% CP (Baltimore Gas & Electric Co.), Mandatory Tender 7/12/2001	3,000,000
1,975,000		Baltimore County, MD, IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(PNC Bank, Delaware LOC)	1,975,000
4,000,000		Baltimore County, MD, IDA, Variable Rate Demand Acquisition Program, (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank Girozentrale LOC)	4,000,000
3,000,000		Baltimore County, MD, Metropolitan District, (Series 1995), 3.30% CP (Baltimore County, MD), Mandatory Tender 6/11/2001	3,000,000
2,100,000		Baltimore County, MD, Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas LOC)	2,100,000
1,350,000		Baltimore County, MD, Revenue Bonds, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Allfirst LOC)	1,350,000
800,000		Baltimore County, MD, (Series 1992), Weekly VRDNs (Sheppard & Enoch Pratt Hospital Facility)/(Societe Generale, Paris LOC)	800,000
4,300,000		Baltimore County, MD, (Series 2000), Weekly VRDNs (St. Paul's School for Girls)/(Allfirst LOC)	4,300,000
6,000,000		Baltimore, MD, EDA, (Series 1985), Weekly VRDNs (Mt. Washington Hospital, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	6,000,000
1,900,000		Baltimore, MD, (1988 Issue) Weekly VRDNs (University West LP)/(Allfirst LOC)	1,900,000
900,000		Carroll County, MD, Variable Rate Refunding EDRBs, (Series 1995B), Weekly VRDNs (Evapco, Inc. Project)/(Bank of America, N.A. LOC)	900,000
740,000		Elkton, MD, Revenue Refunding Bonds, (Series 1992), Weekly VRDNs (Highway Service Ventures, Inc. Facility)/(First Union National Bank, Charlotte, NC LOC)	740,000
5,000,000		Frederick County, MD, (Series 1997), Weekly VRDNs (Homewood at Frederick MD, Inc. Facility)/(Allfirst Bank LOC)	5,000,000
4,000,000		Frederick County, MD, (Series 1997E), Weekly VRDNs (Buckinghams Choice, Inc.)/(LaSalle National Bank, Chicago LOC)	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$1,500,000		Frederick County, MD, Revenue Bonds, (Series 1995), Weekly VRDNs (Sheppard Pratt Residential Treatment Facility)/(Societe Generale, Paris LOC)	$1,500,000
1,840,000		Harford County, MD, EDRB, (Series 1996), Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Allfirst LOC)	1,840,000
3,000,000		Howard County, MD, (Series 2001A), 4.00% BANs, 4/15/2002	3,026,635
3,000,000		Maryland EDC, Tax Exempt Adjustable Mode IDRBs, (Series 1996), Weekly VRDNs (Atlantic Pharmaceutical Services, Inc.)/(Allfirst LOC)	3,000,000
1,750,000		Maryland EDC, Tax Exempt Adjustable Mode IDRBs, (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,750,000
3,500,000		Maryland EDC, (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC)	3,500,000
3,400,000		Maryland EDC, (Series 2000), Weekly VRDNs (Hunter Douglas Northeast, Inc.)/(SunTrust Bank LOC)	3,400,000
3,055,000		Maryland Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst LOC)	3,055,000
1,000,000		Maryland Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Allfirst LOC)	1,000,000
1,860,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Allfirst LOC)	1,860,000
5,250,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	5,250,000
5,000,000		Maryland State Community Development Administration, MERLOTS, (Series 2000-III), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,000,000
2,440,000	[2]	Maryland State Community Development Administration, PT-123, 4.35% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 10/4/2001	2,440,000
3,000,000		Maryland State Energy Financing Administration, (Series 1988), Weekly VRDNs (Morningstar Foods, Inc.)/(First Union National Bank, Charlotte, NC LOC)	3,000,000
1,730,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Baltimore International Culinary College Foundation, Inc.)/(SunTrust Bank LOC)	1,730,000
3,300,000		Maryland State IDFA, Refunding EDRBs, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	3,300,000
1,000,000		Maryland State IDFA, LO EDRBs, (Series 1994), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC)	1,000,000
4,375,000		Maryland IDFA, (Series 1999), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	4,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--continued
$119,000		Montgomery County, MD, Housing Opportunities Commission, (Series 1998), Weekly VRDNs (Byron House, Inc. Facility)/(Allfirst LOC)	$119,000
870,000		Montgomery County, MD, Weekly VRDNs (Information Systems and Networks Corp.)/(PNC Bank, N.A. LOC)	870,000
2,400,000		Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(Chase Manhattan Bank N.A., New York LOC)	2,400,000
2,160,000		Queen Annes County, MD, EDR, (Series 1994), 4.625% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 6/1/2001	2,160,000
1,000,000		Takoma Park, MD, Hospital Facilities, (Series 1991A), 8.25% Bonds (Washington Adventist Hospital)/(United States Treasury PRF), 9/1/2001 (@102)	1,036,349
2,000,000		Washington County, MD, (Series 1999), 4.40% TOBs (St. James School, MD)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2001	2,000,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$101,176,984

Securities that are subject to alternative minimum tax represents 43.0% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $2,440,000 which represents 2.4% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($101,978,777) at April 30, 2001.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Corporation
EDR	--Economic Development Revenue
EDRB(s)	--Economic Development Revenue Bond(s)
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
IDRBs	--Industrial Development Revenue Bonds
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$101,176,984
Cash		578,693
Income receivable		512,967

TOTAL ASSETS		102,268,644

Liabilities:
Income distribution payable	$252,050
Accrued expenses	37,817

TOTAL LIABILITIES		289,867

Net assets for 101,978,777 shares outstanding		$101,978,777

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$101,978,777 ÷ 101,978,777 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$1,671,286

Expenses:
Investment adviser fee		$212,238
Administrative personnel and services fee		61,986
Custodian fees		1,914
Transfer and dividend disbursing agent fees and expenses		17,719
Directors'/Trustees' fees		461
Auditing fees		17,129
Legal fees		2,862
Portfolio accounting fees		23,484
Shareholder services fee		106,119
Share registration costs		9,571
Printing and postage		7,763
Insurance premiums		1,951
Miscellaneous		428

TOTAL EXPENSES		463,625

Waivers:
Waiver of investment adviser fee	$(160,380)
Waiver of shareholder services fee	(4,245)

TOTAL WAIVERS		(164,625)

Net expenses			299,000

Net investment income			$1,372,286

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,372,286	$1,834,707

Distributions to Shareholders:
Distributions from net investment income	(1,372,286)	(1,834,707)

Share Transactions:
Proceeds from sale of shares	191,727,508	193,517,974
Net asset value of shares issued to shareholders in payment of distributions declared	703,501	1,414,842
Cost of shares redeemed	(159,061,898)	(173,030,407)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,369,111	21,902,409

Change in net assets	33,369,111	21,902,409

Net Assets:
Beginning of period	68,609,666	46,707,257

End of period	$101,978,777	$68,609,666

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.62%	3.52%	2.69%	3.05%	3.10%	3.11%

Ratios to Average Net Assets:

Expenses	0.70%[3]	0.70%	0.70%	0.70%	0.69%	0.65%

Net investment income	3.23%[3]	3.50%	2.66%	3.00%	3.05%	3.09%

Expense waiver/reimbursement[4]	0.39%[3]	0.51%	0.50%	0.51%	0.63%	0.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$101,979	$68,610	$46,707	$66,136	$45,575	$54,286

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income exempt from federal regular income tax and the personal income taxes imposed by the State of Maryland and Maryland municipalities consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $1,519, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	191,727,508	193,517,974
Shares issued to shareholders in payment of distributions declared	703,501	1,414,842
Shares redeemed	(159,061,898)	(173,030,407)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	33,369,111	21,902,409

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $144,119,000 and $108,470,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 77.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 23.2% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N286

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01175-01 (6/01)

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4%[1]
		Minnesota--99.4%
$12,700,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota NON-AMT) (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Airport Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$12,700,000
5,850,000		Anoka City, MN Solid Waste Disposal Authority, 3.40% CP (United Power Associates)/(National Rural Utilities Cooperative Finance Corp. GTD), Mandatory Tender 5/9/2001	5,850,000
3,335,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co. Project)/(Firstar Bank, N.A. LOC)	3,335,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(KeyBank, N.A. LOC)	7,225,000
2,900,000		Becker, MN, (Series 2000-A), Weekly VRDNs (Northern States Power Co.)	2,900,000
2,000,000		Becker, MN, PCR (Series 1992-A), 3.45% CP (Northern States Power Co.), Mandatory Tender 5/24/2001	2,000,000
2,000,000		Becker, MN, PCR (Series 1993-A), 3.45% CP (Northern States Power Co.), Mandatory Tender 5/24/2001	2,000,000
7,500,000		Becker, MN, PCR (Series 1993-A), 3.60% CP (Northern States Power Co.), Mandatory Tender 5/7/2001	7,500,000
4,800,000		Becker, MN, PCR (Series 1993-B), 3.45% CP (Northern States Power Co.), Mandatory Tender 7/12/2001	4,800,000
2,500,000		Becker, MN, PCR (Series 1993-B), 3.45% CP (Northern States Power Co.), Mandatory Tender 8/10/2001	2,500,000
2,855,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,855,000
1,700,000		Bloomington, MN, IDRB (Series 1995), Weekly VRDNs (Now Technologies, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,700,000
5,000,000		Bloomington, MN, Multi-Family Housing Weekly VRDNs (Crow/Bloomington Apartments)/(Citibank N.A., New York LOC)	5,000,000
3,600,000		Brooklyn Center, MN, Shingle Creek Tower (Series 1999), 4.35% TOBs (Bank of America, N.A.), Optional Tender 5/1/2001	3,600,000
9,485,000		Burnsville, MN, Variable Rate Demand Revenue Bonds (Series 1996) Weekly VRDNs (YMCA)/(Wells Fargo Bank Minnesota, N.A. LOC)	9,485,000
2,420,000		Burnsville, MN, Adjustable Rate IDRB (Series 1996), Weekly VRDNs (Caire, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	2,420,000
2,810,000		Byron, MN Weekly VRDNs (Schmidt Printing)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,810,000
1,120,000		Caledonia, MN ISD No. 299, (Series A), 3.60% TANs (Minnesota State GTD), 9/30/2001	1,120,911
1,130,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,130,000
4,550,000		Cohasset, MN, (Series 2000), Weekly VRDNs (Minnesota Power, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	4,550,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,710,000		Coon Rapids, MN, (Series 1996), Weekly VRDNs (Medical Enterprise Associates)/(Wells Fargo Bank Minnesota, N.A. LOC)	$2,710,000
2,350,000		Cottage Grove, MN, IDR Refunding Bonds (Series 1995), Weekly VRDNs (Supervalu, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,350,000
20,940,000	[2]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ)	20,940,000
18,680,000		Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ)	18,680,000
2,000,000		Duluth, MN, (Series 1985) Weekly VRDNs (Wachovia Bank of NC, N.A. LOC)	2,000,000
755,000		Eden Prairie, MN IDA, #194 Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank Minnesota, N.A. LOC)	755,000
990,000		Eden Prairie, MN IDA (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	990,000
1,205,000		Eden Prairie, MN IDA (Series 1995), Weekly VRDNs (Robert Lothenbach)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,205,000
3,600,000		Edgerton, MN, (Series 1998), Weekly VRDNs (Fey Industries, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,600,000
2,895,000		Elk River, MN ISD No. 728, 4.44% TRANs (Minnesota State GTD), 8/27/2001	2,895,354
325,000		Elk River, MN Weekly VRDNs (Tescom Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	325,000
2,795,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,795,000
2,770,000		Forest Lake, MN ISD No. 831, (Series 2000A), 4.77% TRANs (Minnesota State GTD), 8/6/2001	2,776,724
700,000		Hennepin Co. MN, (Series 1995C), Weekly VRDNs	700,000
5,150,000		Hennepin Co. MN, (Series 1996C), Weekly VRDNs	5,150,000
1,995,000		Lakeville, MN ISD No. 194, 4.53% TRANs (Minnesota State GTD), 9/24/2001	1,995,597
2,550,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,550,000
4,400,000		Lino Lakes, MN, Variable Rate Demand IDRBs (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,400,000
2,210,000		Maple Grove, MN, Variable Rate Demand IDRBs (Series 1998), Weekly VRDNs (Spancrete Midwest Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,210,000
850,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada LP)/(Wells Fargo Bank Minnesota, N.A. LOC)	850,000
8,050,000		Mendota Heights, MN (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC)	8,050,000
6,500,000		Minneapolis, MN (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	6,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$13,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC)	$13,500,000
800,000		Minneapolis, MN, Variable Rate Demand Commercial Development Revenue Refunding Bonds (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A., Minneapolis LOC)	800,000
3,000,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(U.S. Bank, N.A., Minneapolis LOC)	3,000,000
9,935,000	[2]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174), 3.40% TOBs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Mandatory Tender 2/7/2002	9,935,000
3,710,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, (SGA 121) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	3,710,000
3,000,000		Minneapolis/St. Paul, MN Metropolitan Airports Commission, Floating Rate Trust Receipts FR/RI-A33, Weekly VRDNs (FGIC INS)/(Bank of New York, New York LIQ)	3,000,000
8,000,000		Minnesota Agricultural and Economic Development Board, (Series 1996), Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Rabobank Nederland, Utrecht LOC)	8,000,000
10,975,000	[2]	Minnesota Public Facilities Authority, (PT-1175), 4.45% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 8/9/2001	10,975,000
8,000,000		Minnesota State Commissioner of Iron Range Resources & Rehabilitation, (Series 1991), Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank of NC, N.A. LOC)	8,000,000
4,875,000		Minnesota State HFA, (PA-671), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,875,000
4,890,000	[2]	Minnesota State HFA, (Series 1998C), (PT-204), 4.70% TOBs (Bayerische Hypotheken-und Vereinsbank AG LIQ), Optional Tender 5/3/2001	4,890,000
8,500,000		Minnesota State HFA, (Series 2000 K), 4.35% Bonds, 5/30/2001	8,500,000
4,200,000		Minnesota State HFA, (Series 2000 L), 4.40% Bonds, 11/29/2001	4,200,000
8,000,000		Minnesota State HFA, (Series 2000 M), 4.45% Bonds, 11/29/2001	8,005,949
4,500,000		Minnesota State HFA, (Series D), 4.30% Bonds, 5/1/2001	4,500,000
3,200,000		Minnesota State HFA, (Series E), 4.35% Bonds, 5/1/2001	3,200,000
5,265,000		Minnesota State Higher Education Coordinating Board, (Series 1992-A), Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	5,265,000
5,175,000		Minnesota State Higher Education Coordinating Board, (Series 1992-B), Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	5,175,000
7,050,000		Minnesota State Higher Education Coordinating Board, (Series 1992-C), Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	7,050,000
10,700,000		Minnesota State Higher Education Coordinating Board, (Series 1993), Weekly VRDNs (U.S. Bank, N.A., Minneapolis LIQ)	10,700,000
5,000,000		Minnesota State Higher Education Facility Authority, (Series Five-C), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC)	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,750,000		Minnesota State Higher Education Facility Authority, (Series Four-S), Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC)	$5,750,000
16,125,000	[2]	Minnesota State, (PT-399), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	16,125,000
10,000,000	[2]	Minnesota State, (PT-400), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	10,000,000
16,000,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2001 A), 4.00% TANs (Minnesota State GTD), 2/12/2002	16,082,782
440,000		Minnetonka, MN, IDRB (Series 1996), Weekly VRDNs (PGI Cos., Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	440,000
5,900,000		Minnetonka, MN, Multifamily Housing Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC)	5,900,000
1,300,000		New Brighton, MN, IDR Weekly VRDNs (Unicare Homes, Inc.)/(Paribas, Paris LOC)	1,300,000
800,000		New Hope, MN IDRB, (Series 1994), Weekly VRDNs (Gaines and Hanson Printing Co.)/(Wells Fargo Bank Minnesota, N.A. LOC)	800,000
2,670,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A., Minneapolis LOC)	2,670,000
4,995,000		Northern Municipal Power Agency, MN, Floater Certificates (Series 1998-46), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter Funding, Inc. LIQ)	4,995,000
2,690,000		Park Rapids, MN ISD No. 309, 4.40% TRANs (Minnesota State GTD), 9/28/2001	2,692,666
1,865,000		Paynesville, MN ISD No. 741, 4.55% TRANs (Minnesota State GTD), 9/15/2001	1,866,000
1,080,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,080,000
1,100,000		Plymouth, MN, (Series 2000), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,100,000
2,000,000		Plymouth, MN, IDRB (Series 1994), Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	2,000,000
1,160,000		Port Authority of St. Paul, MN, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Firstar Bank, N.A. LOC)	1,160,000
2,500,000		Port Authority of St. Paul, MN, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A., Minneapolis LOC)	2,500,000
160,000		Port of Austin, MN Weekly VRDNs (Mower House Color)/(Wells Fargo Bank Minnesota, N.A. LOC)	160,000
3,400,000		Rochester, MN Health Care Facility Authority, (Series 1998-177) Weekly VRDNs (Mayo Foundation)/(Morgan Stanley, Dean Witter Funding, Inc. LIQ)	3,400,000
13,400,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 3.25% CP (Mayo Foundation)/(Chase Manhattan Bank (USA) N.A., Wilmington LIQ), Mandatory Tender 7/24/2001	13,400,000
17,500,000		Rochester, MN Health Care Facility Authority, (Series C), 3.50% CP (Mayo Foundation), Mandatory Tender 6/7/2001	17,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$5,100,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$5,100,000
2,200,000		Rogers, MN IDA, IDRB Weekly VRDNs (DAC Development LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,200,000
15,855,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(First Union National Bank, Charlotte, NC LOC)	15,855,000
8,000,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Citibank N.A., New York LOC)	8,000,000
2,350,000		South St. Paul, MN ISD No. 006, 4.40% TRANs (Minnesota State GTD), 2/9/2002	2,370,275
14,900,000		Southern Minnesota Municipal Power Agency, 3.20% CP, Mandatory Tender 8/10/2001	14,900,000
540,000		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds (Series 1994A), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	540,000
1,515,000		St. Cloud, MN Housing & Redevelopment Authority, Revenue Refunding Bonds (Series 1994B), Weekly VRDNs (Coborn's, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,515,000
9,400,000		St. Louis Park, MN Health Care Facilities, Floating Rate Monthly Demand IDRBs (Series 1984), Weekly VRDNs (Unicare Homes, Inc.)/(Paribas, Paris LOC)	9,400,000
4,580,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	4,580,000
4,100,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local de France LOC)	4,100,000
400,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (United Way)/(U.S. Bank, NA, Minneapolis LOC)	400,000
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Series 1995 I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local de France LOC)	2,000,000
3,800,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2000), 4.30% Bonds (St. Paul, MN), 5/1/2001	3,800,000
4,600,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, NA, Minneapolis LOC)	4,600,000
12,730,000		University of Minnesota, (Series 1999A), Weekly VRDNs	12,730,000
1,485,000		Victoria, MN, (Series 1996A), Weekly VRDNs (HEI, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	1,485,000
950,000		Victoria, MN, (Series 1996B), Weekly VRDNs (HEI, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	950,000
2,430,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC)	2,430,000
1,650,000		Wells, MN, 4.50% TOBs (Stokely, Inc.)/(First Union National Bank, Charlotte, NC LOC), Optional Tender 6/1/2001	1,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Minnesota--continued
$2,550,000		West St. Paul, MN ISD No. 197, (Series 2001A), 3.40% TANs (Minnesota State GTD), 3/21/2002	$2,551,093
560,000		White Bear, MN Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	560,000
1,875,000		White Bear, MN, Variable Rate Demand Industrial Revenue Bonds, Weekly VRDNs (N.A. Ternes)/(Firstar Bank, N.A. LOC)	1,875,000
4,100,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)	4,100,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$530,802,351

Securities that are subject to alternative minimum tax represents 38.4% of the portfolio as calculated based upon total portfolios market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2001, these securities amounted to $72,865,000 which represents 13.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($533,938,915) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$530,802,351
Cash		935,627
Income receivable		3,826,882
Receivable for shares sold		100,000

TOTAL ASSETS		535,664,860

Liabilities:
Income distribution payable	$1,582,371
Accrued expenses	143,574

TOTAL LIABILITIES		1,725,945

Net assets for 533,938,915 shares outstanding		$533,938,915

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$283,054,919 ÷ 283,054,919 shares outstanding		$1.00

Cash Series Shares:
$250,883,996 ÷ 250,883,996 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$10,526,088

Expenses:
Investment adviser fee		$1,075,025
Administrative personnel and services fee		202,374
Custodian fees		13,532
Transfer and dividend disbursing agent fees and expenses		126,028
Directors'/Trustees' fees		2,277
Auditing fees		5,898
Legal fees		6,338
Portfolio accounting fees		55,021
Distribution services fee--Cash Series Shares		613,452
Shareholder services fee--Institutional Shares		365,165
Shareholder services fee--Cash Series Shares		306,726
Share registration costs		14,494
Printing and postage		11,005
Insurance premiums		15,290
Miscellaneous		1,173

TOTAL EXPENSES		2,813,798

Waivers:
Waiver of investment adviser fee	$(714,123)
Waiver of distribution services fee--Cash Series Shares	(306,726)
Waiver of shareholder services fee--Institutional Shares	(365,165)

TOTAL WAIVERS		(1,386,014)

Net expenses			1,427,784

Net investment income			$9,098,304

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,098,304	$18,833,916

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,272,829)	(10,198,578)
Cash Series Shares	(3,825,475)	(8,635,338)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,098,304)	(18,833,916)

Share Transactions:
Proceeds from sale of shares	640,839,102	1,240,876,579
Net asset value of shares issued to shareholders in payment of distributions declared	3,338,708	9,129,484
Cost of shares redeemed	(593,117,203)	(1,302,893,395)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	51,060,607	(52,887,332)

Change in net assets	51,060,607	(52,887,332)

Net Assets:
Beginning of period	482,878,308	535,765,640

End of period	$533,938,915	$482,878,308

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.82%	3.93%	3.08%	3.44%	3.48%	3.49%

Ratios to Average Net Assets:

Expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	3.61%[3]	3.84%	3.02%	3.39%	3.42%	3.43%

Expense waiver/reimbursement[4]	0.52%[3]	0.51%	0.50%	0.50%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$283,055	$262,975	$285,540	$328,507	$208,365	$217,443

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	3.41%	2.57%	2.93%	2.97%	2.97%

Ratios to Average Net Assets:

Expenses	0.80%[3]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income	3.12%[3]	3.35%	2.52%	2.89%	2.92%	2.93%

Expense waiver/reimbursement[4]	0.52%[3]	0.51%	0.50%	0.50%	0.51%	0.51%

Supplemental Data:

Net assets, end of period (000 omitted)	$250,884	$219,903	$250,226	$207,599	$221,227	$235,614

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the regular personal income tax imposed by the State of Minnesota consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 2001, capital paid-in aggregated $533,938,915.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	312,161,351	649,061,460
Shares issued to shareholders in payment of distributions declared	340,401	772,535
Shares redeemed	(292,422,239)	(672,398,621)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	20,079,513	(22,564,626)

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Cash Series Shares:
Shares sold	328,677,751	591,815,119
Shares issued to shareholders in payment of distributions declared	2,998,307	8,356,949
Shares redeemed	(300,694,964)	(630,494,774)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	30,981,094	(30,322,706)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	51,060,607	(52,887,332)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $447,890,000 and $430,705,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 47.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.2% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

1052807 (6/01)

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		North Carolina--99.5%
$17,319,000		ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt)/ (Series 1998-23), Weekly VRDNs (Mission St. Josephs Health System)/ (MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$17,319,000
5,000,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Narroflex, Inc.)/(HSBC Bank USA LOC)	5,000,000
1,755,000		Alamance County, NC Industrial Facilities & PCFA, (Series B), Weekly VRDNs (Culp, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,755,000
5,335,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Mitchell Gold Company, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	5,335,000
1,345,000		Brunswick County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Turnage Properties LLC)/(Centura Bank, Rocky Mount, NC LOC)	1,345,000
120,000		Burke County, NC Industrial Facilities & PCFA, Weekly VRDNs (Norwalk Furniture Corp. & Hickory Furniture)/(Branch Banking & Trust Co., Winston-Salem LOC)	120,000
4,600,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1994), Weekly VRDNs (Ethan Allen Inc. Project)/(Deutsche Bank AG LOC)	4,600,000
3,470,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998), Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,470,000
2,000,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001), Weekly VRDNs (McLin Creek Partners, LLC)/(Wachovia Bank of NC, N.A. LOC)	2,000,000
3,355,000		Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.90% Bonds, 1/1/2002	3,389,039
2,615,000		Cleveland County, NC Industrial Facilities & PCFA, IDRB, (Series 1990), Weekly VRDNs (MetalsAmerica, Inc. Project)/(Fleet National Bank LOC)	2,615,000
1,070,000		Cleveland County, NC Industrial Facilities & PCFA, PCR Bonds, (Series 1995), Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America, N.A. LOC)	1,070,000
5,430,000		Davie County, NC Industrial Facilities & PCFA, Weekly VRDNs (Cycle Group, Inc.)/(First Union National Bank, Charlotte, NC LOC)	5,430,000
5,160,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Thermoform Plastic, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	5,160,000
2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1995), Weekly VRDNs (U.S. Label Corp.)/(Wachovia Bank of NC, N.A. LOC)	2,500,000
2,205,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (South/Win Ltd.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,205,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$4,750,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (FFNC, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	$4,750,000
6,650,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	6,650,000
13,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), Weekly VRDNs (Nucor Corp.)	13,000,000
800,000		Johnson County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Inolex Chemical Company Project)/(PNC Bank, N.A. LOC)	800,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Flanders Corporation)/(SunTrust Bank, Atlanta LOC)	4,000,000
1,000,000		Lee County, NC Industrial Facility & PCFA, (Series 1989), Weekly VRDNs (Avondale Mills, Inc.)/(SunTrust Bank, Atlanta LOC)	1,000,000
6,800,000		Martin County, NC IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	6,800,000
3,550,000		McDowell County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (Parker Hosiery, Inc.)/(First Union National Bank, Charlotte, NC LOC)	3,550,000
2,200,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (SteriGenics International Project)/(Comerica Bank LOC)	2,200,000
3,700,000		Mecklenburg County, NC Industrial Facilities & PCFA, (Series 2000), Weekly VRDNs (Ehren-Haus Industries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	3,700,000
6,180,000		Mecklenburg County, NC Industrial Facility & PCFA, (Series 1988), Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	6,180,000
700,000		Mecklenburg County, NC, (Series 1996), Weekly VRDNs (YMCA of Greater Charlotte)/(Wachovia Bank of NC, N.A. LOC)	700,000
1,630,000		Mecklenburg County, NC, UT GO, 6.25% Bonds (United States Treasury PRF), 1/1/2002 (@102)	1,685,017
9,500,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank, Atlanta LOC)	9,500,000
2,275,000		New Hanover County, NC PCFA Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	2,275,000
10,000,000		New Hanover County, NC PCFA, (Series 1984), Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	10,000,000
955,000		New Hanover County, NC PCFA, (Series 1990), Weekly VRDNs (Wilmington Machinery, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	955,000
4,260,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS, (Series 2000 A41), 4.10% TOBs (United States Treasury COL)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 12/3/2001	4,260,000
1,855,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (Catawba College)/(Wachovia Bank of NC, N.A. LOC)	1,855,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$2,700,000		North Carolina Educational Facilities Finance Agency, (Series 1999), Weekly VRDNs (North Carolina Wesleyan College)/(Centura Bank, Rocky Mount, NC LOC)	$2,700,000
2,700,000		North Carolina Educational Facilities Finance Agency, (Series 2000), Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank of NC, N.A. LOC)	2,700,000
5,000,000		North Carolina HFA, MERLOTS, (Series 2000 A37), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	5,000,000
5,550,000	[2]	North Carolina HFA, PT-457, 4.40% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 9/20/2001	5,550,000
9,900,000	[2]	North Carolina HFA, PT-465, 4.50% TOBs (Banco Santander Central Hispano, S.A. LIQ), Optional Tender 5/17/2001	9,900,000
12,000,000	[2]	North Carolina HFA, Variable Rate Certificates, (Series 1998L), 4.39% TOBs (Bank of America, N.A. LIQ), Optional Tender 7/19/2001	12,000,000
300,000		North Carolina Medical Care Commission, (Series 1992B), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	300,000
8,825,000		North Carolina Medical Care Commission, (Series 1996), Weekly VRDNs (Adult Communities Total Services, Inc.)/(Lasalle Bank, Chicago, LOC)	8,825,000
1,300,000		North Carolina Medical Care Commission, (Series 1996), Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank of NC, N.A. LIQ)	1,300,000
7,500,000		North Carolina Medical Care Commission, (Series 1998), Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank of NC, N.A. LOC)	7,500,000
5,485,000		North Carolina Medical Care Commission, (Series 1999), Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(Centura Bank, Rocky Mount, NC LOC)	5,485,000
2,000,000		North Carolina Medical Care Commission, Revenue Bonds, (Series 1993), Weekly VRDNs (Moses H. Cone Memorial)/(Wachovia Bank of NC, N.A. LIQ)	2,000,000
10,530,000	[2]	North Carolina Municipal Power Agency No. 1, MERLOTS, (Series 2000 A42), 4.10% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 12/3/2001	10,530,000
16,000,000	[2]	North Carolina State, PT-413, 4.55% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/14/2001	16,000,000
3,116,000		Orange County, NC Industrial Facilities & PCFA, Weekly VRDNs (Mebane Packaging Corp.)/(First Union National Bank, Charlotte, NC LOC)	3,116,000
1,100,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	1,100,000
1,065,000		Piedmont Triad Airport Authority, NC, (Series A), 4.75% Bonds (FSA INS), 7/1/2001	1,065,766
3,300,000		Raleigh & Durham, NC Airport Authority, (Series 1995A-1), Daily VRDNs (American Airlines, Inc.)/(Bank of America, N.A. LOC)	3,300,000
900,000		Randolph County, NC Industrial Facilities & PCFA, (Series 1990), Weekly VRDNs (Wayne Steel, Inc.)/(Bank One, N.A. (Ohio) LOC)	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--continued
$1,400,000		Randolph County, NC Industrial Facilities & PCFA, (Series 1996), Weekly VRDNs (Ornamental Mouldings, Inc.)/(Wachovia Bank of NC, N.A. LOC)	$1,400,000
3,465,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (Rempac Foam Corp.)/(Chase Manhattan Bank N.A., New York LOC)	3,465,000
3,980,000		Rowan County, NC Industrial Facilities & PCFA, (Series 1999), Weekly VRDNs (PHC, LLC)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,980,000
7,500,000		Rutherford County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Four Leaf Textiles)/(SunTrust Bank, Atlanta LOC)	7,500,000
400,000		Rutherford County, NC, Industrial Facilities & PCFA, Weekly VRDNs (Spring-Ford Knitting Co.)/(Branch Banking & Trust Co., Winston-Salem LOC)	400,000
900,000		Sampson County, NC Industrial Facilities & PCFA, (Series 1997), Weekly VRDNs (DuBose Strapping, Inc.)/(First Union National Bank, Charlotte, NC LOC)	900,000
1,652,512		Wayne County, NC PCFA, Weekly VRDNs (Cooper Industries, Inc.)	1,652,512
6,600,000		Wilson County, NC PCA, (Series 1994), Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC)	6,600,000
1,300,000		Wilson County, NC PCA, (Series 1999), Weekly VRDNs (Quality Truck Bodies & Repair, Inc.)/(Wachovia Bank of NC, N.A. LOC)	1,300,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$273,642,334

Securities that are subject to alternative minimum tax represent 55.7% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.52%	3.48%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $58,240,000 which represents 21.2% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($274,927,419) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$273,642,334
Cash		28,783
Income receivable		1,737,777
Receivable for shares sold		411,172

TOTAL ASSETS		275,820,066

Liabilities:
Income distribution payable	$802,101
Accrued expenses	90,546

TOTAL LIABILITIES		892,647

Net assets for 274,927,419 shares outstanding		$274,927,419

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$274,927,419 ÷ 274,927,419 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest		$5,085,642

Expenses:
Investment adviser fee	$639,075
Administrative personnel and services fee	96,245
Custodian fees	6,143
Transfer and dividend disbursing agent fees and expenses	36,137
Directors'/Trustees' fees	1,074
Auditing fees	6,484
Legal fees	3,144
Portfolio accounting fees	30,488
Shareholder services fee	319,538
Share registration costs	12,629
Printing and postage	9,578
Insurance premiums	6,552
Miscellaneous	1,449

TOTAL EXPENSES	1,168,536

Waiver:
Waiver of investment adviser fee	(373,866)

Net expenses		794,670

Net investment income		$4,290,972

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,290,972	$6,759,897

Distributions to Shareholders:
Distributions from net investment income	(4,290,972)	(6,759,897)

Share Transactions:
Proceeds from sale of shares	417,878,052	741,664,486
Net asset value of shares issued to shareholders in payment of distributions declared	2,237,245	5,039,281
Cost of shares redeemed	(348,151,720)	(729,087,555)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	71,963,577	17,616,212

Change in net assets	71,963,577	17,616,212

Net Assets:
Beginning of period	202,963,842	185,347,630

End of period	$274,927,419	$202,963,842

See Notes which are an integral part of the Financial Statement

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.69%	3.65%	2.81%	3.17%	3.24%	3.23%

Ratios to Average Net Assets:

Expenses	0.62%[3]	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	3.36%[3]	3.59%	2.77%	3.09%	3.19%	3.17%

Expense waiver/reimbursement[4]	0.29%[3]	0.33%	0.33%	0.35%	0.40%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$274,927	$202,964	$185,348	$212,111	$172,636	$137,749

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the State of North Carolina consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	417,878,052	741,664,486
Shares issued to shareholders in payment of distributions declared	2,237,245	5,039,281
Shares redeemed	(348,151,720)	(729,087,555)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	71,963,577	17,616,212

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $219,782,656 and $174,350,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 69.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.2% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N278

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01177-01 (6/01)

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPALS--99.0%[1]
	New Jersey--99.0%
$2,660,000	ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT), (Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$2,660,000
2,775,000	Allamuchy Township, NJ, 4.70% BANs, 11/8/2001	2,779,875
1,700,000	Atlantic Highlands, NJ, 4.00% BANs, 10/17/2001	1,703,072
3,498,000	Barnegat, NJ, 4.25% BANs, 1/8/2002	3,503,788
1,819,500	Beachwood, NJ, 5.13% BANs, 9/7/2001	1,823,343
830,000	Camden County, NJ Improvement Authority, (Series 1995), Weekly VRDNs (Jewish Federation of Southern Jersey, Inc.)/(National Westminster Bank, PLC LOC)	830,000
4,900,000	Camden County, NJ Improvement Authority, (Series 1996), Weekly VRDNs (Parkview Redevelopment Housing Project)/(General Electric Capital Corp. LOC)	4,900,000
1,678,000	Clipper Tax-Exempt Certificates Trust (New Jersey AMT), (Series 1999-8), Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	1,678,000
6,700,000	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT), (Series 1998-6), Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/(State Street Bank and Trust Co. LIQ)	6,700,000
5,000,000	Delaware River Port Authority, MERLOTS, (Series 2000 B4), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
4,860,000	Delaware River Port Authority, PUTTERs, (Series 144), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,860,000
1,500,000	Glassboro Borough, NJ, 3.75% BANs, 4/6/2002	1,507,433
1,000,000	Glassboro Borough, NJ, 3.75% BANs, 4/6/2002	1,004,956
2,000,000	Haddonfield, NJ, 5.38% BANs, 5/31/2001	2,000,666
3,205,000	Lakewood Township, NJ, 4.88% BANs, 7/27/2001	3,207,735
1,263,450	Lambertville, NJ, 3.70% BANs, 4/25/2002	1,268,259
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$3,765,750	Little Egg Harbor Township, NJ, 4.00% BANs, 8/17/2001	$3,772,848
4,014,700	Lower Township, NJ, 3.50% BANs, 4/5/2002	4,025,506
2,656,450	Manville Borough, NJ, 3.75% BANs, 9/28/2001	2,661,254
1,500,000	Middlesex County, NJ PCFA, Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank of NC, N.A. LOC)	1,500,000
2,375,000	Mount Laurel Township, NJ, 4.50% BANs, 12/21/2001	2,378,944
1,650,000	New Jersey EDA, Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	1,650,000
2,335,000	New Jersey EDA, Weekly VRDNs (Maroukian Realty, LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	2,335,000
5,028,000	New Jersey EDA, Weekly VRDNs (Meridan Health Care)/(Allfirst LOC)	5,028,000
2,400,000	New Jersey EDA, Weekly VRDNs (U.S. Golf Association)/(PNC Bank, N.A. LOC)	2,400,000
3,150,000	New Jersey EDA, Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Bank of New York, New York LOC)	3,150,000
1,200,000	New Jersey EDA, (Series 1994A), 4.88% TOBs (A.F.L. Quality, Inc.)/(Fleet Bank N.A. LOC) Optional Tender 7/1/2001	1,200,000
275,000	New Jersey EDA, (Series 1994B), 4.88% TOBs (Two Univac, LLC)/(Fleet National Bank LOC) Optional Tender 7/1/2001	275,000
4,000,000	New Jersey EDA, Weekly VRDNs (Fisk Alloy Wire Incorporated and Affiliates)/(First Union National Bank, Charlotte, NC LOC)	4,000,000
4,100,000	New Jersey EDA, (Series 1985), Weekly VRDNs (Seton Co.)/(First Union National Bank, Charlotte, NC LOC)	4,100,000
280,000	New Jersey EDA, (Series 1987G), Weekly VRDNs (W.Y. Urban Renewal)/(National Westminster Bank, PLC LOC)	280,000
3,000,000	New Jersey EDA, (Series 1990), Weekly VRDNs (Genlyte Camden County)/(Bank of America, N.A. LOC)	3,000,000
860,000	New Jersey EDA, (Series 1992D-1), Weekly VRDNs (Danlin Corp.)/(Banque Nationale de Paris LOC)	860,000
2,355,000	New Jersey EDA, (Series 1992L), Weekly VRDNs (Kent Place School)/(Banque Nationale de Paris LOC)	2,355,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$1,275,000	New Jersey EDA, (Series 1995), Weekly VRDNs (International Vitamin Corporation Project)/(National Westminster Bank, PLC LOC)	$1,275,000
3,500,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Phoenix Realty Partners)/(First Union National Bank, Charlotte, NC LOC)	3,500,000
1,400,000	New Jersey EDA, (Series 1997), Weekly VRDNs (UJA Federation of Bergen County and North Hudson, Inc.)/(Bank of New York, New York LOC)	1,400,000
2,200,000	New Jersey EDA, (Series 1997), Weekly VRDNs (Wood Hollow Associates, LLC)/(First Union National Bank, Charlotte, NC LOC)	2,200,000
1,895,000	New Jersey EDA, (Series 1998), Weekly VRDNs (Deutscher Realty Co. LLC)/(Chase Manhattan Bank N.A., New York LOC)	1,895,000
3,800,000	New Jersey EDA, (Series 1998A), Weekly VRDNs (Bayshore Health Care Center)/(KBC Bank N.V. LOC)	3,800,000
4,430,000	New Jersey EDA, (Series 1998A), Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	4,430,000
2,500,000	New Jersey EDA, (Series 1998B), Weekly VRDNs (Jewish Home at Rockleigh)/(PNC Bank, N.A. LOC)	2,500,000
3,505,000	New Jersey EDA, (Series 1999), Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty, LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,505,000
1,575,000	New Jersey EDA, (Series 1999), Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	1,575,000
3,500,000	New Jersey EDA, (Series 1999), Weekly VRDNs (White Wave, Inc.)/ (KeyBank, N.A. LOC)	3,500,000
1,600,000	New Jersey EDA, (Series 2000), Weekly VRDNs (Rose Hill Associates LLC)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	1,600,000
5,780,000	New Jersey EDA, (Series 2000), 4.50% TOBs (Dallas Airmotive, Inc.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	5,780,000
3,200,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Diocese of Metuchen)/(Fleet Bank N.A. LOC)	3,200,000
8,000,000	New Jersey EDA, (Series 2001), Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank of NC, N.A. LOC)	8,000,000
920,000	New Jersey EDA, (Series A), Weekly VRDNs (325 Midland Avenue, LLC & Wearbest Sil-Tex, Ltd.)/(Bank of New York, New York LOC)	920,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$20,000	New Jersey EDA, (Series B), Weekly VRDNs (325 Midland Avenue, LLC & Wearbest Sil-Tex, Ltd.)/(Bank of New York, New York LOC)	$20,000
300,000	New Jersey EDA, (Series W), Weekly VRDNs (Datatec Industries, Inc.)/(Banque Nationale de Paris LOC)	300,000
2,815,000	New Jersey EDA, Economic Development Bonds, Weekly VRDNs (Atlantic States Cast Iron Pipe Co.)/(AmSouth Bank N.A., Birmingham LOC)	2,815,000
4,800,000	New Jersey EDA, Port Facility Revenue Bonds, (Series 1983), Weekly VRDNs (Trailer Marine Transport Corp.)/(Chase Manhattan Bank N.A., New York LOC)	4,800,000
2,000,000	New Jersey Health Care Facilities Financing Authority, Weekly VRDNs (St. Peter's University Hospital)/(Summit Bank, NJ LOC)	2,000,000
2,500,000	New Jersey Housing & Mortgage Financing Authority, MERLOTS, (Series 2000 A2), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	2,500,000
3,000,000	New Jersey State Educational Facilities Authority, (Series 2000D), Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,000,000
3,000,000	New Jersey State Transportation Corp., (Series A), 5.25% Revenue Bonds (FSA INS), 9/1/2001	3,017,030
3,530,000	New Jersey State Transportation Trust Fund Authority, Floater Certificates, (Series 1998-54), Weekly VRDNs (FSA INS)/(Morgan Stanley, Dean Witter Municipal Funding Inc. LIQ)	3,530,000
1,555,000	Newton, NJ, 5.00% BANs, 8/24/2001	1,557,342
1,803,700	Palmyra Borough, NJ, 4.70% BANs, 12/17/2001	1,807,507
2,186,000	Patterson, NJ, 5.25% BANs, 6/15/2001	2,187,480
1,034,159	Phillipsburg, NJ, 5.38% BANs, 6/13/2001	1,034,939
1,002,100	Pine Beach, NJ, 4.60% BANs, 12/21/2001	1,003,944
10,000,000	Port Authority of New York and New Jersey, (Series 1991-4), Weekly VRDNs	10,000,000
2,300,000	Port Authority of New York and New Jersey, MERLOTS, (Series 2000 B5), Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA INS)/(First Union National Bank, Charlotte, NC LOC)	2,300,000
1,000,000	Sea Isle City, NJ, 4.88% BANs, 9/28/2001	1,001,662
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	New Jersey--continued
$2,000,000	Sea Isle City, NJ, 5.00% BANs, 6/21/2001	$2,000,799
1,662,500	Seaside Heights Borough, NJ, 4.00% BANs, 2/15/2002	1,670,798
1,590,000	Trenton, NJ, 4.60% BANs, 10/19/2001	1,591,423
2,032,000	Union Beach, NJ, 3.63% BANs, 10/18/2001	2,033,497
2,000,200	Vineland, NJ, 4.50% BANs, 12/13/2001	2,002,565
3,743,438	Washington Borough, NJ, 4.63% BANs, 12/7/2001	3,744,408
2,991,725	Washington Township, NJ, 4.80% BANs, (Mercer County), 11/1/2001	2,997,501
2,459,855	Wildwood, NJ, 4.38% BANs, 3/8/2002	2,475,474

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$200,870,048

Securities that are subject to alternative minimum tax represents 29.5% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
89.07%	10.93%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($202,856,421) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PUTTERs	--Puttable Tax Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$200,870,048
Cash		514,504
Income receivable		1,858,384
Receivable for shares sold		218,201

TOTAL ASSETS		203,461,137

Liabilities:
Income distribution payable	$563,475
Accrued expenses	41,241

TOTAL LIABILITIES		604,716

Net assets for 202,856,421 shares outstanding		$202,856,421

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$122,629,530 ÷ 122,629,530 shares outstanding		$1.00

Institutional Service Shares:
$80,226,891 ÷ 80,226,891 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$3,901,054

Expenses:
Investment adviser fee		$398,650
Administrative personnel and services fee		76,864
Custodian fees		5,481
Transfer and dividend disbursing agent fees and expenses		23,022
Directors'/Trustees' fees		997
Auditing fees		11,537
Legal fees		6,279
Portfolio accounting fees		30,696
Distribution services fee--Institutional Service Shares		40,713
Shareholder services fee--Institutional Shares		147,373
Shareholder services fee--Institutional Service Shares		101,783
Share registration costs		17,242
Printing and postage		10,265
Insurance premiums		5,382
Miscellaneous		1,195

TOTAL EXPENSES		877,479

Waivers:
Waiver of investment adviser fee	$(57,887)
Waiver of distribution services fee--Institutional Service Shares	(40,713)
Waiver of shareholder services fee--Institutional Shares	(117,898)
Waiver of shareholder services fee--Institutional Service Shares	(40,713)

TOTAL WAIVERS		(257,211)

Net expenses			620,268

Net investment income			$3,280,786

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,280,786	$6,348,178

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,965,130)	(3,914,007)
Institutional Service Shares	(1,315,656)	(2,434,171)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,280,786)	(6,348,178)

Share Transactions:
Proceeds from sale of shares	291,473,836	576,169,418
Net asset value of shares issued to shareholders in payment of distributions declared	655,917	1,456,724
Cost of shares redeemed	(255,084,602)	(582,316,362)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,045,151	(4,690,220)

Change in net assets	37,045,151	(4,690,220)

Net Assets:
Beginning of period	165,811,270	170,501,490

End of period	$202,856,421	$165,811,270

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.67%	3.56%	2.77%	3.12%	3.18%	3.17%

Ratios to Average Net Assets:

Expenses	0.58%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	3.33%[3]	3.49%	2.75%	3.07%	3.13%	3.13%

Expense waiver/reimbursement[4]	0.26%[3]	0.30%	0.28%	0.28%	0.31%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$122,630	$99,502	$112,138	$106,032	$112,407	$115,722

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.62%	3.45%	2.67%	3.01%	3.08%	3.07%

Ratios to Average Net Assets:

Expenses	0.68%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	3.23%[3]	3.43%	2.65%	2.95%	3.08%	3.03%

Expense waiver/reimbursement[4]	0.26%[3]	0.30%	0.28%	0.28%	0.31%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$80,227	$66,310	$58,363	$65,240	$54,538	$28,807

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	176,737,907	330,149,109
Shares issued to shareholders in payment of distributions declared	16,913	28,713
Shares redeemed	(153,626,792)	(342,814,680)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	23,128,028	(12,636,858)

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	114,735,929	246,020,309
Shares issued to shareholders in payment of distributions declared	639,004	1,428,011
Shares redeemed	(101,457,810)	(239,501,682)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	13,917,123	7,946,638

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	37,045,151	(4,690,220)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.10% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $130,415,000 and $119,170,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 65.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.0% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2052902 (6/01)

Federated Investors
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.2%[1]
		New York--99.2%
$13,150,000		ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$13,150,000
4,000,000		ABN AMRO MuniTOPS Certificates Trust (New York and New Jersey Non-AMT), (Series 2000-19), Weekly VRDNs (Port Authority of New York and New Jersey)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
10,000,000		Alexander, NY CSD, 4.875% BANs, 6/18/2001	10,003,459
7,000,000		Binghamton, NY, 4.60% BANs, 9/27/2001	7,006,275
5,960,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	5,960,000
3,340,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(KeyBank, N.A. LOC)	3,340,000
6,000,000		Central Islip, NY Union Free School District, 4.70% TANs, 6/29/2001	6,002,504
3,900,000		Chautauqua County, NY IDA Weekly VRDNs (Mogen David Wine Corp.)/(Wells Fargo Bank, N.A. LOC)	3,900,000
3,500,000		Chautauqua County, NY IDA, (Series 1999A), Weekly VRDNs (National Bedding Company)/(Bank of America, N.A. LOC)	3,500,000
28,312,000	[2]	Clipper Tax-Exempt Certificates Trust (New York AMT), (Series 1998-10), 3.45% TOBs (New York State Mortgage Agency)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/28/2002	28,312,000
660,000		Colonie, NY IDA Weekly VRDNs (Herbert S. Ellis)/(HSBC Bank USA LOC)	660,000
535,000		Colonie, NY IDA, (Series 1988), Weekly VRDNs (Specialty Retailers, Inc.)/(HSBC Bank USA LOC)	535,000
2,245,000		Columbia County, NY IDA, (Series 1998A), Weekly VRDNs (Empire Homes, LLC)/(KeyBank, N.A. LOC)	2,245,000
8,500,000		Copiague, NY Union Free School District, 4.75% TANs, 6/27/2001	8,503,175
3,000,000		Copiague, NY Union Free School District, 5.00% TANs, 6/27/2001	3,002,153
1,000,000		Dutchess County, NY IDA, (Series 1995), Weekly VRDNs (Laerdal Medical Corp.)/(Bank of New York LOC)	1,000,000
4,840,000		Erie County, NY IDA, (Series 1998), Weekly VRDNs (Alden Scientific Corp.)/(KeyBank, N.A. LOC)	4,840,000
1,910,000		Erie County, NY IDA, (Series A), Weekly VRDNs (Gemcor)/(HSBC Bank USA LOC)	1,910,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$4,830,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc. Project)/(Fleet National Bank LOC)	$4,830,000
3,440,076		Florida Union Free School District, NY, 3.30% BANs, 4/11/2002	3,444,791
20,000,000		Fredonia, NY CSD, 4.50% BANs, 12/13/2001	20,023,718
1,300,000		Guilderland, NY IDA, (Series 1993A), Weekly VRDNs (Northeastern Industrial Park, Inc.)/(Fleet National Bank LOC)	1,300,000
5,855,000		Hempstead, NY IDA, (Allied Waste Series 1999), Weekly VRDNs (American Ref-Fuel Co.)/(Chase Manhattan Bank, New York LOC)	5,855,000
3,060,000		Herkimer County, NY IDA, 1994 IDRB Weekly VRDNs (Granny's Kitchen)/(Bank of New York LOC)	3,060,000
1,740,000		Homer, NY CSD, 4.65% RANs, 7/29/2001	1,740,605
7,000,000		Lakeland, NY CSD of Shrub Oak, 4.75% BANs, 11/21/2001	7,014,241
5,745,000		Livingston County, NY, 5.00% BANs, 8/15/2001	5,754,577
21,000,000		Long Island Power Authority, PA-522 Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ)	21,000,000
8,850,000		Long Island Power Authority, (Series 1), Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	8,850,000
4,330,000		Long Island Power Authority, Floater Certificates (Series 1998-66), Weekly VRDNs (MBIA INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	4,330,000
7,595,000		Long Island Power Authority, PA-513R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,595,000
4,480,000		Long Island Power Authority, PA-807R Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	4,480,000
1,280,000		Madison County, NY IDA, (Series 1989A), Weekly VRDNs (Madison, NY Upstate Metals)/(Fleet National Bank LOC)	1,280,000
11,600,000		Madison County, NY IDA, (Series 1999A), Weekly VRDNs (Cazenovia College)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	11,600,000
3,400,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(KeyBank, N.A. LOC)	3,400,000
4,142,057		Mayfield, NY CSD, 5.00% BANs, 6/28/2001	4,144,064
26,095,000		Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC, LIQ)	26,095,000
4,265,000		Metropolitan Transportation Authority, NY, Trust Receipts (Series 1997 FR/RI-9), Weekly VRDNs (FGIC INS)/(Bank of New York LIQ)	4,265,000
4,695,000		Middletown, NY, 4.60% BANs, 8/31/2001	4,697,997
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$3,100,000		Monroe County, NY IDA, (Series 2000), Weekly VRDNs (Eldre Corp.)/(Chase Manhattan Bank, New York LOC)	$3,100,000
2,835,000		Monroe County, NY IDA, (Series 2000), Weekly VRDNs (Hover-Davis, Inc.)/(Chase Manhattan Bank, New York LOC)	2,835,000
5,360,000		Nassau County, NY Interim Finance Authority, 5.00% BANs, 12/19/2001	5,389,439
8,000,000		Nassau County, NY Interim Finance Authority, 5.00% BANs, 9/28/2001	8,028,629
4,740,000		New York City Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1A), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,740,000
4,735,000		New York City Housing Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC1B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	4,735,000
28,240,000		New York City Municipal Water Finance Authority, PA-523 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	28,240,000
2,500,000		New York City Municipal Water Finance Authority, Trust Receipts (Series 1997 FR/RI-6), Weekly VRDNs (MBIA INS)/(Bank of New York LIQ)	2,500,000
4,907,000		New York City Trust For Cultural Resources, (Series 1990B), Daily VRDNs (Solomon R. Guggenheim Foundation)/(Westdeutsche Landesbank Girozentrale LOC)	4,907,000
13,175,000		New York City Trust For Cultural Resources, (Series 2000), Weekly VRDNs (Manhattan School of Music)/(Asset Guaranty INS)/(First Union National Bank, Charlotte, NC LIQ)	13,175,000
9,900,000		New York City, NY IDA, (Series 2000), Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	9,900,000
6,575,000		New York City, NY IDA, CDC 1997H - Class A Certificates Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)	6,575,000
7,345,000		New York City, NY IDA, CDC Municipal Products (Series 1998D), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)	7,345,000
3,140,000		New York City, NY IDA, CDC Municipal Products, Inc. (Series 1996H), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)	3,140,000
7,980,000		New York City, NY IDA, Class A Certificates (Series CDC-1997E), Weekly VRDNs (Japan Airlines Co.)/(FSA INS)/(CDC Municipal Products, Inc. LIQ)	7,980,000
11,585,000		New York City, NY Transitional Finance Authority, (1998 Subseries A-1), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	11,585,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,880,000		New York City, NY Transitional Finance Authority, (1998 Subseries A-1), Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	$2,880,000
4,395,000		New York City, NY Transitional Finance Authority, (1999 Subseries B-3), Weekly VRDNs (Bank One, N.A. (Chicago) LIQ)	4,395,000
4,085,000		New York City, NY Transitional Finance Authority, (Series 2001A), Weekly VRDNs (Bank One, N.A. (Chicago) LIQ)	4,085,000
9,980,000		New York City, NY Transitional Finance Authority, (Series 1999B), MERLOTS Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	9,980,000
3,605,000		New York City, NY Transitional Finance Authority, (Series A), 4.50% Bonds, 11/15/2001	3,623,527
5,835,000		New York City, NY Transitional Finance Authority, (Series A, Subseries A-1), Weekly VRDNs (Societe Generale, Paris LIQ)	5,835,000
12,000,000	[2]	New York City, NY Transitional Finance Authority, PT-1047, 4.45% TOBs (Bank of America, N.A. LIQ), Optional Tender 5/10/2001	12,000,000
36,200,000		New York City, NY Transitional Finance Authority, Trust Receipts (Series 2001 FR/RI - L3), Weekly VRDNs (Lehman Brothers, Inc. LIQ)	36,200,000
9,000,000		New York City, NY Transitional Finance Authority, Trust Receipts (Series 2001 FR/RI - N4), Weekly VRDNs (Bank of New York LIQ)	9,000,000
4,900,000		New York City, NY, (Subseries 1994 H-1), 5.50% Bonds, 8/1/2001	4,923,645
17,350,000		New York City, NY, PA-156 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	17,350,000
6,025,000		New York City, NY, (Series 1995 F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	6,025,000
4,000,000		New York City, NY, (Series H), 7.00% Bonds (United States Treasury PRF), 2/1/2002 (@102)	4,175,289
2,310,000		New York City, NY, (Series J), 5.00% Bonds, 5/15/2001	2,310,426
300,000		New York City, NY, (Series J-2), Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	300,000
4,000,000		New York City, NY, (Series K), 5.00% Bonds, 8/1/2001	4,006,300
1,730,000		New York City, NY, (Series L), 5.00% Bonds, 8/1/2001	1,736,102
7,450,000		New York City, NY, UT GO (Series D), 6.30% Bonds, 8/15/2001	7,508,445
4,700,000		New York State Dormitory Authority, (Series 107), Weekly VRDNs (MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	4,700,000
13,400,000		New York State Dormitory Authority, (Series 1990B), Daily VRDNs (Cornell University)/(Morgan Guaranty Trust Co., New York LIQ)	13,400,000
7,500,000		New York State Dormitory Authority, MERLOTS (Series 2000), Weekly VRDNs (Sloan-Kettering Memorial Cancer Center)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$10,325,000		New York State Dormitory Authority, PA-60 (Series 1993), Weekly VRDNs (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	$10,325,000
5,810,000	[2]	New York State Dormitory Authority, PT-128, 4.55% TOBs (Rosalind & Joseph Gurwin Jewish Geriatric Center of Long Island, Inc.)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 6/22/2001	5,810,000
13,195,000		New York State Dormitory Authority, PT-130 (Series 1997), Weekly VRDNs (United Health Services Hospitals, Inc.)/(Ambac INS)/(Merrill Lynch & Co., Inc. LIQ)	13,195,000
7,135,000		New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	7,135,000
5,445,000		New York State Energy Research & Development Authority, PA-144 Weekly VRDNs (Long Island Lighting Co.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,445,000
16,400,000		New York State HFA, (Series 2000 A), Weekly VRDNs (39th Street Associates)/(KeyBank, N.A. LOC)	16,400,000
10,000,000		New York State HFA, 66 West 38th Street Housing Revenue Bonds (Series 2001 A), Weekly VRDNs (1010 Sixth Associates LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	10,000,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds PA-143 Weekly VRDNs (New York City, NY)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
9,600,000		New York State HFA, Related-West 20th Street Housing Revenue Bonds (Series 2001 A), Weekly VRDNs (20th and Seventh Associates LLC)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	9,600,000
3,000,000		New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	3,000,000
11,300,000		New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	11,300,000
15,500,000		New York State Local Government Assistance Corp., (Series 1995F), Weekly VRDNs (Toronto Dominion Bank LOC)	15,500,000
13,055,000		New York State Medical Care Facilities Finance Agency, (Series 1992 B PT-100), Weekly VRDNs (FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	13,055,000
3,160,000		New York State Medical Care Facilities Finance Agency, Hospital Insured Mortgage Revenue Bonds PT-154 Weekly VRDNs (FHA INS)/(Banco Santander Central Hispano, S.A. LIQ)	3,160,000
14,495,000		New York State Mortgage Agency, PA-422 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	14,495,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$3,700,000		New York State Mortgage Agency, (Series PA-29), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	$3,700,000
1,600,000		New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series PT-15B), Weekly VRDNs (Commerzbank AG, Frankfurt LIQ)	1,600,000
4,800,000		New York State Mortgage Agency, MERLOTS (Series 2000 B3), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	4,800,000
9,995,000		New York State Mortgage Agency, MERLOTS (Series 2000B), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	9,995,000
8,645,000		New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	8,645,000
12,000,000		New York State Thruway Authority, PA-172 Weekly VRDNs (Merrill Lynch Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	12,000,000
4,000,000		New York State Thruway Authority, PA-532 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,000,000
6,000,000	[2]	New York State Thruway Authority, PT-1141, 3.25% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/7/2002	6,000,000
8,400,000		New York State Urban Development Corp., Municipal Securities Trust Receipts (Series 1996-CMC6), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)	8,400,000
4,100,000		Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Bonds (Series 1994 A), Weekly VRDNs (American Ref-Fuel Co.)/(Wachovia Bank of NC, N.A. LOC)	4,100,000
1,000,000		Onondaga County, NY IDA, (Series 1997), Weekly VRDNs (General Super Plating Co., Inc.)/(KeyBank, N.A. LOC)	1,000,000
3,940,000		Onondaga County, NY IDA, (Series 1999A), Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(KeyBank, N.A. LOC)	3,940,000
2,250,000		Onondaga County, NY IDA, (Series 2000), Weekly VRDNs (M.S. Kennedy Corp.)/(KeyBank, N.A. LOC)	2,250,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.)	1,725,000
1,100,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank, Ohio LOC)	1,100,000
5,700,000		Oswego County, NY IDA Weekly VRDNs (Copperweld Corp.)/(Credit Lyonnais SA LOC)	5,700,000
15,000,000		Port Authority of New York and New Jersey Weekly VRDNs	15,000,000
15,000,000		Port Authority of New York and New Jersey Weekly VRDNs	15,000,000
5,085,000		Port Authority of New York and New Jersey, MERLOTS (Series Z), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	5,085,000
5,800,000		Port Authority of New York and New Jersey, PUTTERs (Series 153), Weekly VRDNs (FGIC INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$2,728,793		Portville, NY CSD, 4.75% BANs, 8/30/2001	$2,731,127
3,000,000		Red Creek, NY CSD, 5.00% RANs, 6/28/2001	3,002,051
4,500,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	4,500,000
955,000		Rotterdam, NY IDA, (Series 1993A), Weekly VRDNs (Rotterdam Industrial Park)/(Fleet National Bank LOC)	955,000
1,305,000		Schenectady, NY IDA, IDRB (Series 1995A), Weekly VRDNs (Fortitech Holding Corporation)/(Fleet National Bank LOC)	1,305,000
4,000,000		Skaneateles, NY CSD, 5.00% BANs, 6/19/2001	4,001,278
2,400,000		Southeast, NY IDA, IDRB (Series 1995), Weekly VRDNs (Dairy Conveyor Corp.)/(Chase Manhattan Bank, New York LOC)	2,400,000
3,220,000		Southeast, NY IDA, Variable Rate IDRB 1996 Weekly VRDNs (The Rawplug Company, Inc.)/(Bank of New York LOC)	3,220,000
16,521,100		Southwestern, NY CSD, 5.00% BANs, 6/26/2001	16,533,224
2,500,000		St. Lawrence County, NY IDA, (Series 1998A), Weekly VRDNs (Alcoa, Inc.)	2,500,000
2,520,000		St. Lawrence County, NY IDA, Civic Facility Revenue Bonds (Series 1990), Weekly VRDNs (Clarkson University)/(Fleet National Bank LOC)	2,520,000
720,000		Suffolk County, NY IDA Weekly VRDNs (YM-YWHA of Suffolk)/(European American Bank, New York LOC)	720,000
2,630,000		Suffolk County, NY IDA, (Series 1997B), Weekly VRDNs (Maryhaven Center of Hope)/(KeyBank, N.A. LOC)	2,630,000
1,800,000		Suffolk County, NY IDA, 6.175% TOBs (Grainger (W.W.), Inc.), Optional Tender 6/1/2001	1,800,000
7,900,000		Syracuse, NY IDA Syracuse Weekly VRDNs (Crouse Health Hospital Cardiology)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	7,900,000
4,592,000		Syracuse, NY, 3.80% BANs, 2/27/2002	4,599,333
6,685,905		Tioga, NY CSD, 4.00% BANs, 1/16/2002	6,692,763
3,500,000		Triborough Bridge & Tunnel Authority, NY, 1991 Resolution (Series 2000A), Weekly VRDNs (FSA INS)/(Morgan Guaranty Trust Co., New York LIQ)	3,500,000
34,450,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N15), Weekly VRDNs (Bank of New York LIQ)	34,450,000
17,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N16), 4.00% TOBs (Bank of New York LIQ), Optional Tender 8/1/2001	17,000,000
27,600,000		Triborough Bridge & Tunnel Authority, NY, Trust Receipt (Series 2000 FR/RI-N17), Weekly VRDNs (Bank of New York LIQ)	27,600,000
28,700,000		VRDC/IVRC Trust, (Series 1992A), Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/(Citibank N.A., New York LIQ)	28,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New York--continued
$6,900,000		VRDC/IVRC Trust, (Series 1993B), Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/(Citibank NA, New York LIQ)	$6,900,000
18,600,000		VRDC/IVRC Trust, (Series 1993G), Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank, New York LIQ)	18,600,000
7,500,000		Walden Village, NY IDA, IDRB (Series 1994), Weekly VRDNs (Spence Engineering Co.)/(First Union National Bank, Charlotte, NC LOC)	7,500,000
3,660,000		Warren & Washington Counties, NY IDA Weekly VRDNs (Sandy Hill Corp.)/(First Union National Bank, Charlotte, NC LOC)	3,660,000
3,500,000		Warsaw, NY CSD, 4.625% BANs, 9/21/2001	3,502,290
5,000,000		Waverly, NY CSD, 4.875% RANs, 6/29/2001	5,002,117
3,800,000		Wayland-Cohocton, NY CSD, 4.75% BANs, 8/21/2001	3,803,313
3,420,000		Wayne County, NY IDA, (Series 1999), Weekly VRDNs (Paul T. Freund Corporation Facility)/(Chase Manhattan Bank, New York LOC)	3,420,000
6,700,000		Wyoming County, NY IDA, (Series 1999A), Weekly VRDNs (TPI Arcade, Inc.)/(Manufacturer's & Traders Trust Co., Buffalo, NY LOC)	6,700,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$1,047,845,857

Securities that are subject to alternative minimum tax represents 23.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
96.62%	3.38%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At April 30, 2001, these securities amounted to $69,122,000 which represents 6.5% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,056,765,970) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,047,845,857
Income receivable		11,414,044

TOTAL ASSETS		1,059,259,901

Liabilities:
Income distribution payable	$2,417,851
Accrued expenses	76,080

TOTAL LIABILITIES		2,493,931

Net assets for 1,056,765,970 shares outstanding		$1,056,765,970

Institutional Service Shares:
$968,334,665 ÷ 968,334,665 shares outstanding		$1.00

Cash II Shares:
$88,431,305 ÷ 88,431,305 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$18,410,812

Expenses:
Investment adviser fee		$1,919,559
Administrative personnel and services fee		361,357
Custodian fees		24,103
Transfer and dividend disbursing agent fees and expenses		51,278
Directors'/Trustees' fees		2,731
Auditing fees		5,461
Legal fees		9,341
Portfolio accounting fees		65,219
Distribution services fee--Institutional Service Shares		1,082,844
Distribution services fee--Cash II Shares		116,881
Shareholder services fee--Institutional Service Shares		1,082,844
Shareholder services fee--Cash II Shares		116,881
Share registration costs		13,437
Printing and postage		13,768
Insurance premiums		21,378
Miscellaneous		1,919

TOTAL EXPENSES		4,889,001

Waivers:
Waiver of investment adviser fee	$(160,382)
Waiver of distribution services fee--Institutional Service Shares	(1,082,844)
Waiver of distribution services fee--Cash II Shares	(116,881)
Waiver of shareholder services fee--Institutional Service Shares	(693,020)

TOTAL WAIVERS		(2,053,127)

Net expenses			2,835,874

Net investment income			$15,574,938

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,574,938	$29,839,492

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(14,116,601)	(26,678,477)
Cash II Shares	(1,458,337)	(3,161,015)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,574,938)	(29,839,492)

Share Transactions:
Proceeds from sale of shares	2,099,632,674	3,565,518,613
Net asset value of shares issued to shareholders in payment of distributions declared	7,222,448	15,850,926
Cost of shares redeemed	(1,938,729,994)	(3,332,710,409)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	168,125,128	248,659,130

Change in net assets	168,125,128	248,659,130

Net Assets:
Beginning of period	888,640,842	639,981,712

End of period	$1,056,765,970	$888,640,842

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.63%	3.61%	2.83%	3.19%	3.26%	3.24%

Ratios to Average Net Assets:

Expenses	0.58%[3]	0.55%	0.55%	0.55%	0.53%	0.53%

Net investment income	3.26%[3]	3.57%	2.79%	3.12%	3.21%	3.18%

Expense waiver/reimbursement[4]	0.44%[3]	0.47%	0.49%	0.50%	0.52%	0.54%

Supplemental Data:

Net assets, end of period (000 omitted)	$968,335	$791,245	$577,269	$513,011	$424,174	$305,533

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.55%	3.44%	2.67%	3.02%	3.07%	3.05%

Ratios to Average Net Assets:

Expenses	0.74%[3]	0.71%	0.71%	0.71%	0.71%	0.71%

Net investment income	3.12%[3]	3.40%	2.67%	2.98%	3.01%	3.02%

Expense waiver/reimbursement[4]	0.28%[3]	0.31%	0.33%	0.34%	0.34%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$88,431	$97,396	$62,713	$43,957	$21,402	$25,571

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the ``Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $9,055, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2007.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by the dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	1,850,364,204	2,926,998,617
Shares issued to shareholders in payment of distributions declared	6,153,540	13,348,098
Shares redeemed	(1,679,428,309)	(2,726,370,054)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	177,089,435	213,976,661

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Cash II Shares:
Shares sold	249,268,470	638,519,996
Shares issued to shareholders in payment of distributions declared	1,068,908	2,502,828
Shares redeemed	(259,301,685)	(606,340,355)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(8,964,307)	34,682,469

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	168,125,128	248,659,130

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares and Cash II Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $712,855,004 and $398,985,155, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 52.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8060106 (6/01)

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount		Value
	SHORT-TERM MUNICIPAL--98.9%[1]
	Ohio--98.9%
$1,100,000	Archbold, OH School District, 5.25% BANs, 5/14/2001	$1,100,367
1,400,000	Bedford, OH, 4.625% BANs, 12/20/2001	1,402,778
5,875,000	Belmont County, OH Weekly VRDNs (Lesco, Inc.)/(PNC Bank, N.A. LOC)	5,875,000
3,500,000	Belmont County, OH, 3.66% BANs, 3/20/2002	3,507,774
1,650,000	Belmont County, OH, 4.71% BANs, 11/20/2001	1,652,282
2,900,000	Butler County, OH, 4.80% BANs, 7/11/2001	2,902,161
7,500,000	Canal Winchester, OH Local School District, 4.59% BANs, 12/21/2001	7,513,367
6,585,000	Canfield, OH Local School District, 4.75% BANs, 9/27/2001	6,594,003
3,000,000	Chillicothe, OH, 5.25% BANs, 6/1/2001	3,000,959
2,500,000	Clermont County, OH, Variable Rate IDRBs (Series 1997), Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	2,500,000
4,760,000	Clipper Tax-Exempt Certificates Trust (Ohio AMT) (Series 1999-4), Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ)	4,760,000
685,000	Clyde, OH, 5.125% BANs, 6/21/2001	685,204
3,100,000	Columbiana County, OH (Series 1999), Weekly VRDNs (Butech, Inc.)/(KeyBank, N.A. LOC)	3,100,000
1,355,000	Columbiana County, OH, IDRBs Weekly VRDNs (C&S Land Company Project)/(Bank One, N.A. (Ohio) LOC)	1,355,000
300,000	Cuyahoga County, OH IDA Weekly VRDNs (Animal Protection League (Cuyahoga County)/(KeyBank, N.A. LOC)	300,000
5,100,000	Cuyahoga County, OH IDA Weekly VRDNs (Cleveland Gear Co.)/(KeyBank, N.A. LOC)	5,100,000
900,000	Cuyahoga County, OH IDA Weekly VRDNs (East Park Community, Inc.)/(KeyBank, N.A. LOC)	900,000
1,820,000	Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industires, Inc.)/(FirstMerit Bank, N.A. LOC)	1,820,000
2,925,000	Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank, Ohio LOC)	2,925,000
2,440,000	Cuyahoga County, OH IDA (Series 1999), Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC)	2,440,000
1,250,000	Cuyahoga County, OH IDA, IDRB (Series 1995), Weekly VRDNs (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)	1,250,000
3,000,000	Cuyahoga County, OH (Series 1999), Weekly VRDNs (National Terminal Apartments)/(Fleet National Bank LOC)	3,000,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Ohio--continued
$1,310,000	Delaware County, OH, IDRB (Series 1995), Weekly VRDNs (Air Waves, Inc. Project)/(KeyBank, N.A. LOC)	$1,310,000
2,750,000	Euclid, OH, 4.75% BANs, 7/26/2001	2,751,544
2,395,000	Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,395,000
2,400,000	Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC)	2,400,000
2,770,000	Franklin County, OH IDA (Series 1995), Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,770,000
4,900,000	Franklin County, OH IDA, Adjustable Rate Demand IDRBs (Series 1996A), Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank, Columbus, OH LOC)	4,900,000
1,170,000	Franklin County, OH IDA, Adjustable Rate Demand IDRBs (Series 1996B), Weekly VRDNs (Carams, Ltd.)/(Huntington National Bank, Columbus, OH LOC)	1,170,000
3,000,000	Franklin County, OH, 4.65% TOBs (Blacklick Station Apartments)/(Fifth Third Bank, Cincinnati LOC), Mandatory Tender 10/1/2001	3,000,000
1,415,000	Franklin County, OH, Adjustable Rate Demand EDR Refunding Bonds (Series 1996), Weekly VRDNs (CPM Investments)/(Huntington National Bank, Columbus, OH LOC)	1,415,000
1,200,000	Garfield, OH, 5.20% BANs, 11/29/2001	1,201,654
675,000	Geauga County, OH Park District, 4.80% BANs, 12/6/2001	676,161
7,375,000	Greene County, OH (Series E), 4.55% BANs, 6/1/2001	7,376,576
3,288,000	Greene County, OH (Series F), 4.55% BANs, 8/22/2001	3,290,055
2,900,000	Hamilton, OH, 3.40% BANs, 4/25/2002	2,903,289
1,215,000	Highland Heights City, OH, 4.00% BANs, 12/13/2001	1,219,014
1,200,000	Hilliard, OH, 4.90% BANs, 9/6/2001	1,202,013
1,900,000	Holmes County, OH IDA Weekly VRDNs (Poultry Processing)/(U.S. Bank, N.A., Minneapolis LOC)	1,900,000
2,000,000	Huber Heights, OH, IDR (Series 1999), Weekly VRDNs (Paxar Corp.)/(SunTrust Bank LOC)	2,000,000
900,000	Huber Heights, OH, IDRB (Series 1994), Weekly VRDNs (Lasermike, Inc. Project)/(KeyBank, N.A. LOC)	900,000
1,000,000	Kent, OH, Adjustable Rate IDRBs (Series 1994), Weekly VRDNs (Raven's Metal Products, Inc. Project)/(FirstMerit Bank, N.A. LOC)	1,000,000
3,000,000	Knox County, OH, 4.81% BANs, 7/19/2001	3,002,051
1,800,000	Knox County, OH, 5.16% BANs, 7/19/2001	1,802,284
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Ohio--continued
$2,665,000	Lake County, OH, Adjustable Rate IDRBs (Series 1996), Weekly VRDNs (Apsco Properties Ltd.)/(Bank One, N.A. (Ohio) LOC)	$2,665,000
10,071,000	Lakota, OH Local School District, 4.55% BANs, 7/18/2001	10,080,916
2,050,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC)	2,050,000
3,205,000	Lorain Port Authority, OH (Series 1994), Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/(Bank One, N.A. (Ohio) LOC)	3,205,000
950,000	Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996), Weekly VRDNs (Spitzer Project)/(Bank One, N.A. (Ohio) LOC)	950,000
8,305,000	Lorain Port Authority, OH, IDRB (Series 1996), Weekly VRDNs (Brush Wellman, Inc.)/(National City Bank, Ohio LOC)	8,305,000
135,000	Lucas County, OH Weekly VRDNs (Sunshine Children's Home)/(National City Bank, Ohio LOC)	135,000
1,235,000	Lucas County, OH, Hospital Facility Improvement Revenue Bonds (Series 93), Weekly VRDNs (Lott Industries, Inc.)/(National City Bank, Ohio LOC)	1,235,000
5,000,000	Mahoning County, OH Hospital Facilities (Series 1995), Weekly VRDNs (Shepherd of the Valley)/(Bank One, N.A. (Ohio) LOC)	5,000,000
2,500,000	Mansfield, OH, 4.82% BANs, 5/3/2001	2,500,042
3,000,000	Massillon, OH, 3.74% BANs, 1/11/2002	3,007,929
2,340,000	Medina County, OH (Series 1998), Weekly VRDNs (Michael Day Enterprises)/(KeyBank, N.A. LOC)	2,340,000
5,400,000	Medina County, OH, Solid Waste Disposal Revenue Bonds (Series 1995), Weekly VRDNs (Valley City Steel Company Project)/(KeyBank, N.A. LOC)	5,400,000
2,800,000	Mentor, OH (Series 1997), Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(KeyBank, N.A. LOC)	2,800,000
3,355,000	Miami County, OH, 4.875% BANs, 7/11/2001	3,356,555
4,250,000	Montgomery County, OH (Series 1998B), 3.35% CP (Miami (OH) Valley Hospital)/(Morgan Guaranty Trust Co., New York LIQ), Mandatory Tender 6/14/2001	4,250,000
1,400,000	Montgomery County, OH, Revenue Bonds (Series A), 6.20% Bonds (Sisters of Charity Health Care System)/(MBIA INS), 5/15/2001	1,400,888
515,000	North Olmsted, OH IDA, 4.00% TOBs (Therm-All)/(National City Bank, Ohio LOC), Optional Tender 8/1/2001	515,000
685,000	North Olmsted, OH, 4.55% BANs, 7/31/2001	685,586
815,000	Ohio HFA Weekly VRDNs (Westchester Village)/(KeyBank, N.A. LOC)	815,000
6,160,000	Ohio HFA, 4.40% TOBs (Lincoln Park Associates)/(Bank One, N.A. (Ohio) LOC), Optional Tender 5/1/2001	6,160,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Ohio--continued
$10,960,000	Ohio HFA, MERLOTS (Series 2000 AA), Weekly VRDNs (GNMA COL)/(First Union National Bank, Charlotte, NC LIQ)	$10,960,000
2,500,000	Ohio Solid Waste Facility (Series 2000), Weekly VRDNs (Republic Services, Inc.)/(Bank of America, N.A. LOC)	2,500,000
1,000,000	Ohio State, IDRB (Series 1994), Weekly VRDNs (Anomatic Corp.)/(National City Bank, Ohio LOC)	1,000,000
1,700,000	Orange Village, OH, 4.60% BANs, 12/27/2001	1,703,206
600,000	Orrville, OH IDA Weekly VRDNs (O.S. Associates/Contours, Inc.)/(National City Bank, Ohio LOC)	600,000
1,233,000	Pataskala, OH, 3.78% BANs, 2/28/2002	1,235,764
4,800,000	Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(Bank One, N.A. (Ohio) LOC)	4,800,000
645,000	Portage County, OH IDA Weekly VRDNs (Lovejoy Industries)/(Firstar Bank, N.A. LOC)	645,000
3,600,000	Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank, Ohio LOC)	3,600,000
1,605,000	Ross County, OH, 4.71% BANs, 12/6/2001	1,607,395
240,000	Solon, OH, IDR Weekly VRDNs (Graphic Laminating)/(KeyBank, N.A. LOC)	240,000
5,900,000	South Euclid, OH, 3.30% BANs, 4/4/2002	5,907,944
1,840,000	Springfield, OH, 4.70% BANs, 9/26/2001	1,841,783
200,000	Stark County, OH IDR Weekly VRDNs (Sancap Abrasives, Inc.)/(KeyBank, N.A. LOC)	200,000
6,330,000	Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One, N.A. (Ohio) LOC)	6,330,000
1,690,000	Stark County, OH IDR (Series 1994), Weekly VRDNs (Wilkof Morris)/(KeyBank, N.A. LOC)	1,690,000
1,045,000	Stark County, OH, IDRB (Series 1996), Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(Bank One, N.A. (Ohio) LOC)	1,045,000
1,120,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC)	1,120,000
985,000	Strongsville, OH (Series 1994), Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank, Columbus, OH LOC)	985,000
1,875,000	Strongsville, OH, 4.60% BANs, 10/17/2001	1,876,823
3,000,000	Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC)	3,000,000
4,255,000	Summit County, OH IDA (Series 1994), Weekly VRDNs (Harry London Candies, Inc.)/(KeyBank, N.A. LOC)	4,255,000
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Ohio--continued
$900,000	Summit County, OH IDA (Series 1997), Weekly VRDNs (Baker McMillen Co.)/(National City Bank, Ohio LOC)	$900,000
2,580,000	Summit County, OH IDA (Series 1997), Weekly VRDNs (Malco Products, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,580,000
1,985,000	Summit County, OH IDA (Series 1998), Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC)	1,985,000
3,925,000	Summit County, OH IDA (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	3,925,000
1,500,000	Summit County, OH IDA (Series 2000), Weekly VRDNs (McHale Group)/(National City Bank, Ohio LOC)	1,500,000
330,000	Summit County, OH IDA, 4.50% TOBs (Bechmer-Boyce Project)/(KeyBank, N.A. LOC), Optional Tender 7/15/2001	330,000
610,000	Summit County, OH IDA, 4.85% TOBs (Universal Rack)/(National City Bank, Ohio LOC), Optional Tender 9/1/2001	610,000
1,100,000	Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996), Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC)	1,100,000
498,000	Summit County, OH IDA, Bonds (Series 1994), Weekly VRDNs (Austin Printing Co., Inc.)/(Bank One, N.A. (Ohio) LOC)	498,000
1,595,000	Summit County, OH IDA, IDRB (Series 1994B), Weekly VRDNs (Harry London Candies, Inc.)/(KeyBank, N.A. LOC)	1,595,000
520,000	Summit County, OH IDA, IDRB (Series 1995), Weekly VRDNs (Cardtech Project (OH))/(KeyBank, N.A. LOC)	520,000
495,000	Summit County, OH IDA, Multi-Mode Variable Rate/Weekly VRDNs (Mastergraphics, Inc. Project)/(KeyBank, N.A. LOC)	495,000
1,800,000	Summit County, OH IDA, Variable Rate IDRBs (Series 1998A), Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC)	1,800,000
3,000,000	Sylvania, OH City School District, 4.70% BANs, 7/25/2001	3,003,416
4,000,000	Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	4,000,000
1,000,000	Toledo-Lucas County, OH Port Authority, IDA Weekly VRDNs (Medusa Corp.)/(Bayerische Hypotheken-und Vereinsbank AG LOC)	1,000,000
1,700,000	Trumbull County, OH IDA (Series 1989), Weekly VRDNs (McSonald Steel Corp.)/(PNC Bank, N.A. LOC)	1,700,000
1,200,000	Trumbull County, OH IDA, IDR Refunding Bonds (Series 1994), Weekly VRDNs (Churchill Downs, Inc.)/(Bank One, N.A. (Ohio) LOC)	1,200,000
1,250,000	Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995), Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC)	1,250,000
2,925,000	Washington, OH, 5.02% BANs, 6/21/2001	2,928,008
Principal Amount		Value
	SHORT-TERM MUNICIPALS--continued[1]
	Ohio--continued
$2,500,000	West Chester Township, OH, 3.73% BANs, 4/9/2002	$2,512,062
1,750,000	Westerville, OH City School District, 4.75% BANs, 6/19/2001	1,751,150
2,000,000	Williams County, OH, Multi-Mode Variable Rate IDRBs (Series 1996), Weekly VRDNs (Allied Moulded Products, Inc.)/(KeyBank, N.A. LOC)	2,000,000
895,000	Willoughby City, OH, IDR Refunding Bonds (Series 1995A), Weekly VRDNs (Pine Ridge Shopping Center Company Project)/(Firstar Bank, N.A. LOC)	895,000
945,000	Willoughby City, OH, IDR Revenue Bonds (Series 1995 B), Weekly VRDNs (Pine Ridge Shopping Center Company Project)/(Firstar Bank, N.A. LOC)	945,000
300,000	Wood County, OH Weekly VRDNs (Principle Business Enterprises)/(National City Bank, Ohio LOC)	300,000
3,500,000	Wood County, OH (Series 1999), Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC)	3,500,000
1,725,000	Wood County, OH, EDRB Weekly VRDNs (Roe Inc. Project)/(Huntington National Bank, Columbus, OH LOC)	1,725,000
875,000	Wood County, OH (Series 1998), Weekly VRDNs (IMCO Carbide Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	875,000
930,000	Wood County, OH, Williams Industrial Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC)	930,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$286,621,003

Securities that are subject to alternative minimum tax represents 57.7% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.76%	0.24%

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($289,849,368) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDR	--Economic Development Revenue
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$286,621,003
Cash		1,081,242
Income receivable		3,088,367

TOTAL ASSETS		290,790,612

Liabilities:
Income distribution payable	$881,213
Accrued expenses	60,031

TOTAL LIABILITIES		941,244

Net assets for 289,849,368 shares outstanding		$289,849,368

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$103,283,013 ÷ 103,283,013 shares outstanding		$1.00

Institutional Service Shares:
$107,390,148 ÷ 107,390,148 shares outstanding		$1.00

Cash II Shares:
$79,176,207 ÷ 79,176,207 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$6,310,390

Expenses:
Investment adviser fee		$618,683
Administrative personnel and services fee		116,467
Custodian fees		8,971
Transfer and dividend disbursing agent fees and expenses		26,912
Directors'/Trustees' fees		1,392
Auditing fees		5,878
Legal fees		9,280
Portfolio accounting fees		47,639
Distribution services fee--Cash II Shares		108,837
Shareholder services fee--Institutional Service Shares		150,719
Shareholder services fee--Cash II Shares		90,698
Shareholder services fee--Institutional Shares		145,260
Share registration costs		19,025
Printing and postage		11,291
Insurance premiums		6,651
Miscellaneous		774

TOTAL EXPENSES		1,368,477

Waivers:
Waiver of investment adviser fee	$(154,021)
Waiver of distribution services fee--Cash II Shares	(18,140)
Waiver of shareholder services fee--Institutional Shares	(145,260)
Waiver of shareholder services fee--Institutional Service Shares	(30,144)

TOTAL WAIVERS		(347,565)

Net expenses			1,020,912

Net investment income			$5,289,478

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,289,478	$9,919,993

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,128,176)	(3,924,832)
Institutional Service Shares	(2,051,570)	(3,674,842)
Cash II Shares	(1,109,732)	(2,320,319)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,289,478)	(9,919,993)

Share Transactions:
Proceeds from sale of shares	755,460,214	1,305,244,506
Net asset value of shares issued to shareholders in payment of distributions declared	1,211,793	3,165,192
Cost of shares redeemed	(748,529,066)	(1,342,468,426)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,142,941	(34,058,728)

Change in net assets	8,142,941	(34,058,728)

Net Assets:
Beginning of period	281,706,427	315,765,155

End of period	$289,849,368	$281,706,427

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[3]	1.80%	3.80%	3.10%	3.43%	3.49%	2.22%

Ratios to Average Net Assets:

Expenses	0.46%[4]	0.45%	0.38%	0.38%	0.37%	0.37%[4]

Net investment income	3.65%[4]	3.69%	3.08%	3.39%	3.40%	3.38%[4]

Expense waiver/reimbursement[5]	0.35%[4]	0.37%	0.48%	0.48%	0.48%	0.51%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$103,283	$94,388	$107,874	$131,395	$55,710	$72,680

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 5, 1996 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.70%	3.59%	2.90%	3.22%	3.29%	3.27%

Ratios to Average Net Assets:

Expenses	0.66%[3]	0.65%	0.57%	0.57%	0.57%	0.57%

Net investment income	3.40%[3]	3.57%	2.88%	3.17%	3.25%	3.23%

Expense waiver/reimbursement[4]	0.15%[3]	0.17%	0.28%	0.28%	0.28%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$107,390	$122,294	$90,294	$94,896	$80,619	$59,721

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.55%	3.28%	2.59%	2.91%	2.98%	2.96%

Ratios to Average Net Assets:

Expenses	0.96%[3]	0.95%	0.87%	0.87%	0.87%	0.87%

Net investment income	3.06%[3]	3.21%	2.54%	2.86%	2.94%	2.92%

Expense waiver/reimbursement[4]	0.15%[3]	0.17%	0.28%	0.28%	0.28%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$79,176	$65,024	$117,596	$342,946	$245,329	$206,149

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	442,376,415	781,192,196
Shares issued to shareholders in payment of distributions declared	108,811	300,704
Shares redeemed	(433,590,476)	(794,978,994)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,894,750	(13,486,094)

	Six Month Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	112,789,875	286,893,901
Shares issued to shareholders in payment of distributions declared	249,960	606,528
Shares redeemed	(127,943,482)	(255,501,208)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(14,903,647)	31,999,221

	Six Month Ended 4/30/2001	Year Ended 10/31/2000
Cash II Shares:
Shares sold	200,293,924	237,158,409
Shares issued to shareholders in payment of distributions declared	853,022	2,257,960
Shares redeemed	(186,995,108)	(291,988,224)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	14,151,838	(52,571,855)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,142,941	(34,058,728)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.30% of the average daily net assets of Cash II Share, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $326,685,000 and $392,820,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 58.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.3% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N419
Cusip 60934N427
Cusip 60934N393

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2052903 (6/01)

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Pennsylvania--99.5%
$3,370,000		Adams County, PA IDA, (Series 1999C), Weekly VRDNs (Martin Limestone, Inc.)/(Allfirst LOC)	$3,370,000
6,910,000		Adams County, PA IDA, (Series 1999A), Weekly VRDNs (Valley Quarries, Inc.)/(Allfirst LOC)	6,910,000
2,395,000		Adams County, PA IDA, (Series 1999B), Weekly VRDNs (Valley Quarries, Inc.)/(Allfirst LOC)	2,395,000
7,600,000		Adams County, PA IDA, (Series 2000), Weekly VRDNs (Genlyte Thomas Group LLC)/(Bank of America, N.A. LOC)	7,600,000
3,890,000		Adams County, PA, 4.23% TRANs, 6/29/2001	3,890,246
5,895,000		Allegheny County, PA HDA, (Series 1990D), Weekly VRDNs (Presbyterian University Hospital)/(MBIA INS)/(PNC Bank, N.A. LIQ)	5,895,000
11,475,000		Allegheny County, PA HDA, (Series 2001B), Weekly VRDNs (Covenant at South Hills)/(KeyBank, N.A. LOC)	11,475,000
4,500,000		Allegheny County, PA HDA, (Series B1), Weekly VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	4,500,000
2,400,000		Allegheny County, PA HDA, Health Center Revenue Refunding Bonds, (Series 1999A), Weekly VRDNs (Riverside Nursing Centers, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,400,000
8,000,000		Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds, (Series 1998B), 3.25% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 4/1/2002	8,000,000
6,000,000		Allegheny County, PA IDA, (Series B), Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC)	6,000,000
2,635,000		Allegheny County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997A), Weekly VRDNs (Jewish Community Center)/(National City Bank, Pennsylvania LOC)	2,635,000
1,000,000		Allegheny County, PA, (Series C39), 5.90% Bonds (United States Treasury PRF), 5/1/2002 (@102)	1,046,209
940,000		Berks County, PA IDA, Weekly VRDNs (ADC Quaker Maid Meats)/(First Union National Bank, Charlotte, NC LOC)	940,000
825,000		Berks County, PA IDA, (Series 1988), Weekly VRDNs (Arrow Electronics, Inc.)/(First Union National Bank, Charlotte, NC LOC)	825,000
5,200,000		Berks County, PA IDA, (Series 1998), Weekly VRDNs (Eastern Industries, Inc.)/(Allfirst LOC)	5,200,000
2,775,000		Berks County, PA IDA, Manufacturing Facilities Revenue Bonds, (Series 1996), Weekly VRDNs (Ram Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,775,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,290,000		Berks County, PA IDA, Manufacturing Facilities Revenue Bonds, (Series 1995), Weekly VRDNs (Grafika Commercial Printing, Inc.)/(First Union National Bank, Charlotte, NC LOC)	$1,290,000
635,000		Berks County, PA IDA, Revenue Bonds, (Series 1995A/Subseries B), Weekly VRDNs (First Union National Bank, Charlotte, NC LOC)	635,000
2,000,000		Blairsville-Saltsburg PA School District, 6.50% Bonds (MBIA INS), 5/15/2002 (@100)	2,067,887
2,250,000		Boyertown, PA Area School District, (Series 1999/00), 5.30% TRANs, 6/29/2001	2,251,734
760,000		Bucks County, PA IDA, Weekly VRDNs (Double H Plastics, Inc.)/(First Union National Bank, Charlotte, NC LOC)	760,000
2,080,000		Bucks County, PA IDA, Weekly VRDNs (Pennsylvania Associates)/(First Union National Bank, Charlotte, NC LOC)	2,080,000
1,840,000		Bucks County, PA IDA, (Series 1991), Weekly VRDNs (Cabot Medical Corp.)/(First Union National Bank, Charlotte, NC LOC)	1,840,000
1,200,000		Butler County, PA IDA, (Series 1996 A), Weekly VRDNs (Armco, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	1,200,000
1,555,000		Butler County, PA IDA, (Series 1998), Weekly VRDNs (Allegheny Metalworking Corp.)/(National City Bank, Pennsylvania LOC)	1,555,000
4,000,000		Butler County, PA IDA, (Series 2000B), 5.00% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank, Springfield, MA LIQ), Mandatory Tender 8/1/2001	4,005,790
8,500,000		Butler County, PA IDA, 5.00% TOBs (Concordia Lutheran Ministries)/(Asset Guaranty INS)/(Fleet National Bank N.A. LIQ), Mandatory Tender 10/1/2001	8,519,912
2,060,000		Butler County, PA IDA, IDRB, (Series 1994), Weekly VRDNs (Lue-Rich Holding Co., Inc. Project)/(ABN AMRO Bank N.V., Amsterdam LOC)	2,060,000
10,700,000		Carbon County, PA IDA, (Series 2000), 4.90% RANs (Horsehead Resource Development, Inc.)/(Chase Manhattan Bank, New York LOC), 11/30/2001	10,700,000
4,770,000		Central Bucks, PA School District, (Series 2000A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	4,770,000
4,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, (Series 2000B), Weekly VRDNs (Asbury Heights)/(Lasalle Bank, N.A. LOC)	4,500,000
4,335,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Innovative Solutions and Support LLC)/(PNC Bank, N.A. LOC)	4,335,000
6,200,000		Chester County, PA IDA, (Series 2000A), Weekly VRDNs (Devault Packing Co., Inc.)/(Summit Bank, NJ LOC)	6,200,000
7,300,000		Clearfield County, PA IDA, Weekly VRDNs (Penn Traffic Co.)/(Fleet Bank N.A. LOC)	7,300,000
8,000,000		Commonwealth of Pennsylvania, (Series 2001 FR/RI-L7), Weekly VRDNs (AMBAC INS)/(Lehman Brothers, Inc. LIQ)	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$4,790,000		Commonwealth of Pennsylvania, Floater Certificate 1998-53, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter & Co. LIQ)	$4,790,000
2,095,000		Cumberland County, PA IDA, (Series 2001), Weekly VRDNs (Industrial Harness Co.)/(First Union National Bank, Charlotte, NC LOC)	2,095,000
700,000		Cumberland County, PA IDA, Industrial Development Bonds, (Series 1994), Weekly VRDNs (Lane Enterprises, Inc. Project)/(First Union National Bank, Charlotte, NC LOC)	700,000
5,000,000		Cumberland County, PA Municipal Authority, (Series 1994), 4.90% TOBs (United Methodist Homes for the Aging)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2001	5,000,000
10,895,000		Dauphin County, PA General Authority, (Education and Health Loan Program, (Series 1997) Weekly VRDNs (AMBAC INS)/(Chase Manhattan Bank, New York LIQ)	10,895,000
5,000,000		Dauphin County, PA IDA, (Series 2000), Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Allfirst LOC)	5,000,000
3,000,000		Dauphin County, PA IDA, Variable Rate EDRBs, (Series 1998-B), Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC)	3,000,000
390,000		Delaware County, PA Authority, Hospital Revenue Bonds, (Series 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC)	390,000
4,400,000		Delaware County, PA PCR, (Series 1988A), 3.25% CP (Philadelphia Electric Co.)/(FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), Mandatory Tender 6/7/2001	4,400,000
2,500,000		Downington Area School District, PA, 5.10% TRANs, 6/29/2001	2,501,155
5,000,000		Doylestown Hospital Authority, PA, Hospital Revenue Bonds, (Series 1998C), Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ)	5,000,000
500,000		East Hempfield Township, PA IDA, (Series 1985), Weekly VRDNs (Yellow Freight System)/(Wachovia Bank of NC, N.A., LOC)	500,000
20,200,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	20,200,000
15,000,000		Erie County, PA Hospital Authority, Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh LOC)	15,000,000
2,000,000		Erie County, PA IDA, Weekly VRDNs (SIPCO Molding Technologies, Inc.)/(National City Bank, Pennsylvania LOC)	2,000,000
1,000,000		Erie County, PA, 6.40% Bonds (United States Treasury PRF), 9/1/2001 (@100)	1,010,797
1,000,000		Erie County, PA, 6.50% Bonds (United States Treasury PRF), 9/1/2001 (@100)	1,011,124
6,580,000		Erie, PA School District, 5.00% TRANs (PNC Bank, N.A. LOC), 6/30/2001	6,585,253
2,900,000		Franconia Township, PA IDA, IDRBs, (Series 1997A), Weekly VRDNs (Asher's Chocolates)/(Mellon Bank N.A., Pittsburgh LOC)	2,900,000
1,140,000		Franklin County, PA IDA, Weekly VRDNs (The Guarriello LP)/(PNC Bank, N.A. LOC)	1,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$2,175,000		Gettysburg Area IDA, (Series 1998A), Weekly VRDNs (Hanover Lantern, Inc.)/(Allfirst LOC)	$2,175,000
1,900,000		Greene County, PA IDA, (Series 1999), Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC)	1,900,000
1,800,000		Hazleton, PA Area School District, 6.10% Bonds (FSA INS), 3/1/2002	1,839,603
1,910,000		Hempfield, PA School District, 3.75% Bonds (FSA INS), 9/15/2001	1,912,408
2,255,000		Jackson Township, PA IDA, (Series 1999A), Weekly VRDNs (Aerial Innovations, Inc.)/(Allfirst LOC)	2,255,000
16,830,000		Lancaster County, PA Hospital Authority, (Series 1996), Weekly VRDNs (Masonic Homes)	16,830,000
3,045,000		Lancaster, PA IDA, (Series 1988C), Weekly VRDNs (Henry Molded Products, Inc.)/(Allfirst LOC)	3,045,000
1,755,000		Lancaster, PA IDA, (Series 1998A), Weekly VRDNs (Henry Molded Products, Inc.)/(Allfirst LOC)	1,755,000
6,000,000		Lancaster, PA IDA, (Series 2000B), Weekly VRDNs (Garden Spot Village)/ (SunTrust Bank LOC)	6,000,000
2,920,000		Lawrence County, PA, 3.55% TRANs, 12/31/2001	2,920,939
5,855,000		Lebanon County, PA Health Facilities Authority, (Series 1999), Weekly VRDNs (United Church of Christ Homes, Inc.)/(Allfirst LOC)	5,855,000
7,000,000		Lehigh County, PA General Purpose Authority, (Series 2000), Weekly VRDNs (The Good Shepherd Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
5,575,000		Lehigh County, PA IDA, (Series 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(First Union National Bank, Charlotte, NC LOC)	5,575,000
1,000,000		Lehigh County, PA IDA, Variable Rate Demand Revenue Bonds, (Series 1997), Weekly VRDNs (American Manufacturing Co., Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,000,000
6,120,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank N.A., Pittsburgh LOC)	6,120,000
3,300,000		Monroe County, PA IDA, PCR, Weekly VRDNs (Cooper Industries, Inc.)	3,300,000
600,000		Montgomery County, PA IDA, (Series 1992), Weekly VRDNs (RJI LP)/(First Union National Bank, Charlotte, NC LOC)	600,000
16,000,000		Montgomery County, PA IDA, (Series 2000), Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC)	16,000,000
1,000,000		Montgomery County, PA IDA, (Series A), Weekly VRDNs (Vari Corp.)/ (Allfirst LOC)	1,000,000
4,250,000		Montgomery County, PA IDA, (Series C), Weekly VRDNs (Vari Corp.)/ (Allfirst LOC)	4,250,000
1,700,000		Montgomery County, PA IDA EDRBs, (Series 1997), Weekly VRDNs (Palmer International, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	1,700,000
4,470,000		Moon Township, PA IDA, Weekly VRDNs, (Airport Hotel Associates)/(National City Bank, Pennsylvania LOC)	4,470,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$9,535,000		New Castle, PA Area Hospital Authority, (Series 1996), Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	$9,535,000
9,000,000		North Penn Health, Hospital and Education Authority, PA, Hospital Revenue Bonds, (Series 1998), Weekly VRDNs (North Penn Hospital, PA)/(First Union National Bank, Charlotte, NC LOC)	9,000,000
3,170,000		Northampton County, PA IDA, (Series 1997), Weekly VRDNs (MCS Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	3,170,000
2,207,000		Northampton County, PA IDA, Variable Rate Revenue Bonds, (Series 1997), Weekly VRDNs (Ultra-Poly Corp.)/(PNC Bank, N.A. LOC)	2,207,000
1,884,000		Northeast Bradford School District, PA, 5.39% TRANs, 6/29/2001	1,885,130
1,350,000		Pennsylvania EDFA, Weekly VRDNs (Cyrogenics, Inc.)/(PNC Bank, N.A. LOC)	1,350,000
2,000,000		Pennsylvania EDFA ,Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC)	2,000,000
300,000		Pennsylvania EDFA, Weekly VRDNs (ProMinent Fluid)/(PNC Bank, N.A. LOC)	300,000
300,000		Pennsylvania EDFA, Weekly VRDNs (RMF Associates)/(PNC Bank, N.A. LOC)	300,000
575,000		Pennsylvania EDFA, Weekly VRDNs (Stone and Lime Co.)/(PNC Bank, N.A.LOC)	575,000
1,300,000		Pennsylvania EDFA, (Series 1995D-2), Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC)	1,300,000
300,000		Pennsylvania EDFA, (Series 1995D-9), Weekly VRDNs (North American Communications, Inc. Project)/(PNC Bank, N.A. LOC)	300,000
918,800		Pennsylvania EDFA, (Series 1992-C), Weekly VRDNs (Leonard H. Berenfield/Berenfield Containers)/(PNC Bank, N.A. LOC)	918,800
2,910,000		Pennsylvania EDFA, (Series 1998-A), Weekly VRDNs (Fourth Generation Realty, LLC)/(PNC Bank, N.A. LOC)	2,910,000
5,000,000		Pennsylvania EDFA, (Series 2000), Weekly VRDNs (Merck & Co., Inc.)	5,000,000
4,200,000		Pennsylvania EDFA, (Series 2000-F1), Weekly VRDNs (Topcraft Precision Molders, Inc.)/(First Union National Bank, Charlotte, NC LOC)	4,200,000
2,750,000		Pennsylvania EDFA, (Series 2000-F2), Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,750,000
1,700,000		Pennsylvania EDFA, (Series B1) Weekly VRDNs (Erie Plating Co.)/(PNC Bank, N.A. LOC)	1,700,000
2,900,000		Pennsylvania EDFA, EDRBs, (Series 1996-D6), Weekly VRDNs (Toyo Tanso Specialty Materials, Inc.)/(PNC Bank, N.A. LOC)	2,900,000
3,890,000		Pennsylvania EDFA, EDRBs, (Series 1996C), Weekly VRDNs (Napco, Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	3,890,000
13,545,000	[2]	Pennsylvania HFA, (Series 1997-58A), (PT-149), 3.75% TOBs (Commerzbank AG, Frankfurt LIQ), Optional Tender 10/11/2001	13,545,000
2,595,000		Pennsylvania HFA, 3.375% Bonds, 10/1/2001	2,595,000
14,300,000	[2]	Pennsylvania HFA, MERLOTS, (Series 1997K), Weekly VRDNs (First Union National Bank, Charlotte, NC LIQ)	14,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$1,180,000		Pennsylvania HFA, (PT-119B), Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	$1,180,000
865,000		Pennsylvania HFA, Section 8 Assisted Residential Development Refunding Bonds, (Series 1992A), Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ)	865,000
12,100,000		Pennsylvania HFA, Variable Rate Certificates, (Series 1999-65A), Weekly VRDNs (Bank of America, N.A. LIQ)	12,100,000
6,150,000		Pennsylvania Intergovernmental Coop Authority, (PT-339), Weekly VRDNs (Philadelphia, PA)/(United States Treasury COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,150,000
950,000		Pennsylvania Intergovernmental Coop Authority, 6.00% Bonds (FGIC INS), 6/15/2001	951,920
2,635,000		Pennsylvania State Higher Education Facilities Authority, (Series 2000A), 4.75% RANs (Geneva College)/(Allied Irish Banks PLC LOC), 8/15/2001	2,637,945
4,150,000		Pennsylvania State Higher Education Facilities Authority, (Series E4), 4.40% TOBs (Washington & Jefferson College)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2001	4,150,000
1,430,000		Pennsylvania State Higher Education Facilities Authority, (Series O), 5.00% Bonds (AMBAC INS), 6/15/2001	1,431,205
1,000,000		Pennsylvania State Turnpike Commission, Revenue Bonds, 6.80% Bonds (FGIC INS), 12/1/2001 (@102)	1,034,948
2,050,000		Pennsylvania State, (First Series), 5.125% Bonds (AMBAC INS), 3/15/2002	2,084,494
2,125,000		Perkiomen Valley School District, PA, 5.30% TRANs, 6/29/2001	2,126,310
4,350,000	[2]	Philadelphia, PA IDA, 4.55% TOBs, (Philadelphia Airport System)/(FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	4,350,000
1,550,000		Philadelphia, PA Authority for Industrial Development, (Series 1991), Weekly VRDNs (Tom James Co.)/(SunTrust Bank LOC)	1,550,000
5,425,000		Philadelphia, PA Water & Sewer, Lehman Trust Receipts, (Series 2000 FR/RI-N4), Weekly VRDNs (United States Treasury COL)/ (Bank of New York LIQ)	5,425,000
10,000,000		Philadelphia, PA, (Series A), 5.00% TRANs, 6/29/2001	10,009,019
2,500,000		Red Lion, PA Area School District, 5.30% TRANs, 6/29/2001	2,501,541
9,200,000		Schuylkill County, PA IDA, (Series 2000), Weekly VRDNs (Fabcon East Corp. LLC)/(Wells Fargo Bank Minnesota, N.A. LOC)	9,200,000
2,000,000		Shaler Township, PA, 4.46% TRANs, 12/31/2001	2,000,766
3,800,000		Venango, PA IDA, (Series A), 3.40% CP (Scrubgrass Power Corp.)/(Dexia Public Finance Bank S.A. LOC), Mandatory Tender 7/9/2001	3,800,000
3,000,000		Venango, PA IDA, Resource Recovery Bonds, (Series 1993), 3.40% CP (Scrubgrass Power Corp.)/(National Westminster Bank PLC LOC), Mandatory Tender 7/9/2001	3,000,000
2,100,000		Washington County, PA Authority, (Series B-1D), Daily VRDNs (Eye & Ear Hospital)/(Allied Irish Banks PLC LOC)	2,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Pennsylvania--continued
$11,000,000		Washington County, PA IDA, (Series 2000), Weekly VRDNs (Presbyterian SeniorCare-Southminister Place)/(Asset Guaranty INS)/(National City Bank, Pennsylvania LIQ)	$11,000,000
730,000		West Cornwall Township, PA Municipal Authority, Revenue Bonds, (Series 1995), Weekly VRDNs (Lebanon Valley Brethern Home Project (PA))/ (First Union National Bank, Charlotte, NC LOC)	730,000
4,000,000		Westmoreland County, PA IDA, (Series 2000A), Weekly VRDNs (Redstone Presbyterian Senior Care Obligated Group)/(Mellon Bank N.A., Pittsburgh LOC)	4,000,000
3,300,000		York County, PA IDA, (Series 2000A), Weekly VRDNs (UL Holdings)/ (Allfirst LOC)	3,300,000
1,650,000		York County, PA IDA, (Series 2000), Weekly VRDNs (Fypon Ltd.)/(Mellon Bank N.A., Pittsburgh LOC)	1,650,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds, (Series 1997), Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,500,000
2,750,000		York County, PA IDA, Variable Rate Demand Ltd Obligation Revenue Bonds, (Series 1996), Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC)	2,750,000
8,500,000		York County, PA, 4.098% TRANs, 12/31/2001	8,500,977

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$541,258,112

Securities that are subject to alternative minimum tax represents 46.2% of the portfolio as calculated based on total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
99.65%	0.35%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At April 30, 2001, these securities amounted to $32,195,000 which represents 5.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($543,755,681) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$541,258,112
Cash		99,865
Income receivable		3,957,326
Receivable for shares sold		21,500

TOTAL ASSETS		545,336,803

Liabilities:
Income distribution payable	$1,475,979
Accrued expenses	105,143

TOTAL LIABILITIES		1,581,122

Net assets for 543,755,681 shares outstanding		$543,755,681

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$111,317,366 ÷ 111,317,366 shares outstanding		$1.00

Institutional Service Shares:
$375,959,237 ÷ 375,959,237 shares outstanding		$1.00

Cash Series Shares:
$56,479,078 ÷ 56,479,078 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$9,498,803

Expenses:
Investment adviser fee		$1,195,844
Administrative personnel and services fee		180,094
Custodian fees		13,100
Transfer and dividend disbursing agent fees and expenses		57,276
Directors'/Trustees' fees		2,277
Auditing fees		6,572
Legal fees		5,137
Portfolio accounting fees		60,727
Distribution services fee--Cash Series Shares		125,536
Shareholder services fee--Institutional Shares		145,415
Shareholder services fee--Institutional Service Shares		374,047
Shareholder services fee--Cash Series Shares		78,460
Share registration costs		21,063
Printing and postage		15,040
Insurance premiums		19,487
Miscellaneous		2,027

TOTAL EXPENSES		2,302,102

Waivers:
Waiver of investment adviser fee	$(491,862)
Waiver of distribution services fee--Cash Series Shares	(15,692)
Waiver of shareholder services fee--Institutional Shares	(145,415)
Waiver of shareholder services fee--Institutional Service Shares	(74,809)

TOTAL WAIVERS		(727,778)

Net expenses			1,574,324

Net investment income			$7,924,479

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,924,479	$16,438,104

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,043,927)	(4,760,149)
Institutional Service Shares	(4,969,074)	(10,114,058)
Cash Series Shares	(911,478)	(1,563,897)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,924,479)	(16,438,104)

Share Transactions:
Proceeds from sale of shares	827,684,713	1,594,556,969
Net asset value of shares issued to shareholders in payment of distributions declared	1,839,374	4,751,497
Cost of shares redeemed	(702,460,236)	(1,614,279,079)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	127,063,851	(14,970,613)

Change in net assets	127,063,851	(14,970,613)

Net Assets:
Beginning of period	416,691,830	431,662,443

End of period	$543,755,681	$416,691,830

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Month Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.76%	3.77%	2.94%	3.36%	3.38%	3.37%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.51%[3]	3.67%	2.92%	3.31%	3.35%	3.27%

Expense waiver/reimbursement[4]	0.46%[3]	0.45%	0.45%	0.46%	0.47%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$111,317	$114,180	$135,032	$64,281	$63,148	$37,076

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.66%	3.56%	2.73%	3.15%	3.18%	3.16%

Ratios to Average Net Assets:

Expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	3.32%[3]	3.47%	2.68%	3.09%	3.14%	3.12%

Expense waiver/reimbursement[4]	0.26%[3]	0.25%	0.25%	0.26%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$375,959	$248,370	$253,339	$392,381	$264,634	$221,851

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Month Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.01	0.03	0.02	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.02)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	1.46%	3.15%	2.32%	2.74%	2.77%	2.75%

Ratios to Average Net Assets:

Expenses	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.05%

Net investment income	2.90%[3]	3.12%	2.28%	2.70%	2.72%	2.72%

Expense waiver/reimbursement[4]	0.26%[3]	0.25%	0.25%	0.26%	0.27%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$56,479	$54,142	$43,292	$47,940	$23,777	$19,825

1 Beginning with the year ended October 31, 1999, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. The investment objective of the Fund is current income exempt from federal income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,534, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 64

2005	$1,470

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	237,676,938	507,943,703
Shares issued to shareholders in payment of distributions declared	240,789	1,703,868
Shares redeemed	(240,780,050)	(530,499,834)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,862,323)	(20,852,263)

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	489,642,253	910,504,908
Shares issued to shareholders in payment of distributions declared	890,505	1,558,214
Shares redeemed	(362,943,478)	(917,031,927)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	127,589,280	(4,968,805)

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Cash Series Shares:
Shares sold	100,365,522	176,108,358
Shares issued to shareholders in payment of distributions declared	708,080	1,489,415
Shares redeemed	(98,736,708)	(166,747,318)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,336,894	10,850,455

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	127,063,851	(14,970,613)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash Series Shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $448,490,704 and $318,195,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 77.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.6% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

0052405 (6/01)

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5%[1]
		Virginia--99.5%
$7,000,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT) (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$7,000,000
4,845,000		Albemarle County, VA IDA, (Series 1999), Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank of NC, N.A. LOC)	4,845,000
1,485,000		Alexandria, VA Redevelopment and Housing Authority, (Series 1996A), Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	1,485,000
2,450,000		Amelia County, VA IDA, (Series 1991), Weekly VRDNs (Chambers Waste Systems)/(Morgan Guaranty Trust Co., New York LOC)	2,450,000
5,785,000		Arlington County, VA, (Series 2000), 5.05% BANs, 7/1/2001	5,785,000
1,610,000		Botetourt County, VA IDA, (Series 1995), Weekly VRDNs (Emkay Holdings, LLC)/(State Street Bank and Trust Co. LOC)	1,610,000
5,300,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(SunTrust Bank LOC)	5,300,000
6,410,000		Carroll County, VA IDA, IDRB (Series 1995), Weekly VRDNs (Kentucky Derby Hosiery Co, Inc. Project)/(Bank One, Kentucky LOC)	6,410,000
1,275,000		Charlottesville, VA IDA, Refunding IDRBs, 4.625% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC) 6/1/2001	1,275,000
3,100,000		Chesapeake, VA IDA, (Series 1985), 3.35% CP (Virginia Electric Power Co.), Mandatory Tender 6/11/2001	3,100,000
1,800,000		Chesterfield County, VA IDA, (Series 1998), Weekly VRDNs (Lumberg, Inc.)/(Bank of America, N.A. LOC)	1,800,000
3,625,000		Chesterfield County, VA IDA, (Series 2001A), Weekly VRDNs (Super Radiator Coils LP)/(Lasalle Bank, N.A. LOC)	3,625,000
5,800,000		Danville, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One, N.A. (Ohio) LOC)	5,800,000
5,298,975		Equity Trust III, (Series 1996), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	5,298,975
2,500,000		Fairfax County, VA EDA, (Series 1995), Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	2,500,000
7,000,000		Fairfax County, VA IDA, (Series 2000), Weekly VRDNs (Inova Health System)	7,000,000
16,200,000		Fairfax County, VA IDA, Trust Receipts (Series 1998 FR/RI-A35) Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	16,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$10,700,000		Falls Church, VA IDA, (Series 1985), 4.80% TOBs (Kaiser Permanente), Optional Tender 5/10/2001	$10,700,000
7,113,000		Fluvanna County, VA IDA, (Series 1986), Weekly VRDNs (Thomasville Furniture Industries)/(UBS AG LOC)	7,113,000
5,210,000		Frederick County, VA IDA, (Series 1997), Weekly VRDNs (Jouan, Inc.)/(Wachovia Bank of NC, N.A. LOC)	5,210,000
1,875,000		Halifax County, VA IDA, (Series 1998), Weekly VRDNs (Annin & Co., Inc.)/(Chase Manhattan Bank, New York LOC)	1,875,000
22,000,000		Halifax, VA IDA, MMMs, PCR, 3.45% CP (Virginia Electric Power Co.), Mandatory Tender 7/26/2001	22,000,000
2,735,000		Hampton, VA IDA, (Series 1998), Weekly VRDNs (USA Waste Services, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,735,000
4,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(Amsouth Bank N.A., Birmingham LOC)	4,000,000
1,000,000		Hanover County, VA, 5.00% Bonds, 7/15/2001	1,001,283
5,915,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 4.25% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 12/6/2001	5,915,000
6,500,000		Loudoun County, VA, (Series 1998), 4.50% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/1/2001	6,500,000
2,315,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Harden Manufacturing Corp.)/(Columbus Bank and Trust Co., GA LOC)	2,315,000
2,175,000		Mecklenburg County, VA IDA, IDRB Weekly VRDNs (Smith Land Holdings, LLC)/(Columbus Bank and Trust Co., GA LOC)	2,175,000
3,300,000		Metropolitan Washington, DC Airports Authority, (Series A), 3.30% CP, Mandatory Tender 8/21/2001	3,300,000
2,650,000		Metropolitan Washington, DC Airports Authority, (Series B), 5.00% Bonds, 10/1/2001	2,668,547
8,500,000		Metropolitan Washington, DC Airports Authority, 3.30% CP (Bank of America, N.A. LOC), Mandatory Tender 7/31/2001	8,500,000
4,750,000		New Kent County, VA, (Series 1999), Weekly VRDNs (Basic Construction Company, LLC.)/(SunTrust Bank LOC)	4,750,000
3,795,000		Newport News, VA IDA, (Series 1997), Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC)	3,795,000
2,450,000		Newport News, VA Redevelopment & Housing Authority, Walker Village (Series 2000), 4.60% TOBs (FGIC INS), Mandatory Tender 4/1/2002	2,450,000
520,000		Newport News, VA, (Series A), 5.30% Bonds (MBIA INS), 7/1/2001	521,559
5,000,000		Norfolk, VA Water Revenue, (Series 2000), 5.30% BANs, 6/30/2001	5,000,268
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$5,800,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000) Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	$5,800,000
1,000,000		Prince William County, VA, 6.50% Bonds (United States Treasury PRF), 7/1/2001 (@102)	1,023,365
865,000		Pulaski County, VA IDA, (Series 1995), Weekly VRDNs (Balogh Real Estate Ltd. Partnership Mar-Bal Inc.)/(Bank One, N.A. (Ohio) LOC)	865,000
795,000		Richmond, VA IDA, (Series 1997), Weekly VRDNs (PM Beef)/(U.S. Bank, N.A., Minneapolis LOC)	795,000
4,200,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC)	4,200,000
4,235,000		Richmond, VA Redevelopment & Housing Authority, (Series 1989), Weekly VRDNs (Belmont Apartment)/(First Union National Bank, Charlotte, NC LOC)	4,235,000
10,500,000		Richmond, VA Redevelopment & Housing Authority, (Series B-1), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Credit Suisse First Boston LOC)	10,500,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-10), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
6,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-2), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	6,000,000
1,500,000		Richmond, VA Redevelopment & Housing Authority, (Series B-3B), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	1,500,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-4), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
3,160,000		Richmond, VA Redevelopment & Housing Authority, (Series B-5), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,160,000
3,555,000		Richmond, VA Redevelopment & Housing Authority, (Series B-6), Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	3,555,000
7,000,000		Richmond, VA Redevelopment & Housing Authority, (Series B-9,) Weekly VRDNs (Richmond, VA Red Tobacco Row)/(Bayerische Landesbank Girozentrale INV)	7,000,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Revenue Refunding Bonds (Series 1997), Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC)	5,795,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$3,500,000		Roanoke County, VA IDA, (Series 2000), Weekly VRDNs (Nordt Properties, LLC)/(SunTrust Bank LOC)	$3,500,000
12,285,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1995C), Weekly VRDNs (Carilion Health System Obligated Group)/(First Union National Bank, Charlotte, NC LIQ)	12,285,000
3,600,000		Roanoke, VA IDA, Hospital Revenue Bonds (Series 1997A), Daily VRDNs (Carilion Health System Obligated Group)/(Bank of America, N.A. LIQ)	3,600,000
1,510,000		Rockbridge County, VA IDA, IDR Bonds, 3.50% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2001	1,510,000
2,030,000		South Hill, VA IDA, (Series 1997), Weekly VRDNs (International Veneer Co., Inc.)/(Bank One, Indiana, N.A. LOC)	2,030,000
2,500,000		Staunton, VA IDA, (Series 1997), Weekly VRDNs (Diebold, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,500,000
3,320,000		Staunton, VA IDA, (Series 1999A), Weekly VRDNs (Specialty Blades, Inc.)/(SunTrust Bank LOC)	3,320,000
1,800,000		Tazewell County, VA IDA, (Series 1993), Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC)	1,800,000
1,305,000		Virginia Beach, VA, 5.00% Bonds, 3/1/2002	1,324,649
1,000,000		Virginia College Building Authority, 5.75% Bonds, 2/1/2002	1,018,553
7,200,000		Virginia Port Authority, 4.50% Bonds (Virginia State GTD), 7/1/2001	7,201,307
3,145,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	3,145,000
4,000,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(KeyBank, N.A. LOC)	4,000,000
6,000,000		Virginia Small Business Financing Authority, (Series 2000), Weekly VRDNs (Virginia-Carolina Forest Products, Inc.)/(Centura Bank, Rocky Mount, NC LOC)	6,000,000
1,320,000		Virginia State Housing Development Authority, (Series I), 5.05% Bonds, 5/1/2001	1,320,000
445,000		Virginia State Housing Development Authority, MERLOTS (Series 2000CC) Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	445,000
5,190,000		Virginia State Public School Authority, (Series B), 4.25% Bonds, 8/1/2001	5,198,952
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Virginia--continued
$1,642,000		Williamsburg, VA IDA, (Series 1988), Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	$1,642,000
975,000		Winchester, VA IDA, (Series 1995), Weekly VRDNs (Midwesco Filter Resources, Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	975,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$315,252,458

Securities that are subject to alternative minimum tax represents 64.1% of the portfolio as calculated based on total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.10%	1.90%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $5,915,000 which represents 1.9% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($316,981,359) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corp.
FR	--Floating Rate
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PRF	--Prerefunded
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$315,252,458
Cash		29,831
Income receivable		2,342,888
Receivable for shares sold		343,770

TOTAL ASSETS		317,968,947

Liabilities:
Income distribution payable	$892,855
Accrued expenses	94,733

TOTAL LIABILITIES		987,588

Net assets for 316,981,359 shares outstanding		$316,981,359

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$54,305,590 ÷ 54,305,590 shares outstanding		$1.00

Institutional Service Shares:
$262,675,769 ÷ 262,675,769 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$6,485,879

Expenses:
Investment adviser fee		$645,918
Administrative personnel and services fee		121,594
Custodian fees		8,405
Transfer and dividend disbursing agent fees and expenses		61,015
Directors'/Trustees' fees		1,213
Auditing fees		5,493
Legal fees		3,478
Portfolio accounting fees		41,834
Shareholder services fee--Institutional Shares		74,586
Shareholder services fee--Institutional Service Shares		329,112
Share registration costs		16,318
Printing and postage		9,938
Insurance premiums		8,239
Miscellaneous		2,181

TOTAL EXPENSES		1,329,324

Waivers:
Waiver of investment adviser fee	$(127,271)
Waiver of shareholder services fee--Institutional Shares	(74,586)
Waiver of shareholder services fee--Institutional Service Shares	(131,645)

TOTAL WAIVERS		(333,502)

Net expenses			995,822

Net investment income			$5,490,057

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,490,057	$10,749,658

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,045,557)	(1,739,348)
Institutional Service Shares	(4,444,500)	(9,010,310)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,490,057)	(10,749,658)

Share Transactions:
Proceeds from sale of shares	697,764,012	1,186,153,615
Net asset value of shares issued to shareholders in payment of distributions declared	3,114,147	8,107,524
Cost of shares redeemed	(711,922,451)	(1,146,507,527)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,044,292)	47,753,612

Change in net assets	(11,044,292)	47,753,612

Net Assets:
Beginning of period	328,025,651	280,272,039

End of period	$316,981,359	$328,025,651

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.76%	3.81%	2.90%	3.26%	3.31%	3.24%

Ratios to Average Net Assets:

Expenses	0.49%[3]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	3.50%[3]	3.69%	2.87%	3.23%	3.26%	3.19%

Expense waiver/reimbursement[4]	0.33%[3]	0.37%	0.35%	0.36%	0.36%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$54,306	$50,047	$34,562	$24,559	$24,382	$26,302

1 Beginning with the year ended October 31, 1999, the Fund was audited Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.69%	3.65%	2.75%	3.11%	3.17%	3.14%

Ratios to Average Net Assets:

Expenses	0.64%[3]	0.64%	0.64%	0.64%	0.63%	0.59%

Net investment income	3.38%[3]	3.59%	2.71%	3.06%	3.12%	3.10%

Expense waiver/reimbursement[4]	0.18%[3]	0.22%	0.20%	0.21%	0.23%	0.30%

Supplemental Data:

Net assets, end of period (000 omitted)	$262,676	$277,979	$245,710	$247,149	$198,838	$177,575

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $2,348, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$1,190

2004	$1,158

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	217,644,424	230,192,935
Shares issued to shareholders in payment of distributions declared	64,312	373,479
Shares redeemed	(213,449,668)	(215,081,968)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,259,068	15,484,446

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	480,119,588	955,960,680
Shares issued to shareholders in payment of distributions declared	3,049,835	7,734,045
Shares redeemed	(498,472,783)	(931,425,559)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(15,303,360)	32,269,166

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(11,044,292)	47,753,612

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $258,585,000 and $281,340,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 47.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.7% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00133-01 (6/01)

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Alabama--4.0%
$5,000,000		Anniston, AL, IDB, (Series 1989A), Weekly VRDNs (Union Foundry Co.)/(AmSouth Bank N.A., Birmingham LOC)	$5,000,000
6,450,000		Daphne, AL, Special Care Facilities Financing Authority, (Series 1998A), Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Bank of Nova Scotia, Toronto and KBC Bank N.V. LIQs)	6,450,000
8,500,000		Jefferson County, AL, GO Warrants, (Series 1996), Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	8,500,000
1,195,000		Marshall County, AL, Special Obligation School Refunding Warrant, (Series 1994), Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC)	1,195,000

		TOTAL	21,145,000

		Arizona--1.7%
6,650,000		Arizona School District, Certificates of Participation, (Series 2000), 4.875% TANs (AMBAC INS), 7/31/2001	6,658,625
2,100,000		Maricopa County, AZ, Community College District, (Series 1994C), 5.25% Bonds, 7/1/2001	2,103,777

		TOTAL	8,762,402

		Colorado--4.6%
14,660,000		Denver (City & County), CO, MERLOTS, (Series 1997E), Weekly VRDNs (Department of Aviation Airport System)/(MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	14,660,000
2,130,000		Loveland, CO, IDR (Series 1993S), 4.625% TOBs (Safeway, Inc.)/(Bankers Trust Co., New York LOC), Mandatory Tender 6/1/2001	2,130,000
3,500,000	[2]	Lower Colorado River Authority, TX, (Series 2000), 4.40% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 9/4/2001	3,500,000
3,985,000	[2]	Lower Colorado River Authority, TX, MERLOTS, (Series 2000), 4.40% TOBs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 8/1/2001	3,985,000

		TOTAL	24,275,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Connecticut--1.0%
$5,000,000	[2]	Connecticut State HFA, Variable Rate Certificates, (Series 1998S), 3.20% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/23/2001	$5,000,000

		District of Columbia--1.3%
6,840,000		District of Columbia, Variable Rate Demand/Fixed Rate Revenue Bonds, (Series 1997), (Children's Defense Fund)/(Allfirst LOC)	6,840,000

		Florida--6.8%
4,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1998-9), Weekly VRDNs (Florida State Board of Education Capital Outlay)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,000,000
5,000,000		ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/(Series 1999-11), Weekly VRDNs (Tampa Bay Water Utility System, FL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	5,000,000
4,700,000		Capital Projects Finance Authority, FL, (Series 2000H), Weekly VRDNs (Capital Projects Loan Program - AAAE Airport)/(Caisse des Depots et Consignations, Paris INV)/(Bank of New York, Bayerische Hypotheken-und Vereinsbank AG and Landesbank Hessen-Thueringen, Frankfurt LIQs)	4,700,000
2,500,000		Fort Myers, FL, Utilities Revenue, (Series 1998-168), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	2,500,000
1,500,000		Mount Dora, FL, Health Facility Authority, (Series 1996A), Weekly VRDNs (Waterman Village (Mount Dora, Fl))/(Bank of America, N.A. LOC)	1,500,000
18,000,000		Orange County, FL, Health Facilities Authority, (Series 2000A), Weekly VRDNs (Florida Hospital Association Health Facilities Loan Program)/(Caisse des Depots et Consignations, Paris INV)/(BNP Paribas, Bank of New York and Bank of Nova Scotia, Toronto LIQs)	18,000,000

		TOTAL	35,700,000

		Georgia--0.8%
1,000,000		Barrow County, GA, School District, 4.60% Bonds (Georgia State GTD), 2/1/2002	1,008,771
3,290,000	[2]	Cherokee County, GA, Water & Sewer Authority, MERLOTS, (Series 2000A-23), 4.40% TOBs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/6/2001	3,290,000

		TOTAL	4,298,771

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Illinois--8.2%
$10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)/ (Series 1998-14), Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$10,000,000
10,000,000		Chicago, IL Board of Education, Variable Rate Certificates, (Series 1996BB), Weekly VRDNs (MBIA INS)/(Bank of America, N.A. LIQ)	10,000,000
4,995,000	[2]	Chicago, IL, Variable Rate Certificates, (Series 1998M), 3.25% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 7/26/2001	4,995,000
8,295,000		Illinois Health Facilities Authority, (Series 1997B), Weekly VRDNs (Advocate Health Care Network)/(Bank One, N.A., Bank of America, N.A. and Northern Trust Co., Chicago, IL LIQs)	8,295,000
8,715,000		Illinois HDA, (Series 1999B-1), 4.28% TOBs, Mandatory Tender 12/5/2001	8,715,000
1,000,000		Lake County, IL, Forest Preserve District, 4.50% Bonds, 12/15/2001	1,000,844

		TOTAL	43,005,844

		Indiana--4.1%
5,000,000		Frankfort, IN, EDR Weekly VRDNs (Wesley Manor, Inc.)/(Allied Irish Banks PLC LOC)	5,000,000
2,500,000		Indiana Health Facility Financing Authority, (Series 2001B), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC)	2,500,000
10,000,000		Indiana Health Facility Financing Authority, (Series 2000), Weekly VRDNs (Baptist Homes of Indiana, Inc.)/(LaSalle Bank, N.A. LOC)	10,000,000
4,000,000		Indianapolis, IN, Local Public Improvement Bond Bank, (Series 2000F), 4.75% TANs (Marion County, IN), 7/9/2001	4,003,680

		TOTAL	21,503,680

		Kentucky--1.4%
7,500,000		Boone County, KY Weekly VRDNs (Bemis Co., Inc.)	7,500,000

		Maine--0.5%
2,500,000		Maine State, 4.50% BANs, 6/26/2001	2,501,500

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maryland--5.5%
$9,000,000		Howard County, MD, (Series 2001A), 4.00% BANs, 4/15/2002	$9,079,906
7,250,000		Maryland Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Allfirst LOC)	7,250,000
60,000		Maryland Health & Higher Educational Facilities Authority, Facility Authority Revenue Bonds, (Series 1998), Weekly VRDNs (Woodbourne Foundation, Inc.)/(Allfirst LOC)	60,000
1,920,000		Maryland Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(Crestar Bank LOC)	1,920,000
2,250,000		Maryland Health & Higher Educational Facilities Authority, (Series A), 7.00% Bonds (University of Maryland Medical System)/(United States Treasury PRF), 7/1/2001 (@102)	2,303,178
7,900,000		Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial Convention Facility)/(Chase Manhattan Bank N.A., New York LOC)	7,900,000

		TOTAL	28,513,084

		Massachusetts--1.9%
8,000,000		Commonwealth of Massachusetts, (Series 2001C), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,000,000
1,925,000		Massachusetts HEFA, (Series D), 6.875% Bonds (Deaconess Hospital)/(United States Treasury PRF), 4/1/2002 (@102)	2,026,314

		TOTAL	10,026,314

		Michigan--7.1%
2,400,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-11), Weekly VRDNs (DeWitt, MI Public Schools)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	2,400,000
3,000,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/ (Series 1998-13), Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,000,000
5,000,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000A-8), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,000,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	$2,000,000
3,500,000		Detroit, MI Water Supply System, MERLOTS, (Series 2000D), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	3,500,000
1,000,000		Lake Orion, MI School District, 5.125% RANs, 8/22/2001	1,002,153
4,890,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Michigan National Bank, Farmington Hills LOC)	4,890,000
4,000,000		Michigan State Hospital Finance Authority, MERLOTS, (Series 1997A), Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(First Union National Bank, Charlotte, NC LIQ)	4,000,000
4,485,000		Oakland County, MI EDC, (Series 1998), Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC)	4,485,000
2,695,000		Ottawa County, MI Economic Development Corp., (Series 1995B), Weekly VRDNs (Sunset Manor, Inc.)/(LaSalle Bank, N.A. LOC)	2,695,000
3,995,000		Wayne Westland Community Schools, MI, Floater Certificates, (Series 1998-67), Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	3,995,000

		TOTAL	36,967,153

		Minnesota--4.3%
3,555,000		ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8), Weekly VRDNs (Minneapolis/St. Paul, MN Airport Commission)/(FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,555,000
3,500,000		Minneapolis, MN, (Series 1993), Weekly VRDNs (Market Square Real Estate, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	3,500,000
5,000,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, MERLOTS, (Series 2000), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	5,000,000
4,810,000	[2]	Minnesota State, (PT-400), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	4,810,000
3,600,000		Rochester, MN, Health Care Facility Authority, (Series 1998-177), Weekly VRDNs (Mayo Foundation)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	3,600,000
2,145,000		Seaway Port Authority of Duluth, MN, (Series 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(First Union National Bank, Charlotte, NC LOC)	2,145,000

		TOTAL	22,610,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Missouri--2.1%
$2,715,000		Howell County, MO IDA, (Series 1992), 3.50% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2001	$2,715,000
4,450,000		Kansas City, MO IDA, (Series 2001A), Weekly VRDNs (Bethesda Living Center)/(LaSalle Bank, N.A. LOC)	4,450,000
4,000,000		St. Louis, (Series 2000), 5.25% TRANs, 6/28/2001	4,004,073

		TOTAL	11,169,073

		Multi State--6.0%
4,112,582		ABN AMRO Chicago Corp. (Series1997-1), LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC)	4,112,582
8,487,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate)/(Series A), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	8,487,000
13,782,040		Equity Trust I, (Series 1996), Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LOC)	13,782,040
5,000,000		Koch Floating Rate Trust (Multistate Non-AMT)/(Series 2000-1), Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	5,000,000

		TOTAL	31,381,622

		New York--1.9%
10,000,000	[2]	Triborough Bridge & Tunnel Authority, NY, Trust Receipt, (Series 2000 FR/RI-N16), 3.25% TOBs (Bank of New York LIQ), 8/1/2001	10,000,000

		North Carolina--3.8%
20,000,000		Martin County, NC IFA, (Series 1993), Weekly VRDNs (Weyerhaeuser Co.)	20,000,000

		Ohio--2.6%
4,370,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC)	4,370,000
6,925,000		Cuyahoga County, OH, (Series 1999), Weekly VRDNs (The Renaissance)/ (LaSalle Bank, N.A. LOC)	6,925,000
545,000		Trumbull County, OH, Sewer District, 3.25% Bonds (MBIA INS), 12/1/2001	545,000
1,650,000		University of Cincinnati, OH, (Series BB), 4.45% BANs, 12/20/2001	1,652,524

		TOTAL	13,492,524

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--1.2%
$1,000,000		Claremore, OK Public Works Authority, 5.50% Bonds (FSA INS), 6/1/2001	$1,000,490
2,440,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Muskogee Mall LP)/(Bank of America, N.A. LOC)	2,440,000
2,910,000		Muskogee, OK Industrial Trust, (Series 1985), Weekly VRDNs (Warmack Muskogee LP)/(Bank of America, N.A. LOC)	2,910,000

		TOTAL	6,350,490

		Pennsylvania--5.4%
3,000,000		Easton Area School District, PA, (Series 1997), Weekly VRDNs (FGIC INS)/ (FGIC Securities Purchase, Inc. LIQ)	3,000,000
14,500,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/(Mellon Bank N.A., Pittsburgh LOC)	14,500,000
3,000,000		Mercersburg Borough, PA General Purpose Authority, (Series 2000B), Weekly VRDNs (Regents of the Mercersburg College)/(First Union National Bank, Charlotte, NC LOC)	3,000,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 1997B-7), 4.40%, TOBs (Saint Francis College, PA)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2001	4,600,000
3,100,000		Pennsylvania State Higher Education Facilities Authority, (Series A7), 3.20% TOBs (St. Joseph's University)/(First Union National Bank, Charlotte, NC LOC), Mandatory Tender 4/1/2002	3,100,000

		TOTAL	28,200,000

		South Carolina--0.2%
1,050,000		Western Carolina Regional Sewer Authority, SC, 4.00% Bonds (FSA INS), 3/1/2002	1,057,683

		South Dakota--0.5%
2,520,000		South Dakota HDA, (Series F), 4.50% BANs, 6/28/2001	2,520,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--1.3%
$1,500,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 1997), Weekly VRDNs (Belmont University)/(SunTrust Bank, Nashville LOC)	$1,500,000
3,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 3.35% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 5/16/2001	3,000,000
2,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2000), 4.45% CP (Baptist Memorial Hospital)/(Bank of America, N.A. LOC), Mandatory Tender 5/18/2001	2,500,000

		TOTAL	7,000,000

		Texas--12.5%
3,528,000		ABN AMRO MuniTOPS Certificates Trust (Multi-State Non-AMT)/ (Series 1998-24), Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	3,528,000
1,660,000		Bank One, TX Pooled Tax Exempt Trust, COP, (Series 1996), Weekly VRDNs (Bank One, Texas N.A. LOC)	1,660,000
1,850,000		Bell County, TX HFDC, (Series 1996C), Weekly VRDNs (Southern Healthcare Systems, Inc.)/(Bank One, Texas N.A. LOC)	1,850,000
5,000,000	[2]	Conroe, TX ISD, (PT-1168), 4.50% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/26/2001	5,000,000
7,785,000	[2]	Dallas, TX, (PT-369), 4.50% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 6/14/2001	7,785,000
10,750,000		Harris County, TX HFDC, (Series 2000), Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC)	10,750,000
5,205,000		Houston, TX ISD, Morgan Stanley Floater Certificates, (Series 1998-133), Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	5,205,000
1,500,000		Houston, TX, (Series A), 5.00% Bonds, 3/1/2002	1,522,345
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Texas--continued
$8,560,000	[2]	McKinney, TX ISD, (PT-1180), 4.45% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 8/9/2001	$8,560,000
4,945,000	[2]	Round Rock ISD, TX, (PT-1138), 4.45% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 7/12/2001	4,945,000
4,935,000	[2]	San Antonio ISD, TX, (PT-1184), 4.40% TOBs (Texas Permanent School Fund Guarantee Program GTD)/(Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/13/2001	4,935,000
7,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, (Series 1997), Weekly VRDNs (Societe Generale, Paris LIQ)	7,000,000
2,930,000		Tarrant County, TX HFDC, (Series 1997A), 5.25% Bonds (Texas Health Resources System)/(MBIA INS), 2/15/2002	2,971,808

		TOTAL	65,712,153

		Utah--0.2%
1,100,000		Castle Dale, UT IDR, (Series 1992), 3.50% TOBs (Safeway, Inc.)/(Deutsche Bank AG LOC), Mandatory Tender 8/1/2001	1,100,000

		Virginia--4.0%
4,910,000		ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 1998-21), Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	4,910,000
1,970,000		Alexandria, VA IDA, (Series 1999), Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank C/O Crestar Bank LOC)	1,970,000
1,000,000		Fairfax County, VA IDA, 1998 Trust Receipts (FR/RI-A35), Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	1,000,000
13,065,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(Crestar Bank LIQ)	13,065,000

		TOTAL	20,945,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--0.1%
$700,000		Clark County, WA Public Utilities District No. 001, (Series 2000), 5.00% Bonds (FSA INS), 1/1/2002	$702,942

		West Virginia--1.7%
6,230,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC)	6,230,000
2,765,000		Oak Hill, WV, (Series 1991A), Weekly VRDNs (Fayette Plaza)/(PNC Bank, N.A. LOC)	2,765,000

		TOTAL	8,995,000

		Wisconsin--2.6%
2,500,000		Madison, WI, (Series A), 5.50% Bonds, 5/1/2002	2,557,311
1,400,000		Pulaski, WI, Community School District, 4.00% Bonds, 3/1/2002	1,405,657
7,000,000		University of Wisconsin Hospital and Clinics Authority, MERLOTS, (Series 2000), Weekly VRDNs (FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,000,000
2,600,000		Wisconsin HEFA, (Series 2000), Weekly VRDNs (Grace Lutheran Foundation, Inc.)/(Firstar Bank, N.A. LOC)	2,600,000

		TOTAL	13,562,968

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$520,838,203

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
100.00%	0.00%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $71,805,000 which represents 13.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($524,290,373) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Deposit
CP	--Commercial Paper
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Housing Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDR	--Industrial Development Revenue
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$520,838,203
Cash		536,211
Income receivable		4,576,110

TOTAL ASSETS		525,950,524

Liabilities:
Income distribution payable	$1,607,190
Accrued expenses	52,961

TOTAL LIABILITIES		1,660,151

Net assets for 524,248,027 shares outstanding		$524,290,373

Net Assets Consist of:
Paid in capital		$524,240,166
Accumulated net realized loss on investments		(15,126)
Undistributed net investment income		65,333

TOTAL NET ASSETS		$524,290,373

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$524,290,373 ÷ 524,248,027 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$11,207,749

Expenses:
Investment adviser fee		$1,151,227
Administrative personnel and services fee		216,718
Custodian fees		15,254
Transfer and dividend disbursing agent fees and expenses		14,390
Directors'/Trustees' fees		8,059
Auditing fees		6,044
Legal fees		5,468
Portfolio accounting fees		51,805
Shareholder services fee		719,517
Share registration costs		9,785
Printing and postage		6,332
Insurance premiums		15,254
Miscellaneous		6,332

TOTAL EXPENSES		2,226,185

Waivers:
Waiver of investment adviser fee	$(345,656)
Waiver of shareholder services fee	(575,613)

TOTAL WAIVERS		(921,269)

Net expenses			1,304,916

Net investment income			9,902,833

Net realized gain on investments			32,108

Change in net assets resulting from operations			$9,934,941

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Period Ended 10/31/2000 [1]	Year Ended 11/30/1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,902,833	$19,085,642	$16,053,652
Net realized gain on investments	32,108	1,100	28,087

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,934,941	19,086,742	16,081,739

Distributions to Shareholders:
Distributions from net investment income	(9,902,833)	(19,085,642)	(16,053,652)

Share Transactions:
Proceeds from sale of shares	746,518,359	1,591,932,172	1,674,871,084
Net asset value of shares issued to shareholders in payment of distributions declared	777,973	1,512,230	1,164,731
Cost of shares redeemed	(782,558,092)	(1,560,996,089)	(1,666,879,961)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(35,261,760)	32,448,313	9,155,854

Change in net assets	(35,229,652)	32,449,413	9,183,941

Net Assets:
Beginning of period	559,520,025	527,070,612	517,886,671

End of period	$524,290,373	$559,520,025	$527,070,612

1 The Fund changed its fiscal year-end from November 30 to October 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Period Ended	Year Ended November 30,
	4/30/2001	10/31/2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.73%	3.46%	2.95%	3.21%	3.31%	3.18%

Ratios to Average Net Assets:

Expenses	0.45%[3]	0.45%[3]	0.45%	0.45%	0.45%	0.45%

Net investment income	3.44%[3]	3.70%[3]	2.90%	3.17%	3.25%	3.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$524,290	$559,520	$527,071	$517,887	$635,519	$747,785

1 The Fund changed its fiscal year-end from November 30 to October 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholders interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $47,234, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 2,012

2005	$14,032

2006	$31,190

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Change in Fiscal Year

The Fund changed its fiscal year-end from November 30 to October 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Period Ended 10/31/2000	[1]	Year Ended 11/30/1999
Shares sold	746,518,359	1,591,932,172		1,674,871,084
Shares issued to shareholders in payment of distributions declared	777,973	1,512,230		1,164,731
Shares redeemed	(782,558,092)	(1,560,996,089)		(1,666,879,961)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(35,261,760)	32,448,313		9,155,854

1 The Fund changed its fiscal year-end from November 30 to October 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act, and amounted to $569,860,000 and $543,595,000, respectively.

General

Certain of the Officers and Directors of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N666

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8070103 (6/01)

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

April 30, 2001 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.3%[1]
		Michigan--99.3%
$11,378,000		ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT), (Series 1998-13), Weekly VRDNs (Michigan State Trunk Line)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	$11,378,000
3,300,000		Auburn Hills, MI EDC, (Series 1995), Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC)	3,300,000
1,900,000		Battle Creek, MI EDC, (Series 1992), Weekly VRDNs (Michigan Carton & Paperboard Co.)/(American National Bank & Trust Co., Chicago LOC)	1,900,000
5,200,000		Bruce Township, MI Hospital Finance Authority, Adjustable Rate Tender Securities, (Series 1988B), 4.25% TOBs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ), Optional Tender 5/1/2001	5,200,000
2,800,000		Clare, MI Public Schools, 5.15% TRANs, 8/23/2001	2,804,171
1,000,000		Dearborn, MI EDC, (Series 1990), Weekly VRDNs (Exhibit Productions, Inc. Project)/(Comerica Bank, Detroit, MI LOC)	1,000,000
5,000,000	[2]	Detroit, MI City School District, MERLOTS, (Series 2000 A8), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 10/1/2001	5,000,000
925,000		Detroit, MI Sewage Disposal System, MERLOTS, (Series 2000-I), Weekly VRDNs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ)	925,000
3,990,000	[2]	Detroit, MI Water Supply System, MERLOTS, (Series 2000 A21), 4.40% TOBs (FGIC INS)/(First Union National Bank, Charlotte, NC LIQ), Optional Tender 11/6/2001	3,990,000
1,600,000		Grand Rapids, MI EDC, (Series 2000), Weekly VRDNs (Holland Home Obligated Group)/(Old Kent Bank, Grand Rapids, MI LOC)	1,600,000
2,500,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(Bank One, MI LOC)	2,500,000
3,000,000		Grand Rapids, MI IDR, (Series 1999), Weekly VRDNs (Kent Quality Foods, Inc.)/(Firstar Bank, N.A. LOC)	3,000,000
3,000,000		Lake Orion, MI School District, 5.13% RANs, 8/22/2001	3,006,459
500,000		Lake Orion, MI School District, UT GO Refunding Bonds, 5.90% (Michigan State GTD), 5/1/2001	500,000
1,400,000		Michigan Higher Education Student Loan Authority, Refunding Revenue Bonds, (Series X11-B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	1,400,000
3,400,000		Michigan Higher Education Student Loan Authority, (Series XII-D), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	3,400,000
3,100,000		Michigan Job Development Authority, LO Revenue Bonds, Weekly VRDNs (Andersons Project)/(Credit Lyonnais Paris LOC)	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$9,000,000		Michigan State Hospital Finance Authority, (Series 1999A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Lasalle Bank, N.A. LOC)	$9,000,000
800,000		Michigan State Hospital Finance Authority, (Series 2000), Weekly VRDNs (Oaklawn Hospital)/(Michigan National Bank, Farmington Hills LOC)	800,000
2,000,000		Michigan State Hospital Finance Authority, (Series 2000E), Weekly VRDNs (Trinity Healthcare Credit Group)	2,000,000
7,890,000		Michigan State Hospital Finance Authority, (Series A), 7.50% Bonds (Detroit Medical Center Obligated Group)/(United States Treasury PRF), 8/15/2001 (@102)	8,120,691
2,040,000		Michigan State Hospital Finance Authority, (Series A), 7.50% Bonds (McLaren Obligated Group)/(United States Treasury PRF), 9/15/2001 (@ 98.2)	2,078,914
8,200,000		Michigan State HDA Weekly VRDNs (Woodland Meadows, MI)/(UBS AG LOC)	8,200,000
5,860,000		Michigan State HDA, (PA-635R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,860,000
5,250,000		Michigan State HDA, (Series 2000D), 4.45% TOBs, Mandatory Tender 12/1/2001	5,250,000
4,920,000		Michigan State HDA, (Series 2000), Weekly VRDNs (River Place Plaza Apartments)/(Bank of New York LOC)	4,920,000
7,695,000		Michigan State HDA, MERLOTS, (Series G), Weekly VRDNs (MBIA INS)/(First Union National Bank, Charlotte, NC LIQ)	7,874,909
3,200,000		Michigan State Trunk Line, (Series A), 5.40% Bonds, 10/1/2001	3,213,600
6,000,000		Michigan State, (Series A), 4.00% BANs, (New Center Development, Inc.)/(Bank of New York LOC), 10/1/2001	6,018,561
1,000,000		Michigan State, UT GO Recreation Program Bonds, 5.75% 11/1/2001	1,006,653
2,330,000		Michigan Strategic Fund Weekly VRDNs (Ace Hi Displays, Inc.)/(Bank One, Michigan LOC)	2,330,000
2,200,000		Michigan Strategic Fund Weekly VRDNs (Anro LLC)/(Firstar Bank, N.A. LOC)	2,200,000
1,200,000		Michigan Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC)	1,200,000
4,500,000		Michigan Strategic Fund Weekly VRDNs (DSP Technology, Inc.)/(Comerica Bank, Detroit, MI LOC)	4,500,000
1,000,000		Michigan Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Michigan National Bank, Farmington Hills LOC)	1,000,000
1,900,000		Michigan Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Michigan National Bank, Farmington Hills LOC)	1,900,000
4,410,000		Michigan Strategic Fund Weekly VRDNs (Hess Industries, Inc.)/(Lasalle Bank, N.A. LOC)	4,410,000
1,200,000		Michigan Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Michigan National Bank, Farmington Hills LOC)	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$5,095,000		Michigan Strategic Fund Weekly VRDNs (United Fixtures Co.)/(Deutsche Bank AG LOC)	$5,095,000
3,800,000		Michigan Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Michigan National Bank, Farmington Hills LOC)	3,800,000
6,835,000		Michigan Strategic Fund, (Series 1991), Weekly VRDNs (AGA Gas, Inc.)/(Svenska Handelsbanken, Stockholm LOC)	6,835,000
700,000		Michigan Strategic Fund, (Series 1994), Weekly VRDNs (Wilkie Metal Products, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	700,000
2,905,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Bear Lake Associates Project)/(Old Kent Bank & Trust Co., Grand Rapids, LOC)	2,905,000
545,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Hercules Drawn Steel Corporation Project)/(KeyBank, N.A. LOC)	545,000
790,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (RSR Project)/(Old Kent Bank & Trust Co., Grand Rapids LOC)	790,000
600,000		Michigan Strategic Fund, (Series 1995), Weekly VRDNs (Rood Industries, Inc.)/(Bank One, Michigan LOC)	600,000
4,710,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Wayne Disposal-Oakland, Inc.)/(Comerica Bank, Detroit, MI LOC)	4,710,000
500,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1996), Weekly VRDNs (ACI Properties, LLC Project)/(Comerica Bank, Detroit, MI LOC)	500,000
645,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1996), Weekly VRDNs (Akemi, Inc.)/(Comerica Bank, Detroit, MI LOC)	645,000
2,500,000		Michigan Strategic Fund, Adjustable Rate LO Revenue Bonds, (Series 1996), Weekly VRDNs (C-Tec, Inc.)/(SunTrust Bank LOC)	2,500,000
835,000		Michigan Strategic Fund, (Series 1996), Weekly VRDNs (Echo Properties, LLC Project)/(Comerica Bank, Detroit, MI LOC)	835,000
1,900,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1996), Weekly VRDNs (G&T Real Estate Investments Co., LLC)/(Bank One, Michigan LOC)	1,900,000
760,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1996), Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank, Detroit, MI LOC)	760,000
1,525,000		Michigan Strategic Fund, Variable Rate Demand LO Revenue Bonds, (Series 1996), Weekly VRDNs (R.H. Wyner Associates, Inc.)/(State Street Bank and Trust Co. LOC)	1,525,000
2,700,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1996), Weekly VRDNs (RMT Woodworth, Inc.)/(Comerica Bank, Detroit, MI LOC)	2,700,000
3,000,000		Michigan Strategic Fund, (Series 1997), Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Michigan National Bank, Farmington Hills LOC)	3,000,000
2,245,000		Michigan Strategic Fund, Variable Rate Demand LO Revenue Bonds, (Series 1998), Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank, Detroit, MI LOC)	2,245,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$1,530,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC)	$1,530,000
1,845,000		Michigan Strategic Fund, (Series 1998), Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC)	1,845,000
4,795,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (DW Aluminum, LLC)/(KeyBank, N.A. LOC)	4,795,000
2,420,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (Fab-All Manufacturing, Inc.)/(Wells Fargo Bank Minnesota, N.A. LOC)	2,420,000
4,000,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (J. G. Kern Enterprises, Inc.)/(Michigan National Bank, Farmington Hills LOC)	4,000,000
2,200,000		Michigan Strategic Fund, (Series 1999), Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC)	2,200,000
2,905,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 2000), Weekly VRDNs (Imperial Metal Products Co. LLC)/(National City Bank, Michigan/Illinois LOC)	2,905,000
7,500,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 2000), Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank, Detroit, MI LOC)	7,500,000
2,500,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 2000), Weekly VRDNs (Open Plan Systems, Inc.)/(Wachovia Bank of NC, N.A. LOC)	2,500,000
1,700,000		Michigan Strategic Fund, (Series 2000A), Weekly VRDNs (Michigan Turkey Producers, LLC)/(Michigan National Bank, Farmington Hills LOC)	1,700,000
1,000,000		Michigan Strategic Fund, (Series 2000B), Weekly VRDNs (Michigan Turkey Producers, LLC)/(Michigan National Bank, Farmington Hills LOC)	1,000,000
2,050,000		Michigan Strategic Fund, (Series 2001), Weekly VRDNs (CGH, LLC/Hicks Plastics Company, Inc.)/(Michigan National Bank, Farmington Hills LOC)	2,050,000
6,575,000		Michigan Strategic Fund, (Series A), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	6,575,000
775,000		Michigan Strategic Fund, (Series B), Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC)	775,000
590,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Rowe Thomas Company)/(Comerica Bank, Detroit, MI LOC)	590,000
3,230,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (J.R. Automation Technologies)/(Old Kent Bank, Grand Rapids LOC)	3,230,000
1,310,000		Michigan Strategic Fund, LO Revenue Bonds, (Series 1995), Weekly VRDNs (Welch Properties)/(Old Kent Bank, Grand Rapids LOC)	1,310,000
4,000,000		Michigan Underground Storage Tank Financial Assurance Authority, (Series I), 5.50% Bonds (AMBAC INS), 5/1/2002	4,093,043
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Michigan--continued
$2,200,000		Mount Morris, MI CSD, 4.95% RANs, 8/30/2001	$2,201,396
2,820,000		Oakland County, MI EDC, LO Revenue Bonds, (Series 1997), Weekly VRDNs (Stone Soap Company, Inc.)/(Michigan National Bank, Farmington Hills LOC)	2,820,000
2,110,000		Oakland County, MI EDC, LO Revenue Bonds, (Series 1998), Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC)	2,110,000
4,200,000		Owosso Public School, MI, 4.75% RANs, 8/22/2001	4,204,355

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$242,030,752

Securities that are subject to alternative minimum tax represent 59.9% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical ratings organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2001, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
98.84%	1.16%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2001, these securities amounted to $8,990,000 which represents 3.7% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($243,728,612) at April 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CSD	--Central School District
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
GO	--General Obligation
GTD	--Guaranteed
HDA	--Housing Development Authority
IDR	--Industrial Development Revenue
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	-- Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$242,030,752
Cash		332,783
Income receivable		2,062,638

TOTAL ASSETS		244,426,173

Liabilities:
Income distribution payable	$658,056
Accrued expenses	39,505

TOTAL LIABILITIES		697,561

Net assets for 243,728,612 shares outstanding		$243,728,612

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$212,060,269 ÷ 212,060,269 shares outstanding		$1.00

Institutional Shares:
$19,826,973 ÷ 19,826,973 shares outstanding		$1.00

Cash II Shares:
$11,841,370 ÷ 11,841,370 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Interest			$4,595,028

Expenses:
Investment adviser fee		$578,138
Administrative personnel and services fee		80,481
Custodian fees		6,524
Transfer and dividend disbursing agent fees and expenses		56,226
Directors'/Trustees' fees		1,029
Auditing fees		12,380
Legal fees		7,735
Portfolio accounting fees		34,177
Distribution services fee--Cash II Shares		2,173
Shareholder services fee--Institutional Service Shares		257,873
Shareholder services fee--Institutional Shares		29,023
Shareholder services fee--Cash II Shares		2,173
Share registration costs		17,484
Printing and postage		12,616
Insurance premiums		5,228
Miscellaneous		1,476

TOTAL EXPENSES		1,104,736

Waivers:
Waiver of investment adviser fee	$(345,897)
Waiver of shareholder services fee--Institutional Service Shares	(92,834)
Waiver of shareholder services fee--Institutional Shares	(29,023)
Waiver of shareholder services fee--Cash II Shares	(782)

TOTAL WAIVERS		(468,536)

Net expenses			636,200

Net investment income			$3,958,828

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,958,828	$7,466,076

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,513,249)	(6,786,929)
Institutional Shares	(416,434)	(679,147)
Cash II Shares	(29,145)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,958,828)	(7,466,076)

Share Transactions:
Proceeds from sale of shares	423,659,804	818,323,293
Net asset value of shares issued to shareholders in payment of distributions declared	2,579,592	5,999,350
Cost of shares redeemed	(395,172,430)	(813,160,934)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	31,066,966	11,161,709

Change in net assets	31,066,966	11,161,709

Net Assets:
Beginning of period	212,661,646	201,499,937

End of period	$243,728,612	$212,661,646

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.70%	3.67%	2.84%	3.20%	3.27%	3.26%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.55%	0.50%

Net investment income	3.41%[3]	3.61%	2.80%	3.16%	3.22%	3.21%

Expense waiver/reimbursement[4]	0.39%[3]	0.41%	0.40%	0.42%	0.51%	0.76%

Supplemental Data:

Net assets, end of period (000 omitted)	$212,060	$194,058	$182,610	$184,989	$147,105	$92,275

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999 [1]	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.02	0.04	0.03	0.03	0.03	0.02
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)	(0.02)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.78%	3.84%	3.00%	3.36%	3.43%	2.19%

Ratios to Average Net Assets:

Expenses	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.37%[4]

Net investment income	3.59%[4]	3.78%	2.99%	3.31%	3.39%	3.40%[4]

Expense waiver/reimbursement[5]	0.55%[4]	0.57%	0.57%	0.58%	0.66%	0.89%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$19,827	$18,604	$18,890	$19,564	$13,370	$11,614

1 Beginning with the year ended October 31, 1999, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from March 4, 1996 (date of initial public investment) to October 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2001 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.01
Less Distributions:
Distributions from net investment income	(0.01)

Net Asset Value, End of Period	$1.00

Total Return[2]	0.55%

Ratios to Average Net Assets:

Expenses	0.83%[3]

Net investment income	3.35%[3]

Expense waiver/reimbursement[4]	0.39%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$11,841

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to April 30, 2001.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Service Shares, Institutional Shares and Cash II Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the State of Michigan consistent with the stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund for federal tax purposes, had a capital loss carryforward of $1,873, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and this will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2005.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Service Shares:
Shares sold	324,600,457	730,158,100
Shares issued to shareholders in payment of distributions declared	2,496,519	5,946,822
Shares redeemed	(309,094,822)	(724,656,792)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	18,002,154	11,448,130

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Institutional Shares:
Shares sold	71,065,829	88,165,193
Shares issued to shareholders in payment of distributions declared	83,073	52,528
Shares redeemed	(69,925,460)	(88,504,142)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,223,442	(286,421)

	Period Ended 4/30/2001 [1]	Year Ended 10/31/2000
Cash II Shares:
Shares sold	27,993,518	--
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(16,152,148)	--

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	11,841,370	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	31,066,966	11,161,709

1 Reflects operations for the period from February 23, 2001 (date of initial public investment) to April 30, 2001.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of their fees. FSSC can modify or terminate this voluntary waiver at any time at their sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $194,483,810 and $177,868,000 respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2001, 83.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 10.7% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N161
Cusip 60934N385
Cusip 60934N377

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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